UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Municipal Income Fund II

Arizona Portfolio

Florida Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

March 31, 2008

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

May 21, 2008

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the “Portfolios”) for the semi-annual reporting period ended March 31, 2008.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of current income exempt from Federal taxation, and in the case of the state Portfolios, state taxation of the respective state that is available without assuming what the Adviser considers to be undue risk. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The Pennsylvania Portfolio and the Virginia Portfolio are non-diversified, meaning they can invest more of their assets in a fewer number of issuers.

Investment Results

The tables on pages 6 – 8 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended March 31, 2008. For the six-month period ended March 31, 2008, all of the Portfolios’ Class A shares without sales charges underperformed the benchmark, the LB Municipal Index, which represents the municipal market and posted a return of 0.75%, except for the Massachusetts Portfolio, the Michigan Portfolio and the Minnesota Portfolio, which outperformed. For the 12-month period ended March 31, 2008, all of the Portfolios’ Class A shares without sales charges underperformed the benchmark, which returned 1.90% over the period, except for the Massachusetts Portfolio and the Michigan Portfolio, which outperformed.

Even though the Portfolios’ Municipal Bond Investment Team (the “Team”) focused new purchases on high credit quality bonds, the Portfolios’ weights in lower-credit quality bonds compared to the benchmark’s detracted from relative performance as credit spreads widened. In general, the maturities of the Portfolios’ holdings relative to the benchmark’s maturities benefited performance. A more detailed description of the contribution to each Portfolio’s relative performance due to security and sector selection versus the benchmark for the semi-annual reporting period ended March 31, 2008 follows.

Arizona Portfolio – The Arizona Portfolio’s underperformance was partially the result of security selection in the special tax sector. Security selection in the insured, housing and leasing sectors also detracted from the Portfolio’s performance. The Portfolio’s relative weight in the pre-refunded sector was beneficial to performance.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	1

Florida Portfolio – The Florida Portfolio’s underperformance compared to the benchmark was partially the result of the Portfolio’s security selection in the special tax, hospital and housing sectors. The Portfolio’s relative weight in the housing and general obligation sectors also detracted from performance. The Portfolio’s relative weight in the pre-refunded sector was beneficial to performance.

Massachusetts Portfolio – The Massachusetts Portfolio’s relative outperformance compared to the benchmark was partially the result of the Portfolio’s relative weight in the pre-refunded sector and security selection within the housing and pre-refunded sectors. The Portfolio’s relative weight in general obligation bonds detracted from performance.

Michigan Portfolio – The Michigan Portfolio’s relative outperformance compared to the benchmark was partially the result of the Portfolio’s relative weight in the pre-refunded sector. Security selection in the housing, special tax and hospital sectors contributed negatively to the Portfolio’s performance.

Minnesota Portfolio – The Minnesota Portfolio’s outperformance relative to the benchmark for the six-month period ended March 31, 2008 was partially a result of its relative weight in the industrial revenue bond sector and security selection in the airport sector. Security selection in the housing and education sectors, along with the Portfolio’s relative weight in the housing sector detracted from performance for the six-month period.

The Minnesota Portfolio’s underperformance relative to its benchmark for the 12-month period ended March 31, 2008 was partially a result of security selection in the housing, education and hospital sectors. The maturities of the Portfolio’s holdings, along with the Portfolio’s relative weight in the industrial revenue bond sector, helped performance for the 12-month period.

New Jersey Portfolio – The New Jersey Portfolio’s underperformance was partially the result of security selection in the education, special tax and hospital sectors. Security selection and the Portfolio’s relative weight in the pre-refunded sector were beneficial to performance.

Ohio Portfolio – The Ohio Portfolio’s underperformance was partially the result of security selection in the special tax, housing and education sectors. The Portfolio’s relative weight in the pre-refunded sector helped performance.

Pennsylvania Portfolio – The Pennsylvania Portfolio’s underperformance was partially the result of security selection in the special tax, hospital and transportation sectors. Security selection in the pre-refunded sector was beneficial to performance.

Virginia Portfolio – The Virginia Portfolio’s underperformance was partially the result of security selection in the housing, leasing and special tax sectors, along with the Portfolio’s relative weight in the housing sector. Security selection in the hospital and industrial revenue bond sectors was beneficial to performance.

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Market Review and Investment Strategy

A significant sign of stress in the municipal market was how inexpensive tax-exempt bonds were relative to taxable bonds on March 31, 2008. This was especially true in relation to Treasuries, but municipals were also attractive relative to other types of taxable bonds such as high-grade corporate bonds. On an after-tax basis, municipal bonds provided an extra 1.3% in yield over U.S. Treasuries for clients subject to the top federal income tax rate—the most observed in over 20 years and twice the historical average. The Team believed this was primarily due to market dislocations, which included: the downgrading of bond insurers, problems in auction rate securities (not enough interested bidders willing to purchase these long-term securities), troubles with variable rate demand notes (long-term bonds whose interest rates change with money market interest rates and are payable on demand) and issues with margin calls (investors being called on to cover their purchase of securities with borrowed funds) on leveraged municipal portfolios. Investors appear to have recognized that solving some of these factors could substantially increase the supply of traditional fixed-coupon municipal bonds available for sale. The Team observed a reduction in investor demand and a consequent reduction in the price of municipals.

The increase in credit spreads over the six- and 12-month periods ended March 31, 2008 is consistent with investors’ heightened sense of risk aversion, and has been compounded by the downgrades of bond insurers.

The percentage of municipal bonds issued with bond insurance declined from 50% of total new issuance over the last few years to only 25% in the first quarter of 2008, thereby creating a larger supply of lower-rated bonds. There may be opportunities to add income to the Portfolios, but the Team is also seeking to identify bonds which may be stable during this difficult economic period.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Insured municipal securities typically receive a higher credit rating which means that the issuer of the securities pays a lower interest rate. In purchasing such insured securities, the Team gives consideration to both the insurer and to the credit quality of the underlying issuer. The insurance reduces the credit risk for a particular municipal security by supplementing the creditworthiness of the underlying bond and provides additional security for payment of the principal and interest of a municipal security. Certain of the insurance companies that provide insurance for municipal securities provide insurance for other types of securities, including some involving subprime mortgages. The value of subprime mortgage securities has declined recently and some may default, increasing a bond insurer’s risk of having to make payments to holders of subprime mortgage securities. Because of this risk, the ratings of some insurance companies have been, or may be, downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s rating is downgraded or

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	3

the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

As of March 31, 2008, the Portfolios’ percentages of total investments in insured bonds and in insured bonds that have been pre-refunded are as follows:

Portfolio	Insured Bonds	Pre-Refunded Insured Bonds
Arizona	49%	10%
Florida	54%	1%
Massachusetts	51%	9%
Michigan	45%	17%
Minnesota	46%	8%
New Jersey	58%	10%
Ohio	52%	19%
Pennsylvania	72%	22%
Virginia	38%	1%

The Team believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolios. A large proportion of the Portfolios’ insured municipal securities are insured by insurance companies rated AAA. The Portfolios are well diversified by bond insurer, minimizing the exposure to any single insurer. In addition, the generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios’ prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations in the Portfolios’ securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Municipal income securities may realize gains; therefore, shareholders will incur a tax liability from time to time. Income may be subject to state and local taxes and/or the alternative minimum tax. A municipal security could be downgraded or its issuer could default in payment of principal or interest. If applicable, for bonds that are issued at higher interest rates, the issuer may exercise its right to recall some or all of the outstanding bonds to investors prior to their maturity. Individual state municipal portfolios are non-diversified and subject to geographic risk including greater risk of adverse economic conditions and regulatory changes based on their narrow investment objectives. Additionally, the Pennsylvania and Virginia Portfolios can invest in a relatively small number of issuers, and are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios’ prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS PERIODS ENDED MARCH 31, 2008

	Returns
	6 Months	12 Months
Arizona Portfolio
Class A	0.56%	1.42%

Class B	0.21%	0.71%

Class C	0.21%	0.71%

LB Municipal Index	0.75%	1.90%

	Returns
	6 Months	12 Months
Florida Portfolio
Class A	-0.27%	0.76%

Class B	-0.61%	0.06%

Class C	-0.61%	0.06%

LB Municipal Index	0.75%	1.90%

	Returns
	6 Months	12 Months
Massachusetts Portfolio
Class A	1.63%	2.80%

Class B	1.28%	2.09%

Class C	1.28%	2.09%

LB Municipal Index	0.75%	1.90%

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS PERIODS ENDED MARCH 31, 2008

	Returns
	6 Months	12 Months
Michigan Portfolio
Class A	1.04%	1.97%

Class B	0.69%	1.27%

Class C	0.59%	1.27%

LB Municipal Index	0.75%	1.90%

	Returns
	6 Months	12 Months
Minnesota Portfolio
Class A	0.99%	1.83%

Class B	0.64%	1.22%

Class C	0.64%	1.22%

LB Municipal Index	0.75%	1.90%

	Returns
	6 Months	12 Months
New Jersey Portfolio
Class A	-0.27%	0.32%

Class B	-0.62%	-0.38%

Class C	-0.62%	-0.38%

LB Municipal Index	0.75%	1.90%

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS

PERIODS ENDED MARCH 31, 2008

	Returns
	6 Months	12 Months
Ohio Portfolio
Class A	0.29%	1.32%

Class B	-0.06%	0.61%

Class C	-0.06%	0.72%

LB Municipal Index	0.75%	1.90%

	Returns
	6 Months	12 Months
Pennsylvania Portfolio
Class A	0.25%	1.07%

Class B	-0.11%	0.37%

Class C	-0.10%	0.37%

LB Municipal Index	0.75%	1.90%

	Returns
	6 Months	12 Months
Virginia Portfolio
Class A	0.67%	1.66%

Class B	0.32%	0.95%

Class C	0.23%	0.96%

LB Municipal Index	0.75%	1.90%

See Historical Performance and Benchmark disclosures on page 5.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

ARIZONA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.71%	5.98%
1 Year	1.42%	-2.89%
5 Years	4.47%	3.56%
10 Years	4.85%	4.39%

Class B Shares			3.18%	5.12%
1 Year	0.71%	-2.21%
5 Years	3.74%	3.74%
10 Years(a)	4.42%	4.42%

Class C Shares			3.18%	5.12%
1 Year	0.71%	-0.27%
5 Years	3.74%	3.74%
10 Years	4.12%	4.12%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-2.89%
5 Years	3.56%
10 Years	4.39%

Class B Shares
1 Year	-2.21%
5 Years	3.74%
10 Years(a)	4.42%

Class C Shares
1 Year	-0.27%
5 Years	3.74%
10 Years	4.12%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.96%, 1.67% and 1.66% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.48% and 1.48% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	9

Historical Performance

FLORIDA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			4.22%	6.49%
1 Year	0.76%	-3.56%
5 Years	4.01%	3.12%
10 Years	4.66%	4.20%

Class B Shares			3.70%	5.69%
1 Year	0.06%	-2.83%
5 Years	3.29%	3.29%
10 Years(a)	4.23%	4.23%

Class C Shares			3.71%	5.71%
1 Year	0.06%	-0.90%
5 Years	3.29%	3.29%
10 Years	3.93%	3.93%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-3.56%
5 Years	3.12%
10 Years	4.20%

Class B Shares
1 Year	-2.83%
5 Years	3.29%
10 Years(a)	4.23%

Class C Shares
1 Year	-0.90%
5 Years	3.29%
10 Years	3.93%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.96%, 1.68% and 1.67% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.48% and 1.48% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MASSACHUSETTS PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.16%	5.13%
1 Year	2.80%	-1.54%
5 Years	4.26%	3.36%
10 Years	4.49%	4.04%

Class B Shares			2.62%	4.26%
1 Year	2.09%	-0.87%
5 Years	3.54%	3.54%
10 Years(a)	4.07%	4.07%

Class C Shares			2.62%	4.26%
1 Year	2.09%	1.10%
5 Years	3.54%	3.54%
10 Years	3.78%	3.78%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-1.54%
5 Years	3.36%
10 Years	4.04%

Class B Shares
1 Year	-0.87%
5 Years	3.54%
10 Years(a)	4.07%

Class C Shares
1 Year	1.10%
5 Years	3.54%
10 Years	3.78%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.06%, 1.77% and 1.76% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.52% and 1.52% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	11

Historical Performance

MICHIGAN PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.28%	5.28%
1 Year	1.97%	-2.35%
5 Years	4.08%	3.18%
10 Years	4.99%	4.54%

Class B Shares			2.73%	4.39%
1 Year	1.27%	-1.67%
5 Years	3.37%	3.37%
10 Years(a)	4.55%	4.55%

Class C Shares			2.74%	4.41%
1 Year	1.27%	0.29%
5 Years	3.36%	3.36%
10 Years	4.26%	4.26%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-2.35%
5 Years	3.18%
10 Years	4.54%

Class B Shares
1 Year	-1.67%
5 Years	3.37%
10 Years(a)	4.55%

Class C Shares
1 Year	0.29%
5 Years	3.36%
10 Years	4.26%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.10%, 1.81% and 1.81% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 1.01%, 1.71% and 1.71% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

MINNESOTA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.41%	5.69%
1 Year	1.83%	-2.48%
5 Years	3.85%	2.95%
10 Years	4.59%	4.14%

Class B Shares			2.86%	4.77%
1 Year	1.22%	-1.71%
5 Years	3.14%	3.14%
10 Years(a)	4.15%	4.15%

Class C Shares			2.86%	4.77%
1 Year	1.22%	0.24%
5 Years	3.14%	3.14%
10 Years	3.87%	3.87%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-2.48%
5 Years	2.95%
10 Years	4.14%

Class B Shares
1 Year	-1.71%
5 Years	3.14%
10 Years(a)	4.15%

Class C Shares
1 Year	0.24%
5 Years	3.14%
10 Years	3.87%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.16%, 1.87% and 1.86% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.90%, 1.60% and 1.60% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	13

Historical Performance

NEW JERSEY PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.88%	6.56%
1 Year	0.32%	-3.94%
5 Years	3.86%	2.95%
10 Years	4.04%	3.58%

Class B Shares			3.35%	5.66%
1 Year	-0.38%	-3.27%
5 Years	3.11%	3.11%
10 Years(a)	3.59%	3.59%

Class C Shares			3.35%	5.66%
1 Year	-0.38%	-1.34%
5 Years	3.11%	3.11%
10 Years	3.30%	3.30%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-3.94%
5 Years	2.95%
10 Years	3.58%

Class B Shares
1 Year	-3.27%
5 Years	3.11%
10 Years(a)	3.59%

Class C Shares
1 Year	-1.34%
5 Years	3.11%
10 Years	3.30%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.10%, 1.81% and 1.80% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.94%, 1.64% and 1.64% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

OHIO PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.46%	5.68%
1 Year	1.32%	-2.98%
5 Years	4.20%	3.30%
10 Years	4.35%	3.89%

Class B Shares			2.92%	4.79%
1 Year	0.61%	-2.31%
5 Years	3.48%	3.48%
10 Years(a)	3.91%	3.91%

Class C Shares			2.92%	4.79%
1 Year	0.72%	-0.26%
5 Years	3.47%	3.47%
10 Years	3.63%	3.63%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-2.98%
5 Years	3.30%
10 Years	3.89%

Class B Shares
1 Year	-2.31%
5 Years	3.48%
10 Years(a)	3.91%

Class C Shares
1 Year	-0.26%
5 Years	3.47%
10 Years	3.63%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01%, 1.72% and 1.71% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.55% and 1.55% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	15

Historical Performance

PENNSYLVANIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.54%	5.62%
1 Year	1.07%	-3.23%
5 Years	4.02%	3.13%
10 Years	4.60%	4.15%

Class B Shares			3.00%	4.76%
1 Year	0.37%	-2.54%
5 Years	3.30%	3.30%
10 Years(a)	4.16%	4.16%

Class C Shares			3.00%	4.76%
1 Year	0.37%	-0.60%
5 Years	3.30%	3.30%
10 Years	3.87%	3.87%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-3.23%
5 Years	3.13%
10 Years	4.15%

Class B Shares
1 Year	-2.54%
5 Years	3.30%
10 Years(a)	4.16%

Class C Shares
1 Year	-0.60%
5 Years	3.30%
10 Years	3.87%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.03%, 1.74% and 1.74% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.95%, 1.65% and 1.65% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Historical Performance

VIRGINIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2008
	NAV Returns	SEC Returns	SEC Yields*	Taxable Equivalent Yields**

Class A Shares			3.53%	5.76%
1 Year	1.66%	-2.66%
5 Years	4.32%	3.42%
10 Years	4.60%	4.15%

Class B Shares			3.00%	4.90%
1 Year	0.95%	-1.97%
5 Years	3.60%	3.60%
10 Years(a)	4.18%	4.18%

Class C Shares			3.01%	4.91%
1 Year	0.96%	-0.02%
5 Years	3.59%	3.59%
10 Years	3.88%	3.88%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2008)
SEC Returns

Class A Shares
1 Year	-2.66%
5 Years	3.42%
10 Years	4.15%

Class B Shares
1 Year	-1.97%
5 Years	3.60%
10 Years(a)	4.18%

Class C Shares
1 Year	-0.02%
5 Years	3.59%
10 Years	3.88%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.69% and 1.69% for Class A, Class B and Class C, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.72%, 1.42% and 1.42% for Class A, Class B and Class C, respectively. These waivers/reimbursements extend through the Portfolio’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

*	SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2008.

**	Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 5.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	17

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Arizona Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,005.58	$3.91	0.78%
Hypothetical**	$1,000	$1,021.10	$3.94	0.78%
Class B
Actual	$1,000	$1,002.09	$7.41	1.48%
Hypothetical**	$1,000	$1,017.60	$7.47	1.48%
Class C
Actual	$1,000	$1,002.09	$7.41	1.48%
Hypothetical**	$1,000	$1,017.60	$7.47	1.48%

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(continued from previous page)

Florida Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$997.32	$3.89	0.78%
Hypothetical**	$1,000	$1,021.10	$3.94	0.78%
Class B
Actual	$1,000	$993.85	$7.38	1.48%
Hypothetical**	$1,000	$1,017.60	$7.47	1.48%
Class C
Actual	$1,000	$993.86	$7.38	1.48%
Hypothetical**	$1,000	$1,017.60	$7.47	1.48%

Massachusetts Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,016.29	$4.13	0.82%
Hypothetical**	$1,000	$1,020.90	$4.14	0.82%
Class B
Actual	$1,000	$1,012.80	$7.65	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%
Class C
Actual	$1,000	$1,012.79	$7.65	1.52%
Hypothetical**	$1,000	$1,017.40	$7.67	1.52%

Michigan Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.37	$5.08	1.01%
Hypothetical**	$1,000	$1,019.95	$5.10	1.01%
Class B
Actual	$1,000	$1,006.86	$8.58	1.71%
Hypothetical**	$1,000	$1,016.45	$8.62	1.71%
Class C
Actual	$1,000	$1,005.95	$8.58	1.71%
Hypothetical**	$1,000	$1,016.45	$8.62	1.71%

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	19

Fund Expenses

FUND EXPENSES

(continued from previous page)

Minnesota Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.91	$4.52	0.90%
Hypothetical**	$1,000	$1,020.50	$4.55	0.90%
Class B
Actual	$1,000	$1,006.39	$8.03	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%
Class C
Actual	$1,000	$1,006.40	$8.03	1.60%
Hypothetical**	$1,000	$1,017.00	$8.07	1.60%

New Jersey Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$997.35	$4.34	0.87%
Hypothetical**	$1,000	$1,020.65	$4.39	0.87%
Class B
Actual	$1,000	$993.83	$7.83	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%
Class C
Actual	$1,000	$993.83	$7.83	1.57%
Hypothetical**	$1,000	$1,017.15	$7.92	1.57%

Ohio Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,002.90	$4.26	0.85%
Hypothetical**	$1,000	$1,020.75	$4.29	0.85%
Class B
Actual	$1,000	$999.40	$7.75	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Class C
Actual	$1,000	$999.43	$7.75	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Fund Expenses

FUND EXPENSES

(continued from previous page)

Pennsylvania Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,002.47	$4.76	0.95%
Hypothetical**	$1,000	$1,020.25	$4.80	0.95%
Class B
Actual	$1,000	$998.94	$8.25	1.65%
Hypothetical**	$1,000	$1,016.75	$8.32	1.65%
Class C
Actual	$1,000	$998.97	$8.25	1.65%
Hypothetical**	$1,000	$1,016.75	$8.32	1.65%

Virginia Portfolio

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,006.73	$3.61	0.72%
Hypothetical**	$1,000	$1,021.40	$3.64	0.72%
Class B
Actual	$1,000	$1,003.21	$7.11	1.42%
Hypothetical**	$1,000	$1,017.90	$7.16	1.42%
Class C
Actual	$1,000	$1,002.30	$7.11	1.42%
Hypothetical**	$1,000	$1,017.90	$7.16	1.42%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	21

Fund Expenses

BOND RATING SUMMARY*

March 31, 2008 (unaudited)

*	All data are as of March 31, 2008. Each Portfolio’s quality rating distribution is expressed as a percentage of the Portfolio’s total investments rated in particular ratings categories by Standard & Poor’s Rating Services and Moody’s Investors Service. The distributions may vary over time. If ratings are not available, the Fund’s Adviser will assign ratings that are considered to be of equivalent quality to such ratings.

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2008 (unaudited)

*	All data are as of March 31, 2008. Each Portfolio’s quality rating distribution is expressed as a percentage of the Portfolio’s total investments rated in particular ratings categories by Standard & Poor’s Rating Services and Moody’s Investors Service. The distributions may vary over time. If ratings are not available, the Fund’s Adviser will assign ratings that are considered to be of equivalent quality to such ratings.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	23

Bond Rating Summary

BOND RATING SUMMARY*

March 31, 2008 (unaudited)

*	All data are as of March 31, 2008. Each Portfolio’s quality rating distribution is expressed as a percentage of the Portfolio’s total investments rated in particular ratings categories by Standard & Poor’s Rating Services and Moody’s Investors Service. The distributions may vary over time. If ratings are not available, the Fund’s Adviser will assign ratings that are considered to be of equivalent quality to such ratings.

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Bond Rating Summary

ARIZONA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.8%
Long-Term Municipal Bonds – 96.2%
Arizona – 78.0%
Arizona Cap Fac Fin Corp Student Hsg Rev (Arizona St Univ Proj) Series 00 6.25%, 9/01/32	$2,000	$2,001,680
Arizona Game & Fish Dept 5.00%, 7/01/26	1,000	961,720
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) 3.21%, 2/01/42(a)	1,150	1,104,057
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) (Prerefunded) Series 02A 6.00%, 2/15/32	5,700	6,372,714
Arizona Hlth Fac Auth Rev (Blood System Inc.) Series 04 5.00%, 4/01/19	750	762,810
Arizona Sch Brd Fac Rev Series 01 5.00%, 7/01/19	6,730	7,250,969
Arizona St Transp Brd Hwy Rev 5.00%, 7/01/20	5,000	5,304,600
Series 04B 5.00%, 7/01/24	4,300	4,413,262
Arizona St Univ COP (Research Infra Proj) AMBAC Series 05A 5.00%, 9/01/23	2,000	2,029,080
Arizona Student Loan Auth (Student Loan Rev) AMT Series 99B-1 5.90%, 5/01/24	1,500	1,536,255
Arizona Tourism & Sports Auth Tax Rev (Multipurpose Stadium Fac) MBIA Series 03A 5.00%, 7/01/25	2,400	2,437,416
Arizona Wtr Infra Fin Auth Rev (Wtr Quality) Series 06A 5.00%, 10/01/24	4,000	4,151,320
Estrella Mtn Ranch CFD (Desert Village) 7.375%, 7/01/27	1,584	1,646,663
Series 01A 7.875%, 7/01/25	3,145	3,295,362
Gilbert Wtr Res Muni Ppty Corp. Series 04 4.90%, 4/01/19	2,500	2,505,700

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	25

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Glendale IDA (John C Lincoln Hlth) Series 05B 5.25%, 12/01/22	$1,000	$976,950
Glendale IDA Ed Fac (Midwestern Univ) Series 01A 5.875%, 5/15/31	3,770	4,183,984
Goodyear CFD (Palm Valley) Series 96C 7.25%, 7/01/16	2,297	2,298,769
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT Series 99 5.95%, 10/01/23	3,160	3,162,876
Greater Arizona Dev Auth Infra Rev MBIA Series 05A 5.00%, 8/01/21	1,600	1,675,808
MBIA Series 05B 5.00%, 8/01/25	4,320	4,369,896
Hassayampa CFD Series 96 7.75%, 7/01/21	2,390	2,381,755
Hassayampa CFD #2 (Forest Ridge Estates) Series 00 7.50%, 7/01/24	680	705,813
Maricopa Cnty SFMR (Mtg Rev) AMT GNMA/FNMA/FHLMC Series 00-1C 6.25%, 12/01/30	20	20,272
GNMA/FNMA/FHLMC Series 01 5.63%, 3/01/33	535	543,967
GNMA/FNMA/FHLMC Series 02-B1 6.20%, 3/01/34(b)	50	50,243
Mesa Cnty IDA Hlth Fac (Discovery Hlth Sys) MBIA Series 99A 5.75%, 1/01/25	15,000	15,986,100
Nogales Muni Dev Auth AMBAC Series 05 5.00%, 6/01/27	1,000	939,380
Northern Arizona Univ COP (Northern Arizona Univ Research Proj) AMBAC Series 04 5.125%, 9/01/21- 9/01/24	7,140	7,440,044

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Phoenix Civic Impr Corp Excise Tax Rev (Civic Plaza Exp Proj) Sub FGIC Series 05A 5.00%, 7/01/23	$5,500	$5,668,025
Phoenix IDA (Capitol Mall LLC Proj) AMBAC Series 05 5.00%, 9/15/25	5,935	6,041,949
Phoenix IDA SFMR (Mtg Rev) AMT GNMA/FNMA/FHLMC Series 02A-1 5.75%, 9/01/33(b)	25	25,076
Pima Cnty IDA (Horizon Comnty Learning Ctr) Series 05 5.125%, 6/01/20	1,500	1,430,025
Pima Cnty IDA MFHR (La Hacienda) GNMA Series 99 7.00%, 12/20/31	1,290	1,498,851
Pima Cnty IDA SFMR (Mtg Rev) AMT GNMA/FNMA Series 99B-1 6.10%, 5/01/31	70	70,449
Pinal Cnty COP AMBAC Series 01 5.125%, 6/01/21	1,000	1,019,990
Series 04 5.00%, 12/01/24	3,780	3,729,310
Pinal Cnty IDA Correctional Fac Contract (Florence West Prison Proj) ACA Series 06A 5.25%, 10/01/22	1,400	1,316,056
Queen Creek Impr Dist No 1 5.00%, 1/01/26	600	551,556
Salt Verde Fin Corp. (Prepaid Gas) 5.25%, 12/01/23	650	627,744
Salt Verde Financial Corp. 5.25%, 12/01/22	515	500,606
Show Low Assmt Dist #6 (Torreon) ACA Series 00 6.00%, 1/01/18	955	961,561
Show Low IDA Hosp Rev (Navapache Regl Med Ctr) RADIAN Series 05 5.00%, 12/01/25	1,415	1,361,895
Stoneridge CFD Series 01 6.75%, 7/15/26	1,650	1,666,830

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	27

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Sundance CFD No 1 Series 02 7.75%, 7/01/22	$1,875	$1,926,937
Tax Exempt Muni Infra Trust Series 04B, Class A 4.05%, 12/01/08(c)	3,310	3,319,069
Tempe Excise Tax Rev 5.00%, 7/01/24	1,035	1,062,759
Tolleson IDA MFHR (Copper Cove) AMT GNMA Series 01A 5.50%, 11/20/41	5,825	5,575,573
Tucson & Pima HFA SFMR (Mtg Rev) AMT GNMA/FNMA Series 02A 5.50%, 1/01/35(b)	380	380,422
Tucson & Pima IDA SFMR (Mtg Bkd Secs Prog) AMT GNMA/FNMA/FHLMC Series 01A-1 6.35%, 1/01/34(b)(d)	605	610,747
Tucson Arpt Auth Rev AMT AMBAC Series 01 5.35%, 6/01/31	6,475	6,282,174
Tucson COP MBIA Series 04A 5.00%, 7/01/23 - 7/01/24	6,100	6,278,643
Tucson Hgr Ed (Univ Arizona) AMBAC Series 02A 5.00%, 7/15/32	1,000	981,990
Univ Med Ctr Corp. Hosp Rev 5.00%, 7/01/35	3,500	3,114,230
Univ of Arizona COP AMBAC 5.00%, 6/01/12	3,040	3,268,669
5.25%, 6/01/14 - 6/01/15	5,000	5,441,240
West Campus Hsg LLC Student Hsg Rev (Arizona St Univ West Campus) AMBAC Series 05 5.00%, 7/01/30	1,500	1,482,030
Yavapai Cnty Hosp Rev (Regl Med Ctr) RADIAN Series 03A 5.25%, 8/01/21	4,000	4,042,240

		160,746,111

California – 0.5%
California Statewide Comnty Dev Auth (Catholic Healthcare Ctr) MBIA Series 2007 6.00%, 7/01/31(b)†	1,025	1,025,000

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 0.7%
Double Branch CDD (Oakleaf Village) Series 02A 6.70%, 5/01/34	$970	$996,161
Fiddlers Creek CDD (Prerefunded) Series 99B 5.80%, 5/01/21	405	381,955

		1,378,116

North Carolina – 1.1%
Charlotte-Mecklenburg Hosp Auth AMBAC 6.50%, 1/15/45(b)	2,275	2,275,000

Puerto Rico – 14.3%
Puerto Rico Conv Ctr Dist Auth (Hotel Occupancy Rev) AMBAC Series 06A 5.00%, 7/01/18	6,000	6,187,620
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	4,010	4,071,994
Puerto Rico Elec Pwr Auth Rev 5.00%, 7/01/22	2,390	2,403,886
Puerto Rico GO FGIC Series 02A 5.00%, 7/01/32	2,500	2,714,375
Puerto Rico GO (Pub Impr) 5.25%, 7/01/23	575	576,478
Series 01A 5.50%, 7/01/19	500	524,335
Series 03A 5.25%, 7/01/23	500	502,005
Puerto Rico Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	524,940
Puerto Rico HFA (Cap Fd Program) 5.00%, 12/01/17	4,870	4,973,147
Puerto Rico Hwy & Transp Auth FSA 5.00%, 7/01/32	3,400	3,507,513
Puerto Rico IFA Hlth Fac (Ascension Hlth) Series 00A 6.125%, 11/15/30	1,500	1,562,610
Univ of Puerto Rico 5.00%, 6/01/18	1,855	1,893,510

		29,442,413

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	29

Arizona Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 0.9%
Texas Trpk Auth AMBAC Series 02A 5.50%, 8/15/39	$1,750	$1,775,602

Washington – 0.7%
Washington Hlth Care Fac Auth (Catholic Hlth Initiatives) FGIC 9.97%, 12/01/36(b)†	1,500	1,500,000

Total Long-Term Municipal Bonds (cost $196,481,614)		198,142,242

Short-Term Municipal Notes – 1.6%
Alaska – 0.5%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) 1.25%, 7/01/37(e)	700	700,000
Series 03A 1.25%, 6/01/37(e)	300	300,000

		1,000,000

Colorado – 0.4%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog) 1.30%, 2/01/25 - 7/01/36(e)	905	905,000

Pennsylvania – 0.7%
Langhorne Manor Hgr Ed & Hlth Auth (Wesley Enhanced Living) RADIAN Series 2005A 1.40%, 10/01/32(e)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $3,405,000)		3,405,000

Total Investments – 97.8%
(cost $199,886,614)		201,547,242
Other assets less liabilities – 2.2%		4,500,533

Net Assets – 100.0%		$206,047,775

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,100	7/12/08	BMA	*	3.8154%	$8,471
Merrill Lynch	1,440	2/12/12	BMA	*	3.5480%	56,469
Merrill Lynch	1,000	8/09/26	4.0632%		BMA *	(59,827)

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Arizona Portfolio—Portfolio of Investments

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

(b)	Variable rate coupon, rate shown as of March 31, 2008.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of this security amounted to $3,319,069 or 1.6% of net assets.

(d)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $2,525,000 or 1.3% of total investments.

As of March 31, 2008, the Portfolio held 49% of total investments in insured bonds (of this amount 10% represents the Portfolio’s holding in pre-refunded bonds). 22% of the Portfolio’s insured bonds were insured by AMBAC.

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDD – Community Development District

CFD – Community Facilities District

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IFA – Industrial Finance Authority

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	31

Arizona Portfolio—Portfolio of Investments

FLORIDA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.4%
Long-Term Municipal Bonds – 99.3%
Florida – 58.2%
Beacon Tradeport CDD Series 02B 7.25%, 5/01/33	$855	$867,474
Bonnet Creek Resort CDD Series 02 7.25%, 5/01/18	2,000	2,041,380
Brevard Cnty Loc Opt Fuel Tax Rev FGIC Series 05 5.00%, 8/01/25	3,290	3,309,839
Capital Trust Agy Arpt Fac (Cargo Acq Grp) AMT Series 02 6.25%, 1/01/19	490	498,369
Series 03 5.75%, 1/01/32	2,000	1,855,940
Concorde Estates CDD Series 04B 5.00%, 5/01/11	800	776,472
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	2,240	2,268,717
Dade Cnty HFA MFHR (Golden Lakes Apts) AMT Series 97A 6.00%, 11/01/32	250	250,320
6.05%, 11/01/39	750	750,960
Deltona Util Sys Rev MBIA Series 03 5.125%, 10/01/27	2,440	2,470,842
Florida HFA MFHR (Turtle Creek Apts) AMT AMBAC Series 96C 6.20%, 5/01/36	3,245	3,254,995
Florida HFC MFHR (Logans Pointe Apts) AMT FSA Series 99 6.00%, 6/01/39	5,055	5,118,996
Florida HFC MFHR (Mystic Pointe II) AMT GNMA Series 00 6.30%, 12/01/41	1,165	1,188,475
Florida HFC MFHR (Sabal Chase Apts) AMT FSA Series 00 6.00%, 5/01/40	3,650	3,697,924
Florida HFC MFHR (Spring Harbor Apts) AMT Series 99C-1 5.90%, 8/01/39	2,540	2,540,508

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Florida Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida HFC MFHR (Walker Ave Club) AMT FSA Series 00L-1 6.00%, 12/01/38	$3,435	$3,461,724
Florida HFC MFHR (Waverly Apts) AMT FSA Series 00C-1 6.50%, 7/01/40	2,790	2,858,020
Florida St Brd of Ed GO MBIA Series 02A 5.00%, 6/01/32	2,500	2,475,600
Gateway CDD (Sun City Ctr) Series 03B 5.50%, 5/01/10	240	232,373
Hamal CDD (Prerefunded) Series 01 6.65%, 5/01/21	1,100	1,237,599
Herons Glen Recreation Dist Series 99 5.90%, 5/01/19	2,525	2,635,696
Highlands Cnty Hlth Fac Auth (Adventist/Sunbelt Hosp) Series 01A 6.00%, 11/15/31	2,000	2,236,700
Indian River Cnty Sch Brd COP MBIA Series 05 5.00%, 7/01/23	2,480	2,505,321
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit) MBIA Series 05 5.00%, 5/01/22	680	696,932
Jacksonville Elec Auth AMBAC Series 02B 5.00%, 10/01/26	3,925	3,948,511
Lee Cnty Arpt Rev (Southwest Int’l Arpt) AMT FSA Series 00A 6.00%, 10/01/32	13,500	13,888,665
Manatee Cnty HFA SFMR (Mtg Rev) AMT GNMA Series 99 6.25%, 11/01/28	290	292,361
Marshall Creek CDD Series 02A 6.625%, 5/01/32	900	938,457
Miami Beach Hlth Fac Auth Rev (Mt Sinai Med Ctr) Series 01A 6.80%, 11/15/31	1,600	1,577,648

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	33

Florida Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Miami-Dade Cnty HFA MFHR (Cnty Club Villas Apts) AMT Series 99A 6.20%, 10/01/39	$5,145	$5,197,016
Miami-Dade Cnty HFA SFMR (Home Ownship Mtg) AMT GNMA/FNMA Series 00A-1 6.00%, 10/01/32	745	745,000
Miromar Lakes CDD Series 00A 7.25%, 5/01/12	2,550	2,571,624
North Broward Hosp Dist Rev (Prerefunded) Series 01 6.00%, 1/15/31	1,500	1,645,710
North Broward Hosp Dist Rev (Unrefunded) Series 01 6.00%, 1/15/31	200	219,996
Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02 6.40%, 8/01/32	1,100	1,070,938
Northern Palm Beach Cnty Impr Dist 6.10%, 8/01/21	610	667,061
Northern Palm Beach Cnty Impr Dist (Mirasol Unit #43) 6.125%, 8/01/31	1,000	1,119,110
Orange Cnty HFA MFHR (Loma Vista Proj) AMT Series 99G 5.50%, 3/01/32	2,000	1,836,920
Orange Cnty Hosp Rev (Orlando Regl) (Prerefunded) Series 02 5.75%, 12/01/32	1,320	1,477,357
Preserve at Wilderness Lake CDD Series 02A 7.10%, 5/01/33	1,455	1,491,011
South Miami Hlth Fac Hosp Rev (Baptist Hlth) 5.25%, 11/15/33	2,000	2,192,280
Tallahassee Hosp Rev (Tallahassee Memorial) Series 00 6.375%, 12/01/30	2,750	2,761,357
Tampa Hgr Ed (Tampa Univ Proj) RADIAN Series 02 5.625%, 4/01/32	3,175	3,139,980
Village Ctr CDD Util Rev MBIA 5.125%, 10/01/28	1,000	1,008,510
Volusia Cnty Ed Fac Auth (Embry Riddle Aero Univ) Series 99A 5.75%, 10/15/29	2,000	1,963,880

34	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Florida Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Waterlefe CDD Series 01 6.95%, 5/01/31	$680	$719,154
West Palm Beach Comnty Redev Agy (Northwood-Pleasant Comnty Redev) 5.00%, 3/01/25 - 3/01/29	3,640	3,340,070

		103,043,792

Arizona – 1.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) 3.21%, 2/01/42(a)	1,250	1,200,062
Queen Creek Impr Dist No 1 5.00%, 1/01/26	600	551,556
Salt Verde Fin Corp. (Prepaid Gas) 5.25%, 12/01/23	1,125	1,086,480

		2,838,098

Colorado – 0.4%
Colorado Hlth Fac Auth (Evangelical Lutheran Proj) 5.25%, 6/01/19 - 6/01/23	700	714,893

District Of Columbia – 4.7%
Dist of Columbia GO FSA Series 2007C 5.00%, 6/01/23	3,205	3,303,906
Washington Conv Ctr Auth AMBAC 5.00%, 10/01/23	5,000	5,055,150

		8,359,056

Illinois – 2.4%
Chicago Incr Alloc 7.46%, 2/15/26	830	845,313
Hampshire Spl Svc Area No 14 5.80%, 3/01/26	775	694,640
Illinois Fin Auth (Advocate Hlthcare Network) AMBAC 6.50%, 11/01/38(b)†	2,000	2,000,000
Manhattan (No 04-1 Brookstone Springs Proj) Series 05 5.875%, 3/01/28	703	646,922

		4,186,875

Indiana – 3.9%
Franklin Twp Indl Sch Bldg 5.00%, 7/15/21 - 7/15/22	6,625	6,896,003

Iowa – 0.1%
Coralville Urban Rev Tax Incr Series 07C 5.00%, 6/01/18	100	101,388

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	35

Florida Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Kansas – 0.2%
Lenexa Hlth Care Fac (Lakeview Village Inc.) 5.25%, 5/15/22	$390	$353,406

Louisiana – 3.6%
City of New Orleans RADIAN 5.00%, 12/01/18	1,550	1,586,890
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A 5.25%, 7/15/16 - 7/15/17	1,185	1,311,878
Lafayette LA Communications (Communications Sys Rev) XLCA 5.25%, 11/01/20	2,215	2,382,299
Louisiana St Agriculture Fin Auth 5.25%, 9/15/17	1,130	1,124,146

		6,405,213

Michigan – 1.7%
Detroit Wtr Sup Sys FSA Series 2006A 5.00%, 7/01/24	2,975	3,041,343

Minnesota – 1.6%
Maple Grove Hlth Care 5.00%, 5/01/22	1,350	1,328,522
St. Paul Hsg & Redev Auth (Hltheast Proj) Series 05 6.00%, 11/15/25	500	484,650
Western Minnesota Muni Pwr Agy FSA 5.00%, 1/01/17	900	983,160

		2,796,332

Missouri – 0.1%
Riverside IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	160	142,962

New Mexico – 2.4%
Clayton Jail Proj Rev CIFG 5.00%, 11/01/26	4,620	4,320,532

New York – 0.3%
New York Liberty Dev Corp Rev (National Sports Museum Proj) 6.125%, 2/15/19	500	496,320

North Dakota – 0.4%
Ward Cnty Hlth Care Fac (Trinity Hlth) 5.125%, 7/01/20	685	659,908

36	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Florida Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio – 1.7%
Cleveland Cuyahoga Port Auth Series 01 7.35%, 12/01/31	$3,000	$3,025,740

Pennsylvania – 0.6%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/17	1,300	1,153,529

Puerto Rico – 1.6%
Puerto Rico Comwlth GO (Pub Impr) Series 04A 5.25%, 7/01/19	960	981,437
Puerto Rico GO (Pub Impr) 5.25%, 7/01/23	600	601,542
Series 01A 5.50%, 7/01/19	500	524,335
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	730	738,242

		2,845,556

South Carolina – 0.5%
Scago Ed Fac Corp. for Calhoun Sch Dist RADIAN 5.00%, 12/01/21	945	939,396

Tennessee – 0.4%
Sullivan Cnty Hlth Ed 5.00%, 9/01/22	725	675,541

Texas – 5.7%
Bexar Cnty Hlth Fac Dev Corp Rev 5.00%, 7/01/27	150	132,220
Camino Real Regl Mobility Auth 5.00%, 2/15/22	1,270	1,274,636
Magnolia Tax Independent Sch Dist 5.00%, 8/15/20	6,165	6,514,001
North Texas Hlth Fac (United Regl Hlth Care Sys) FSA 5.00%, 9/01/24	250	254,307
Tyler Tex Hlth Fac Dev 5.25%, 7/01/26	2,000	1,859,960

		10,035,124

Utah – 0.2%
Spanish Fork City Utah Charter 5.55%, 11/15/21	370	344,851

Washington – 6.1%
City of Spokane AMBAC 5.00%, 12/01/22	2,390	2,461,867

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	37

Florida Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Energy Northwest Wind AMBAC 5.00%, 7/01/21	$3,625	$3,761,083
King Cnty Sch Dist No 414 (Lake Washington) MBIA SCH BD GTY 5.00%, 12/01/24	4,500	4,575,645

		10,798,595

Wisconsin – 0.9%
Wisconsin HEFA (Wheaton Franciscan) MBIA 5.25%, 8/15/20	1,600	1,525,120

Total Long-Term Municipal Bonds (cost $176,346,350)		175,699,573

Short-Term Municipal Notes – 0.1%
Florida – 0.1%
Broward Cnty Ed Fac Auth 1.25%, 4/01/24(c) (cost $100,000)	100	100,000

Total Investments – 99.4%
(cost $176,446,350)		175,799,573
Other assets less liabilities – 0.6%		1,147,717

Net Assets – 100.0%		$176,947,290

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,100	7/12/08	BMA	*	3.8154%	$8,470
Merrill Lynch	1,540	2/12/12	BMA	*	3.5480%	60,391
Merrill Lynch	5,300	10/21/16	BMA	*	4.1285%	424,963

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

(b)	Variable rate coupon, rate shown as of March 31, 2008.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

38	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Florida Portfolio—Portfolio of Investments

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $2,000,000 or 1.1% of total investments.

As of March 31, 2008, the Portfolio held 54% of total investments in insured bonds (of this amount 1% represents the Portfolio’s holding in pre-refunded bonds). 21% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDD – Community Development District

CIFG – CIFG Assurance North America, Inc.

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

IDA – Industrial Development Authority/Agency

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	39

Florida Portfolio—Portfolio of Investments

MASSACHUSETTS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 86.9%
Massachusetts – 66.9%
City of Springfield 5.00%, 8/01/19	$3,000	$3,195,840
Massachusetts Bay Transp Auth Series 04A 5.25%, 7/01/21	2,000	2,241,120
Massachusetts Dev Fin Agy (Massachusetts Biomedical) Series 00C 6.25%, 8/01/20	3,000	3,162,060
Massachusetts Dev Fin Agy (Worchester Redev) RADIAN Series 99 5.25%, 6/01/19	2,350	2,457,888
Massachusetts Ed Fac (Massachusetts Coll of Pharmacy) Series 99B 6.75%, 7/01/30	3,350	3,639,139
Massachusetts Ed Fac (Suffolk Univ) Series 99 5.85%, 7/01/29	1,375	1,446,459
Massachusetts Ed Fin Auth (Ed Loan) AMT MBIA Series 00G 6.00%, 12/01/16	820	832,546
Massachusetts HEFA 5.75%, 7/01/32	4,000	4,409,766
6.00%, 7/01/31	2,500	2,630,825
FGIC 5.00%, 5/15/25	1,920	1,766,304
Massachusetts HEFA (Berkshire Hlth Sys) RADIAN Series 01E 5.70%, 10/01/25	4,000	4,031,840
Massachusetts HEFA (Cape Cod Hlthcare) RADIAN Series 01C 5.25%, 11/15/31	2,600	2,465,138
Massachusetts HEFA (Univ of Massachusetts Proj) MBIA Series 02C 5.25%, 10/01/31	6,440	7,090,569
Massachusetts HEFA (Winchester Hosp) Series 00E 6.75%, 7/01/30	4,420	4,830,618

40	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Hlth & Educational Fac Auth FGIC 5.00%, 5/15/25	$80	$86,343
Massachusetts Hsg Fin Agy (Rental Rev) AMBAC Series 95E 6.00%, 7/01/41	4,125	4,162,868
Massachusetts Hsg Fin Agy MFHR (Rental Rev) AMT MBIA Series 00H 6.65%, 7/01/41	4,690	4,882,196
Massachusetts Indl Fin Agy MFHR (Heights Crossing) AMT FHA Series 95 6.15%, 2/01/35	6,000	6,014,640
Massachusetts Port Auth Spec Fac (US Air Proj) AMT MBIA Series 96A 5.875%, 9/01/23	2,000	2,021,540
Massachusetts St Coll Bldg AMBAC 5.00%, 5/01/23	2,635	2,699,979
Massachusetts St Dev Fin Agy (Boston Architectural Coll) ACA 5.00%, 1/01/27	1,750	1,436,400
Massachusetts St Dev Fin Agy (Pharmacy & Allied Hlth) ASSURED GTY Series 05D 5.00%, 7/01/24	3,500	3,544,275
Massachusetts St GO FSA Series 05A 5.00%, 3/01/17	5,000	5,383,550
Massachusetts St GO (Prerefunded) Series 02C 5.25%, 11/01/30	3,075	3,363,312
Massachusetts St Hlth & Ed 5.00%, 7/15/22	1,220	1,123,754
Massachusetts St Sch Bldg Auth (Dedicated Sales Tax Rev) MBIA Series 05A 5.00%, 8/15/19	7,000	7,405,860
Massachusetts St Spl Oblig Rev (Constr Lane) FSA Series 05A 5.00%, 6/01/23	1,500	1,551,885
Massachusetts St Wtr Pollution Abatement 5.00%, 8/01/20 - 8/01/24	8,000	8,704,341

		96,581,055

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	41

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Arizona – 1.7%
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT Series 01 6.75%, 10/01/31	$1,160	$1,178,340
Stoneridge CFD Series 01 6.75%, 7/15/26	1,265	1,277,903

		2,456,243

California – 0.7%
California St GO Series 03 5.25%, 11/01/25	1,000	1,022,730

Colorado – 0.3%
Murphy Creek Metro Dist No 3 (Ref & Impt) Series 06 6.00%, 12/01/26	500	406,340

Florida – 1.2%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	1,750	1,772,435

Georgia – 0.3%
Atlanta Tax Alloc (Eastside Proj) Series 05B 5.60%, 1/01/30	500	438,475

Illinois – 1.6%
Bolingbrook Sales Tax Rev (Bolingbrook) 6.25%, 1/01/24(a)	500	503,955
Illinois Fin Auth (Advocate Hlthcare Network) AMBAC 6.50%, 11/01/38(b)†	1,500	1,500,000
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A 5.95%, 3/01/28	395	367,575

		2,371,530

Michigan – 1.0%
Kent Hosp Fin Auth (Spectrum Hlth Sys) FGIC 7.11%, 1/15/47(b)†	1,400	1,400,000

Nevada – 0.7%
Clark Cnty Impr Dist No. 142 Series 03 6.10%, 8/01/18	985	971,574

42	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.4%
Charlotte-Mecklenburg Hosp Auth AMBAC 6.50%, 1/15/45(b)	$525	$525,000

Pennsylvania – 0.2%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/17	350	310,565

Puerto Rico – 11.9%
Puerto Rico Elec Pwr Auth XLCA Series 02-1 5.25%, 7/01/22	3,200	3,541,344
Puerto Rico GO Series 06A 5.25%, 7/01/22	500	504,285
Puerto Rico GO (Pub Impr) Series 01A 5.50%, 7/01/19	500	524,335
Puerto Rico Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	524,940
Puerto Rico HFA (Cap Fndtn Program) 5.00%, 12/01/20	1,740	1,715,814
Puerto Rico Hwy & Transp Auth FGIC Series 03G 5.25%, 7/01/14	4,410	4,617,182
Puerto Rico Hwy & Transp Auth Rev FGIC Series 03 5.25%, 7/01/14	4,225	4,423,491
Puerto Rico Muni Fin Agy Series 05A 5.25%, 8/01/23	275	276,474
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,025	1,036,572

		17,164,437

Total Long-Term Municipal Bonds (cost $122,412,569)		125,420,384

Short-Term Municipal Notes – 8.8%
Alaska – 1.9%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) 1.25%, 7/01/37(c)	700	700,000
Series 03A 1.25%, 6/01/37(c)	2,000	2,000,000

		2,700,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	43

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 1.5%
Abag Fin Auth for Nonprofit Corps 0.95%, 11/15/35(c)	$400	$400,000
California Dept Wtr Res Pwr 0.90%, 5/01/21(c)	500	500,000
California Pollution Ctl Fin Auth 0.95%, 11/01/26(c)	1,300	1,300,000

		2,200,000

Colorado – 0.9%
Colorado Ed & Cultural Fac Auth 1.30%, 9/01/33 - 6/01/37(c)	790	790,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog) 1.30%, 9/01/37(c)	500	500,000

		1,290,000

Florida – 0.3%
Broward Cnty Ed Fac Auth 1.25%, 4/01/24(c)	500	500,000

Mississippi – 0.4%
Cnty of Jackson 1.15%, 6/01/23(c)	500	500,000

New Mexico – 0.7%
Farmington PCR 1.35%, 9/01/24(c)	1,060	1,060,000

North Carolina – 0.7%
North Carolina Med Care Commission 1.15%, 10/01/37(c)	1,000	1,000,000

Rhode Island – 0.7%
Rhode Island Hlth & Ed Bldg Corp. 2.10%, 4/01/35 - 12/01/36(c)	1,000	1,000,000

Tennessee – 0.3%
Chattanooga Hlth Ed & Hsg Fac Brd 1.15%, 6/01/28(c)	400	400,000

Texas – 1.0%
Lower Neches Valley Frn 0.90%, 5/01/22(c)	1,500	1,500,000

Washington – 0.4%
Washington St Hsg Fin Commission 1.14%, 1/01/30(c)	500	500,000

Total Short-Term Municipal Notes (cost $12,650,000)		12,650,000

44	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Massachusetts Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Total Investments – 95.7%
(cost $135,062,569)		$138,070,384
Other assets less liabilities – 4.3%		6,193,289

Net Assets – 100.0%		$144,263,673

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/01/17	BMA	*	3.7920%	$431,124
Merrill Lynch	700	7/12/08	BMA	*	3.8154%	5,390
Merrill Lynch	5,100	10/01/16	BMA	*	4.1475%	417,973

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) Variable rate coupon, rate shown as of March 31, 2008.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $2,900,000 or 2.1% of total investments.

As of March 31, 2008, the Portfolio held 51% of total investments in insured bonds (of this amount 9% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

ASSURED GTY – Assured Guaranty

CDD – Community Development District

CFD – Community Facilities District

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FSA – Financial Security Assurance Inc.

GO – General Obligation

HEFA – Health & Education Facility Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

PCR – Pollution Control Revenue Bond

RADIAN – Radian Group, Inc.

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	45

Massachusetts Portfolio—Portfolio of Investments

MICHIGAN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.0%
Long-Term Municipal Bonds – 92.7%
Michigan – 69.1%
Allen Park Pub Sch Dist GO Q-SBLF Series 03 5.00%, 5/01/16 - 5/01/22	$8,630	$9,420,163
Cedar Springs Pub Sch Dist Q-SBLF Series 03 5.00%, 5/01/28	1,835	2,003,013
Detroit GO AMBAC Series 04A-1 5.25%, 4/01/22	6,930	7,185,648
Detroit Sch Brd (Sch Brd Loan Fund) FSA Series 01A 5.125%, 5/01/31	2,900	3,153,402
Detroit Tax Incr (Diamler/Chrysler Assembly Plant) Series 98A 5.50%, 5/01/21	1,615	1,393,390
Detroit Wtr Sup Sys FSA Series 2006A 5.00%, 7/01/24	1,885	1,927,035
Detroit Wtr Sup Sys (Prerefunded) FGIC Series 01B 5.50%, 7/01/33	3,550	3,900,811
Genesee Cnty GO (Wtr Sup Sys) AMBAC Series 04 5.00%, 11/01/26	3,000	3,040,140
Kalamazoo Hosp Fin Auth (Borgess Med Ctr) ETM FGIC Series 94A 5.045%, 6/01/11(a)	2,360	2,381,476
Kent Hosp Fin Auth (Metro Hosp Proj) Series 05A 5.75%, 7/01/25	210	205,267
Lansing Wtr & Elec Sys FSA Series 03A 5.00%, 7/01/25	2,200	2,240,436
Michigan GO (Trunk Line Fund) (Prerefunded) FSA Series 01A 5.25%, 11/01/30	4,000	4,359,840
Michigan HDA MFHR (Arbor Pointe) GNMA Series 99 5.40%, 6/20/40	1,810	1,743,320
Michigan HDA MFHR (Danbury Manor) AMT FNMA Series 02A 5.30%, 6/01/35(a)(b)	2,490	2,464,253

46	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan HDA MFHR (Rental Rev) AMT AMBAC Series 97A 6.10%, 10/01/33	$1,880	$1,888,197
GNMA Series 02A 5.50%, 10/20/43	1,950	1,882,159
Michigan Hgr Ed Fac (Hope Coll) Series 02A 5.90%, 4/01/32	3,465	3,504,189
Michigan Hgr Ed Student Loan Auth AMT AMBAC Series 17G 5.20%, 9/01/20	3,500	3,552,115
Michigan Hosp Fin Auth Rev (Chelsea Comnty Hosp Oblig) 5.00%, 5/15/25	415	372,591
Michigan Hosp Fin Auth Rev (Crittenton Hosp) Series 02A 5.625%, 3/01/27	1,250	1,274,875
Michigan Hosp Fin Auth Rev (Trinity Hlth) Series 00A 6.00%, 12/01/27	1,485	1,539,366
Michigan Strategic Fund Hlth Fac (Autumn Wood) GNMA Series 02 A 5.20%, 12/20/22	3,000	3,047,490
Michigan Strategic Fund Hlth Fac (Detroit Edison) AMT XLCA Series 02C 5.45%, 12/15/32	3,000	3,026,940
Michigan Strategic Fund Hlth Fac (Holland Home) Series 98 5.75%, 11/15/28	1,000	1,033,670
North Muskegon Sch Dist Q-SBLF Series 03 5.25%, 5/01/28	1,500	1,654,860
Olivet Sch Brd Fund Q-SBLF Series 02 5.125%, 5/01/28	1,065	1,163,960
Ovid Elsie Schools Brd Fund Q-SBLF Series 02 5.00%, 5/01/25	2,650	2,882,166
Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev Series 05 5.125%, 11/01/18	1,050	1,015,423

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	47

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Royal Oak Hosp Fin Auth (William Beaumont Hosp) MBIA Series 01M 5.25%, 11/15/35	$3,200	$3,206,080
Saginaw Hosp Fin Auth (Covenant Med Ctr) Series 00F 6.50%, 7/01/30	1,770	1,838,322
Southfield Michigan Libr Bldg Auth MBIA 5.00%, 5/01/25	3,340	3,369,592

		81,670,189

California – 1.8%
California Hlth Fac Fin Auth (Sutter Hlth) Series 00A 6.25%, 8/15/35	1,100	1,143,780
California St GO Series 03 5.25%, 11/01/25	1,000	1,022,730

		2,166,510

Florida – 3.3%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	1,835	1,858,525
Double Branch CDD (Oakleaf Village) Series 02A 6.70%, 5/01/34	955	980,756
Gateway CDD (Sun City Ctr) Series 03B 5.50%, 5/01/10	300	290,466
Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02 6.40%, 8/01/32	765	744,789

		3,874,536

Illinois – 1.1%
Antioch Village Spl Svc Area (Clublands Proj) Series 03 6.625%, 3/01/33	500	430,485
Antioch Village Spl Svc Area (Deercrest Proj) Series 03 6.625%, 3/01/33	500	437,800
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A 5.95%, 3/01/28	395	367,575

		1,235,860

48	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 16.4%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/18	$1,000	$1,034,350
XLCA Series 02-1 5.25%, 7/01/22	2,500	2,766,675
Puerto Rico GO Series 06A 5.25%, 7/01/22	500	504,285
Puerto Rico GO (Pub Impr) Series 01A 5.50%, 7/01/19	500	524,335
Puerto Rico HFA (Cap Fd Program) 5.00%, 12/01/17	3,160	3,226,929
Puerto Rico HFC SFMR (Mtg Rev) AMT GNMA Series 01B 5.50%, 12/01/23	1,975	1,972,986
GNMA Series 01C 5.30%, 12/01/28	1,760	1,697,995
Puerto Rico IFA Hlth Fac (Ascension Hlth) Series 00A 6.125%, 11/15/30	3,000	3,125,220
Puerto Rico Muni Fin Agy Series 05A 5.25%, 8/01/23	275	276,474
Puerto Rico Pub Fin Corp. MBIA Series 01A 5.00%, 8/01/31	2,875	3,093,500
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19	1,145	1,157,927

		19,380,676

Washington – 1.0%
Washington Hlth Care Fac Auth (Catholic Hlth Initiatives) FGIC 9.97%, 12/01/36(b)†	1,175	1,175,000

Total Long-Term Municipal Bonds (cost $106,993,279)		109,502,771

Short-Term Municipal Notes - 2.3%
Colorado – 1.5%
Colorado Ed & Cultural Fac Auth FRN 1.40%, 3/01/36(c)	500	500,000
Colorado Edl & Cultural Fac Auth FRN 1.30%, 2/01/35(c)	1,200	1,200,000

		1,700,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	49

Michigan Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.4%
North Carolina Capl Fac Fin Agy 2.10%, 3/01/21(c)	$500	$500,000

Virginia – 0.4%
Montgomery Cnty IDA 1.35%, 6/01/35(c)	500	500,000

Total Short-Term Municipal Notes (cost $2,700,000)		2,700,000

Total Investments – 95.0%
(cost $109,693,279)		112,202,771
Other assets less liabilities – 5.0%		5,960,253

Net Assets – 100.0%		$118,163,024

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$700	7/12/08	BMA	*	3.8154%	$5,390
Merrill Lynch	6,200	10/01/16	BMA	*	4.1475%	508,124

(a)	Inverse Floater Security – Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b)	Variable rate coupon, rate shown as of March 31, 2008.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $1,175,000 or 1.1% of total investments.

As of March 31, 2008, the Portfolio held 45% of total investments in insured bonds (of this amount 17% represents the Portfolio’s holding in pre-refunded bonds).

50	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Michigan Portfolio—Portfolio of Investments

Glossary:

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDD – Community Development District

ETM – Escrow to Maturity

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA– Government National Mortgage Association

GO – General Obligation

HDA– Housing Development Authority

HFA – Housing Finance Authority

HFC – Housing Finance Corporation

IDA – Industrial Development Authority/Agency

IFA – Industrial Finance Authority

MBIA– Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

Q-SBLF – Qualified School Bond Loan Fund

SFMR – Single Family Mortgage Revenue

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	51

Michigan Portfolio—Portfolio of Investments

MINNESOTA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 91.8%
Long-Term Municipal Bonds – 86.0%
Minnesota – 86.0%
Bemidji Hlth Fac (North Country Hlth Svc) RADIAN Series 02 5.00%, 9/01/31	$1,500	$1,430,310
Brooklyn Park MFHR (Brooks Landing) AMT FNMA Series 99A 5.50%, 7/01/19	1,355	1,367,358
Cass Lake Sch Dist FGIC 5.00%, 2/01/26	1,760	1,784,728
Chaska Elec Rev (Generating Fac) Series 05A 5.25%, 10/01/25	1,000	1,026,140
Farmington ISD No 192 FSA Series 05B 5.00%, 2/01/24	3,875	3,994,466
Golden Valley Hlth Fac (Covenant Ret Comnty) Series 99A 5.50%, 12/01/29	1,000	919,320
Maple Grove Hlth Care 5.00%, 5/01/22	650	639,659
Minneapolis & St. Paul Arpt Rev MBIA Series 03A 5.00%, 1/01/28	1,500	1,501,140
Minneapolis & St. Paul Arpt Rev AMT FGIC Series 00B 6.00%, 1/01/21	3,455	3,538,715
Minneapolis Common Bond Fund Series 01G-3 5.45%, 12/01/31	1,500	1,640,085
Minneapolis Hlth Care Sys Rev (Fairview Hlth Svc) AMBAC Series 05D 5.00%, 11/15/30	1,000	973,530
Minneapolis Hosp Rev (Allina Hlth Sys) Series 02A 5.75%, 11/15/32	1,500	1,680,675
Minneapolis MFHR (Bottineau Commons Proj) AMT GNMA Series 02 5.45%, 4/20/43	2,000	1,909,900
Minneapolis MFHR (Sumner Field) AMT GNMA Series 02 5.60%, 11/20/43	2,505	2,441,097
Minneapolis Pkg Assmt GO MBIA Series 02 5.25%, 12/01/26	2,000	2,060,620

52	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Minnesota Agriculture & Econ Dev Hlth Fac (Benedictine Hlth Sys) MBIA Series 99 5.125%, 2/15/29	$4,000	$4,248,080
Minnesota Agriculture & Econ Dev Hlth Fac (Evangelical Lutheran Proj) Series 02 6.00%, 2/01/22 - 2/01/27	2,880	2,984,039
Minnesota Agriculture & Econ Dev Hlth Fac (Prerefunded-Hlth Care Sys) Series 00A 6.375%, 11/15/29	1,700	1,878,517
Minnesota Agriculture & Econ Dev Hlth Fac (Small Business Loan Proj) AMT Series 00C 7.25%, 8/01/20	1,000	1,023,520
Series 00D 7.25%, 8/01/20	1,000	1,023,520
Minnesota Hgr Ed Fac Auth (Coll Art & Design) Series 00-5D 6.75%, 5/01/26	1,000	1,088,910
Minnesota Hgr Ed Fac Auth (Hamline Univ) Series 99-5B 6.00%, 10/01/29	1,250	1,259,563
Minnesota Hgr Ed Fac Auth (St Catherine Coll) 5.375%, 10/01/32	1,000	984,610
Minnesota Hgr Ed Fac Auth (Univ St Thomas) Series 04-5 5.00%, 10/01/24	1,000	1,008,270
5.25%, 10/01/34	1,000	995,740
Minnesota Hsg Fin Agy SFMR AMT Series 96F 6.30%, 1/01/28	515	515,793
Series 96G 6.25%, 7/01/26	855	856,069
Series 98H 6.05%, 7/01/31	1,665	1,669,029
Minnesota Muni Pwr Agy Elec Rev 5.25%, 10/01/21	3,000	3,157,380
Series 04A 5.25%, 10/01/24	500	513,830
Minnetonka MFHR (Archer Heights Apts Proj) AMT GNMA Series 99A 5.30%, 1/20/27	1,620	1,619,951
North St Paul Maplewood ISD No. 622 FSA 5.00%, 8/01/20	3,425	3,651,187

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	53

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Prior Lake ISD No. 719 (Sch Bldg) FSA Series 05B 5.00%, 2/01/23	$3,350	$3,475,223
Shakopee Hlth Care Fac (St Francis Regl Med Ctr) Series 04 5.10%, 9/01/25	600	563,070
Shoreview MFHR (Lexington Shores Proj) AMT GNMA Series 01A 5.55%, 8/20/42	1,445	1,402,011
St. Cloud Hosp Rev (Saint Cloud Hosp) FSA Series 00A 5.875%, 5/01/30	3,750	3,896,588
St. Paul Hsg & Redev Auth (Hltheast Proj) Series 05 6.00%, 11/15/25	500	484,650
St. Paul Pkg Auth Rev (Block 19 Ramp) FSA Series 02A 5.35%, 8/01/29	3,075	3,142,988
St. Paul Port Auth Lease Rev Series 02 5.25%, 12/01/27	1,725	1,762,743
St. Paul Port Auth Lease Rev (Cedar St. Office Bldg) Series 03 5.00%, 12/01/23	1,000	1,025,190
St. Paul Recreational Fac Gross Rev (Highland National Proj) 5.00%, 10/01/20 - 10/01/25	2,750	2,874,620
Waconia Hlth Care Fac Rev (Ridgeview Med Ctr) RADIAN Series 99A 6.125%, 1/01/29	3,415	3,631,511
Western Minnesota Muni Pwr Agy FSA 5.00%, 1/01/17	700	764,680
MBIA Series 03A 5.00%, 1/01/30	2,100	2,117,472
Western Pwr Agy MBIA Series 03A 5.00%, 1/01/26	1,000	1,012,130
White Bear Lake MFHR (Renova Partners Proj) AMT FNMA Series 01 5.60%, 10/01/30	1,000	993,670
Willmar Hosp Rev (Rice Mem Hosp Proj) FSA Series 02 5.00%, 2/01/32	2,000	2,008,360

Total Long-Term Municipal Bonds (cost $82,902,052)		84,540,657

54	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Short-term Municipal Notes – 5.8%
Minnesota – 5.8%
Minnesota Hgr Ed Fac Auth (Carleton Coll) Series 05D 1.80%, 4/01/35(a)	$500	$500,000
Univ of Minnesota 2.08%, 12/01/36(a)	2,000	2,000,000
Series 99a 2.08%, 1/01/34(a)	3,195	3,195,000

Total Short-Term Municipal Notes (cost $5,695,000)		5,695,000

Total Municipal Obligations (cost $88,597,052)		90,235,657

SHORT-TERM INVESTMENTS – 4.3%
Time Deposit – 4.3%
The Bank of New York 1.25%, 4/01/08 (cost $4,171,000)	4,171	4,171,000

Total Investments – 96.1% (cost $92,768,052)		94,406,657
Other assets less liabilities – 3.9%		3,874,032

Net Assets – 100.0%		$98,280,689

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$500	7/12/08	BMA	*	3.8154%	$3,850
Merrill Lynch	3,500	8/01/16	BMA	*	4.0710%	262,325

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of March 31, 2008, the Portfolio held 46% of total investments in insured bonds (of this amount 8% represents the Portfolio’s holding in pre-refunded bonds). 22% of the Portfolio’s insured bonds were insured by FSA.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	55

Minnesota Portfolio—Portfolio of Investments

Glossary:

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

ISD – Independent School District

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

See notes to financial statements.

56	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Minnesota Portfolio—Portfolio of Investments

NEW JERSEY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 91.9%
New Jersey – 72.4%
Bergen Cnty Impr Auth (Bergen Cnty Util) 5.00%, 12/15/17	$3,755	$4,169,026
Bergen Cnty Impr Auth (Wyckoff Twp Brd Ed Proj) Series 05 5.00%, 4/01/25	1,555	1,588,106
Hoboken Parking Auth AMBAC Series 01A 5.30%, 5/01/27	3,700	4,073,552
Lafayette Yard Com Dev Corp (Conv Ctr Hotel Proj) MBIA Series 00 5.80%, 4/01/35	2,100	2,265,123
Middlesex Cnty Impr Auth FNMA Series 01 5.25%, 7/01/21	750	775,673
Morris-Union Jointure Comnty COP RADIAN Series 04 5.00%, 5/01/24	2,200	2,138,356
New Jersey Econ Dev Auth FSA 5.00%, 9/01/22	3,540	3,718,805
New Jersey Econ Dev Auth (American Wtr Co.) AMT FGIC 6.875%, 11/01/34	5,000	5,008,050
New Jersey Econ Dev Auth (Hackensack Wtr Co.) AMT MBIA Series 94B 5.90%, 3/01/24	4,000	4,005,320
New Jersey Econ Dev Auth (Kapkowski Rd) Series 98B 6.50%, 4/01/28	4,500	4,744,755
New Jersey Econ Dev Auth (Liberty St Park Proj) Series A 5.00%, 3/01/24	1,500	1,536,930
New Jersey Econ Dev Auth (Masonic Charity Fndtn Proj) Series 01 5.50%, 6/01/31	1,000	1,022,880
Series 02 5.25%, 6/01/24	540	516,710
New Jersey Econ Dev Auth (NUI Corp.) AMT ACA Series 98A 5.25%, 11/01/33	2,200	1,940,598
New Jersey Econ Dev Auth (Pub Svc Elec & Gas) AMT MBIA Series 94A 6.40%, 5/01/32	5,000	5,007,150

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	57

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Econ Dev Auth (Sch Fac Constr) Series 05 5.25%, 3/01/25	$3,300	$3,398,043
New Jersey Econ Dev Auth Sch Fac Series 04-I 5.25%, 9/01/24	2,510	2,812,229
New Jersey Ed Fac Auth (Hgr Ed Cap Impr) (Prerefunded) AMBAC Series 02A 5.125%, 9/01/22	2,500	2,735,200
New Jersey Hgr Ed (Student Loan) AMT MBIA Series 00A 6.15%, 6/01/19	705	713,791
New Jersey Hlth Care Fac (Atlantic City Med Ctr) Series 02 5.75%, 7/01/25	975	1,003,694
New Jersey Hlth Care Fac (Bayshore Comnty Hosp) RADIAN Series 02 5.125%, 7/01/32	9,250	8,493,535
New Jersey Hlth Care Fac (Good Shepard) RADIAN Series 01A 5.20%, 7/01/31	1,350	1,260,050
New Jersey Hlth Care Fac (Kennedy Hlth Sys) Series 01 5.625%, 7/01/31	2,700	2,735,208
New Jersey Hlth Care Fac (Newton Mem Hosp) FSA Series 01 5.00%, 7/01/26	1,500	1,517,235
New Jersey Hlth Care Fac (Palisades Med Ctr) ACA Series 99 5.25%, 7/01/28	1,000	869,380
New Jersey Hlth Care Fac (Southern Ocean Cnty Hosp) RADIAN Series 01 5.125%, 7/01/31	4,500	4,112,640
New Jersey Hlth Care Fac (Wood Johnson) Series 00 5.75%, 7/01/31	3,350	3,420,953
New Jersey Hlth Care Fac Fin Auth Rev (Atlantic City Med) (Prerefunded) 5.75%, 7/01/25	900	998,280
New Jersey Hlth Care Fac Fin Auth Rev (St Clare’s Hosp Inc.) RADIAN Series 04A 5.25%, 7/01/23	2,085	2,080,496

58	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Hsg & Mtg Fin Agy MFHR (Rental Hsg) AMT FSA Series 00A1 6.35%, 11/01/31	$2,000	$2,026,560
New Jersey St Ed Fac Auth 5.00%, 7/01/23	3,480	3,632,831
New Jersey St Ed Fac Auth Rev (Ramapo Coll of New Jersey) AMBAC Series 01D 5.00%, 7/01/31	1,000	1,077,410
FGIC Series 04E 5.00%, 7/01/28	1,000	1,097,540
New Jersey St Transp Auth (Transp Sys) Series 03C 5.50%, 6/15/24	3,750	4,209,600
New Jersey Transp Trust Fund Auth FGIC Series 06A 5.00%, 6/15/18	3,400	3,586,830
Newark Hsg Auth (Newark Marine Terminal) MBIA Series 04 5.25%, 1/01/21 - 1/01/22	3,580	3,979,993
North Hudson Swr Auth MBIA Series 01A Zero Coupon, 8/01/24	12,340	5,219,327
Port Auth NY & NJ (126th) FGIC Series 02 5.25%, 5/15/37	2,500	2,399,125
Salem Cnty PCR (PSE&G Pwr) AMT Series 01A 5.75%, 4/01/31	1,500	1,444,500
South Jersey Port Corp (Marine Terminal) AMT 5.20%, 1/01/23	1,000	1,009,540
Union Cnty Impr Auth MBIA Series 03A 5.25%, 8/15/23	2,885	2,999,535
Vineland Swr Rev (Landis Swr) FGIC Series 93C 7.17%, 9/19/19(a)	3,250	3,884,205

		115,228,764

California – 1.1%
California St GO Series 03 5.25%, 11/01/25	1,000	1,022,730
California Statewide Comnty Dev Auth (Catholic Healthcare Ctr) MBIA Series 2007 6.00%, 7/01/31(b)†	775	775,000

		1,797,730

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	59

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 3.1%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	$2,500	$2,532,050
Double Branch CDD (Oakleaf Village) Series 02A 6.70%, 5/01/34	950	975,622
Hammock Bay CDD (Spl Assmt) Series 04A 6.15%, 5/01/24	285	275,398
Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02 6.40%, 8/01/32	1,250	1,216,975

		5,000,045

Guam – 0.3%
Guam Govt (Wtr & Waste Sys Rev) Series 05 6.00%, 7/01/25	500	481,255

Illinois – 1.8%
Antioch Village Spl Svc Area (Clublands Proj) Series 03 6.625%, 3/01/33	1,000	860,970
Illinois Fin Auth (Advocate Hlthcare Network) AMBAC 6.50%, 11/01/38(b)†	1,500	1,500,000
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05 A 5.95%, 3/01/28	550	511,814

		2,872,784

Michigan – 0.9%
Kent Hosp Fin Auth (Spectrum Hlth Sys) FGIC 7.11%, 1/15/47(b)†	1,425	1,425,000

New York - 4.9%
Port Auth NY & NJ (JFK Int’l Arpt Proj) AMT MBIA Series 97-6 5.75%, 12/01/22	7,675	7,842,545

North Carolina – 0.2%
Charlotte-Mecklenburg Hosp Auth AMBAC Series 2007I 6.01%, 1/15/47(b)†	375	375,000

Ohio – 0.3%
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04 A 7.125%, 8/01/25	500	500,240

60	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 1.2%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/17	$420	$372,679
Delaware River Joint Toll Brdg Rev (PA/NJ Bridge) Series 03 5.00%, 7/01/28	1,625	1,610,586

		1,983,265

Puerto Rico – 4.3%
Puerto Rico Comwlth GO (Pub Impr) Series 04A 5.25%, 7/01/19	710	725,854
Puerto Rico GO Series 06A 5.25%, 7/01/22	500	504,285
Puerto Rico GO (Pub Impr) Series 01A 5.50%, 7/01/19	500	524,335
Puerto Rico HFA (Cap Fd Program) 5.00%, 12/01/17	3,665	3,742,625
Univ of Puerto Rico Rev Series 06Q 5.00%, 6/01/20	1,260	1,264,939

		6,762,038

Texas – 0.6%
Camino Real Regl Mobility Auth 5.00%, 2/15/22	905	908,303

Virginia – 0.8%
Broad Street CDD (Parking Fac) Series 03 7.50%, 6/01/33	1,200	1,250,976

Total Long-Term Municipal Bonds (cost $144,456,518)		146,427,945

Short-Term Municipal Notes – 3.8%
Alaska – 2.6%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) 1.25%, 7/01/37(c)	800	800,000
Series 03A 1.25%, 6/01/37(c)	1,000	1,000,000
Series 03C 1.25%, 7/01/37(c)	2,400	2,400,000

		4,200,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	61

New Jersey Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Colorado – 0.3%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog) 1.30%, 8/01/27(c)	$400	$400,000

Florida – 0.3%
Broward Cnty Ed Fac Auth 1.25%, 4/01/24(c)	500	500,000

Illinois – 0.6%
Romoeoville Rev 1.30%, 10/01/36(c)	900	900,000

Total Short-Term Municipal Notes (cost $6,000,000)		6,000,000

Total Investments – 95.7% (cost $150,456,518)		152,427,945
Other assets less liabilities – 4.3%		6,840,825

Net Assets – 100.0%		$159,268,770

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$800	7/12/08	BMA	*	3.8154%	$6,160
Merrill Lynch	3,000	10/21/16	BMA	*	4.1285%	241,063

(a)	Inverse Floater Security – Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b)	Variable rate coupon, rate shown as of March 31, 2008.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $4,075,000 or 2.7% of total investments.

As of March 31, 2008, the Portfolio held 58% of total investments in insured bonds (of this amount 10% represents the Portfolio’s holding in pre-refunded bonds).

62	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio—Portfolio of Investments

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDD – Community Development District

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GO – General Obligation

HFA – Housing Finance Authority

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

PCR – Pollution Control Revenue Bond

RADIAN – Radian Group, Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	63

New Jersey Portfolio—Portfolio of Investments

OHIO PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.3%
Long-Term Municipal Bonds – 95.9%
Ohio – 80.7%
Akron GO MBIA Series 02 5.00%, 12/01/23	$1,000	$1,017,390
Brookville Sch Dist GO FSA Series 03 5.00%, 12/01/26	2,000	2,207,860
Canton City Sch Dist MBIA Series 04B 5.00%, 12/01/22 - 12/01/23	2,150	2,206,491
Central Ohio Solid Waste Auth AMBAC Series 04B 5.00%, 12/01/21	2,035	2,115,444
Cincinnati Technical Comnty Coll AMBAC Series 02 5.00%, 10/01/28	5,000	4,598,700
Cleveland Cuyahoga Port Auth Series 01 7.35%, 12/01/31	2,000	2,017,160
Cleveland Cuyahoga Port Auth (Rita Proj) RADIAN Series 04 5.00%, 11/15/19	1,850	1,875,900
Cleveland GO AMBAC Series 04 5.25%, 12/01/24	1,200	1,349,532
MBIA Series 02 5.25%, 12/01/27	4,380	4,827,592
Cleveland Pub Pwr Sys Rev FGIC Series 06A 5.00%, 11/15/18	2,165	2,276,238
Cleveland Wtrwks Rev MBIA 5.00%, 1/01/23	2,500	2,587,550
Cnty of Hamilton (Prerefunded) AMBAC Series B 5.25%, 12/01/32	10,525	11,301,955
Cnty of Hamilton (Unrefunded) AMBAC Series B 5.25%, 12/01/32	2,660	2,686,733
Columbus Sch Dist FGIC Series 03 5.00%, 12/01/24 - 12/01/25	4,730	5,169,559
Cuyahoga Cnty Hosp Fac Rev (Univ Hosp Hlth) Series 00 7.50%, 1/01/30	1,900	1,972,162

64	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cuyahoga Cnty MFHR (Livingston Park Apts) GNMA Series 02A 5.45%, 9/20/39	$1,500	$1,422,345
Cuyahoga Cnty MFHR (Longwood Proj) AMT GNMA Series 01 5.60%, 1/20/43	3,620	3,533,048
Dayton Ohio Arpt Rev (James M Cox Dayton Int’l) RADIAN Series 03A 5.00%, 12/01/23	1,280	1,186,163
Dayton Sch Dist (Administrative Fac Proj) Series 03 6.00%, 12/01/19 - 12/01/21	3,040	3,290,519
Delaware Sch Dist MBIA Series 04 5.00%, 12/01/19	1,340	1,404,829
Dublin Sch Dist GO FSA Series 03 5.00%, 12/01/22	1,500	1,552,185
Erie Cnty Hosp Rev (Firelands Med Ctr) Series 02A 5.625%, 8/15/32	1,500	1,505,040
Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj) RADIAN Series 03 5.00%, 6/15/24	1,000	978,210
Franklin Cnty (OCLC Online Computer Library Ctr) Series 98A 5.20%, 10/01/20	2,800	2,843,176
Franklin Cnty MFHR (Agler Green) AMT GNMA Series 02A 5.65%, 5/20/32	770	767,028
5.80%, 5/20/44	1,150	1,138,063
Greater Cleveland Regl Transp Auth MBIA Series 04 5.00%, 12/01/24	1,350	1,375,947
Hamilton City Sch Dist MBIA 5.00%, 12/01/24	1,000	1,017,390
Hamilton Cnty Conv Fac Auth Rev FGIC Series 04 5.00%, 12/01/23	1,330	1,353,182
Hamilton Cnty Hlth Fac (Twin Towers) Series 99A 5.80%, 10/01/23	1,775	1,826,936

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	65

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lucas Cnty Hlth Fac (Altenheim Proj) GNMA Series 99 5.50%, 7/20/40	$3,200	$3,227,520
Madeira City Sch Dist GO MBIA Series 04 5.00%, 12/01/22 - 12/01/23	2,665	2,957,350
Oak Hills Ohio Loc Sch Dist FSA Series 05 5.00%, 12/01/25	1,000	1,022,930
Ohio HFA SFMR (Mtg Rev) AMT GNMA Series 02 5.375%, 9/01/33	1,700	1,637,474
GNMA Series 02-A2 5.60%, 9/01/34	150	145,783
GNMA Series 02-A3 5.50%, 9/01/34	860	862,890
Ohio St Bldg Auth (Adult Correctional Proj) MBIA Series 04A 5.00%, 4/01/22	2,975	3,060,263
Ohio St Bldg Auth (St Fac-Admin Bldg Fd Proj) FSA Series 05A 5.00%, 4/01/24	1,500	1,538,235
Ohio St GO Series 04A 5.00%, 6/15/22	3,000	3,109,740
Ohio St Hgr Ed Fac Comnty (Denison Univ Proj) Series 04 5.00%, 11/01/21 - 11/01/24	3,440	3,532,146
Ohio St Univ MBIA Series 04 5.00%, 12/01/22	1,950	2,007,115
Ohio Swr & Solid Waste Disp Fac (Anheuser-Busch) AMT Series 01 5.50%, 11/01/35	3,000	3,025,020
Ohio Wtr Dev Auth (Anheuser-Busch) AMT Series 99 6.00%, 8/01/38(a)	2,250	2,336,220
Pinnacle Comnty Fin Auth Series A 6.00%, 12/01/22	2,070	1,965,403
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A 7.125%, 8/01/25	500	500,240

66	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Princeton Sch Dist MBIA Series 03 5.00%, 12/01/24	$1,600	$1,766,288
Riversouth Auth Rev (Area Redevelopment) Series 04A 5.25%, 12/01/21 - 12/01/22	2,000	2,106,750
Riversouth Auth Rev (Area Redevevelopment) Series 05A 5.00%, 12/01/24	3,590	3,679,283
Steubenville Hosp Rev (Trinity Hlth) Series 00 6.50%, 10/01/30	2,500	2,748,650
Toledo Lucas Cnty Port Auth (CSX Transp) Series 92 6.45%, 12/15/21	1,270	1,336,091
Toledo Lucas Cnty Port Auth Rev (Cargill, Inc. Project) Series 04B 4.50%, 12/01/15	2,500	2,512,750
Toledo Lucas Cnty Port Auth Rev (Crocker Park Proj) Series 03 5.375%, 12/01/35	2,000	1,837,140
Toledo Sch Dist FGIC Series 03B 5.00%, 12/01/23	2,940	2,989,069
Univ of Cincinnati COP (Univ Cincinnati Ctr Proj) MBIA 5.00%, 6/01/24	4,470	4,534,189
Youngstown City Sch Dist FSA 5.00%, 12/01/25	2,155	2,198,876

		130,041,742

California – 1.1%
California St GO 5.25%, 4/01/29	5	5,072
Series 04 5.20%, 4/01/26	1,000	1,009,220
California Statewide Comnty Dev Auth (Catholic Healthcare Ctr) MBIA Series 2007 6.00%, 7/01/31(a)†	800	800,000

		1,814,292

Florida – 2.1%
Collier Cnty IDR (Southern St Util) AMT Series 96 6.50%, 10/01/25	200	200,378
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	2,000	2,025,640

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	67

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Double Branch CDD (Oakleaf Village) Series 02A 6.70%, 5/01/34	$920	$944,812
Hammock Bay CDD (Spl Assmt) Series 04A 6.15%, 5/01/24	300	289,893

		3,460,723

Georgia – 0.3%
Atlanta Tax Alloc (Eastside Proj) Series 05B 5.60%, 1/01/30	500	438,475

Illinois – 0.9%
Antioch Village Spl Svc Area (Deercrest Proj) Series 03 6.625%, 3/01/33	977	855,461
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A 5.95%, 3/01/28	565	525,772

		1,381,233

North Carolina – 0.2%
Charlotte-Mecklenburg Hosp Auth AMBAC 6.50%, 1/15/45(a)	325	325,000

Pennsylvania – 0.2%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/17	425	377,115

Puerto Rico – 10.4%
Puerto Rico Conv Ctr Dist Auth Hotel Occupancy Rev AMBAC Series 06A 5.00%, 7/01/18 - 7/01/19	6,370	6,520,890
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	2,530	2,569,114
Puerto Rico GO Series 06A 5.25%, 7/01/22	500	504,285
Puerto Rico GO (Pub Impr) Series 01A 5.50%, 7/01/19	500	524,335
Puerto Rico Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	524,940
Puerto Rico Muni Fin Agy Series 05A 5.25%, 8/01/23	375	377,010

68	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico Tobacco Settlement Rev (Childrens Trust Fund) Series 00 6.00%, 7/01/26	$4,000	$4,322,680
Univ of Puerto Rico Rev 5.00%, 6/01/22	1,350	1,340,442

		16,683,696

Total Long-Term Municipal Bonds (cost $152,673,473)		154,522,276

Short-Term Municipal Notes – 2.4%
Alaska – 0.3%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03A 1.25%, 6/01/37(b)	500	500,000

Florida – 1.6%
Brevard Cnty Hlth Fac Auth 1.25%, 8/01/14(b)	1,000	1,000,000
Jacksonville Hlth Fac Auth Hosp Rev Series 00C 1.20%, 8/15/33(b)	500	500,000
Orange Cnty IDA (Catholic Charities Ctr) 1.25%, 7/01/37(b)	1,000	1,000,000

		2,500,000

Michigan – 0.2%
Michigan Strategic Fund 1.25%, 12/01/33(b)	350	350,000

Rhode Island – 0.3%
Rhode Island Hlth & Ed Bldg Corp. 2.10%, 4/01/35(b)	500	500,000

Total Short-Term Municipal Notes (cost $3,850,000)		3,850,000

Total Investments – 98.3%
(cost $156,523,473)		158,372,276
Other assets less liabilities – 1.7%		2,689,957

Net Assets – 100.0%		$161,062,233

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$900	7/12/08	BMA	*	3.8154%	$6,931
Merrill Lynch	3,600	8/01/16	BMA	*	4.0710%	269,819

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	69

Ohio Portfolio—Portfolio of Investments

(a)	Variable rate coupon, rate shown as of March 31, 2008.

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $800,000 or 0.5% of total investments.

As of March 31, 2008, the Portfolio held 52% of total investments in insured bonds (of this amount 19% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDD – Community Development District

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

IDR – Industrial Development Revenue

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

See notes to financial statements.

70	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Ohio Portfolio—Portfolio of Investments

PENNSYLVANIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.3%
Long-Term Municipal Bonds – 98.0%
Pennsylvania – 75.5%
Allegheny Cnty Hgr Ed (Thiel Coll) ACA Series 99A 5.375%, 11/15/19 - 11/15/29	$2,500	$2,367,200
Allegheny Cnty Hlth Fac (South Hills Hlth) Series 00B 6.75%, 5/01/25	1,555	1,691,591
Allegheny Cnty Hlth Rev (Residential Res) Series 01 6.60%, 9/01/31	1,540	1,734,425
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/17 - 11/15/28	1,000	870,244
Allegheny Cnty IDA (Residential Reserves Inc Proj) 5.00%, 9/01/21	500	467,915
Allegheny Cnty PCR (USX Corp.) Series 98 5.50%, 12/01/29	2,680	2,552,780
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj) 5.60%, 7/01/23	1,500	1,403,775
Allegheny Cnty San Auth Swr Rev MBIA Series 05A 5.00%, 12/01/24	7,490	7,623,022
Butler Cnty FGIC Series 03 5.25%, 7/15/26	1,625	1,798,989
Chester Upland Sch Dist 4.30%, 5/15/14	1,705	1,730,098
Coatesville Sch Dist 5.00%, 8/01/23	6,500	6,760,000
Crawford Cnty Hlth Fac (Westbury Methodist) Series 99 6.25%, 8/15/29	1,600	1,471,120
Delaware Cnty Hgr Ed (Eastern Coll) Series 99 5.625%, 10/01/28	2,500	2,373,325
Ephrata Area Sch Dist (Prerefunded) FGIC Series 05 5.00%, 3/01/22	1,000	1,099,720
Harrisburg Arpt Auth (Susquehanna Arpt Proj) AMT Series 99 5.50%, 1/01/24	3,490	3,187,312

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	71

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Lancaster Swr Auth Rev MBIA Series 04 5.00%, 4/01/22	$1,330	$1,366,708
Lehigh Northampton Arpt Auth MBIA Series 00 6.00%, 5/15/30	4,400	4,468,508
Lycoming Cnty Hgr Ed (Coll of Technology) AMBAC Series 02 5.25%, 5/01/32	2,250	2,273,738
McKean Cnty Hosp Auth Rev (Bradford Hosp Proj) ACA 5.00%, 10/01/17	1,205	1,104,816
Meadville GO XLCA 5.00%, 10/01/25	3,080	3,101,036
Montgomery Cnty Hgr Ed (Beaver Coll) RADIAN Series 99 5.70%, 4/01/27	6,000	6,226,560
Montgomery Cnty Hosp Rev (Abington Mem Hosp) Series 02A 5.125%, 6/01/32	3,000	2,842,710
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty) 6.00%, 2/01/21	415	402,695
New Wilmington Muni Auth RADIAN 5.00%, 5/01/27	1,040	974,449
Pennsylvania Econ Dev Auth (30th St Station ) AMT ACA Series 02 5.875%, 6/01/33	2,085	1,958,691
Pennsylvania Econ Dev Auth (Amtrak) AMT Series 01A 6.375%, 11/01/41	3,000	3,012,060
Pennsylvania Hgr Ed (Dickinson Coll) RADIAN Series 03AA-1 5.00%, 11/01/26	1,000	947,790
Pennsylvania Hgr Ed Fac Auth Rev (Univ Hlth Sys) AMBAC Series 05A 5.00%, 8/15/20	2,000	2,095,220
Pennsylvania Hgr Ed Fac Auth Rev (UPMC Hlth Sys) Series 01A 6.00%, 1/15/31	2,405	2,501,513
Philadelphia Auth IDR (Leadership Learning Partners) Series 05A 5.25%, 7/01/24	350	306,786

72	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Philadelphia Gas Wks Rev ASSURED GTY Series 04A-1 5.25%, 9/01/19	$1,015	$1,069,069
Philadelphia IDA Lease Rev FSA Series 01B 5.25%, 10/01/30	8,000	8,748,720
Philadelphia Sch Dist Lease Rev FSA Series 03 5.25%, 6/01/26	5,000	5,523,950
Pittsburgh GO FSA Series 06C 5.25%, 9/01/17	5,000	5,506,250
Pittsburgh Pub Pkg Auth Pkg Rev FGIC Series 05A 5.00%, 12/01/19	2,435	2,524,194
Pittsburgh Urban Redev Auth SFMR (Mtg Rev) AMT FHA Series 97A 6.25%, 10/01/28	790	794,669
Potter Cnty Hosp Rev (Charles Cole Mem) RADIAN Series 96 6.05%, 8/01/24	4,340	4,371,986
South Ctr Gen Auth Rev (Wellspan Hlth) MBIA Series 01 5.25%, 5/15/31	795	855,309
South Ctr Gen Auth Rev (Wellspan Hlth) (Prerefunded) MBIA Series 01 5.25%, 5/15/31	3,905	4,254,927
South Ctrl Gen Auth Rev (Hanover Hosp Inc.) RADIAN 5.00%, 12/01/25	1,570	1,523,308
St Pub Sch Bldg Auth Sch Rev (Colonial Northampton Inter Unit 20) FGIC Series 05 5.00%, 5/15/26	2,025	2,032,108
Wilkes-Barre Fin Auth (Wilkes Univ Proj) 5.00%, 3/01/22	510	494,562

		108,413,848

California – 0.5%
California Statewide Comnty Dev Auth (Catholic Healthcare Ctr) MBIA Series 2007 6.00%, 7/01/31(a)†	725	725,000

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	73

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Florida – 3.2%
Collier Cnty IDR (Southern St Util) AMT Series 96 6.50%, 10/01/25	$400	$400,756
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	2,000	2,025,640
Double Branch CDD (Oakleaf Village) Series 02A 6.70%, 5/01/34	1,015	1,042,374
Hammock Bay CDD (Spl Assmt) Series 04A 6.15%, 5/01/24	300	289,893
Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02 6.40%, 8/01/32	910	885,958

		4,644,621

Guam – 0.7%
Guam Govt (Wtr & Waste Sys Rev) Series 05 6.00%, 7/01/25	500	481,255
Guam Int’l Arpt Auth MBIA Series 03B 5.25%, 10/01/23	500	518,075

		999,330

Illinois – 3.6%
Antioch Village Spl Svc Area (Deercrest Proj) Series 03 6.625%, 3/01/33	1,000	875,600
Chicago Brd Of Ed GO AMBAC 6.49%, 12/01/30(a)†	3,000	3,000,000
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A 5.95%, 3/01/28	465	432,715
Yorkville CFD (Raintree Village) Series 03 6.875%, 3/01/33	800	810,664

		5,118,979

North Carolina – 1.3%
Charlotte-Mecklenburg Hosp Auth AMBAC 6.50%, 1/15/45(a)	1,950	1,950,000

Puerto Rico – 9.9%
Puerto Rico Elec Pwr Auth Rev 5.00%, 7/01/22	800	804,648

74	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Puerto Rico GO (Pub Impr) 5.25%, 7/01/23	$500	$501,285
Series 01A 5.50%, 7/01/19	500	524,335
Puerto Rico Hwy & Transp Auth FGIC Series 03G 5.25%, 7/01/14	3,335	3,491,678
FSA 5.00%, 7/01/27	4,000	4,203,008
Puerto Rico Hwy & Transp Auth Rev FGIC Series 03 5.25%, 7/01/14	3,195	3,345,101
Puerto Rico Muni Fin Agy Series 05A 5.25%, 8/01/23	300	301,608
Puerto Rico Pub Bldg Auth 5.50%, 7/01/22	345	354,529
Univ of Puerto Rico Rev 5.00%, 6/01/22	655	650,363

		14,176,555

Texas – 0.6%
Camino Real Regl Mobility Auth 5.00%, 2/15/22	845	848,084

Virgin Islands – 1.9%
Virgin Islands Pub Fin Auth FSA Series 03 5.00%, 10/01/13 - 10/01/14	675	733,177
5.25%, 10/01/15 - 10/01/17	1,840	1,994,744

		2,727,921

Washington – 0.8%
Washington Hlth Care Fac Auth (Catholic Hlth Initiatives) FGIC 9.97%, 12/01/36(a)†	1,100	1,100,000

Total Long-Term Municipal Bonds (cost $138,135,221)		140,704,338

Short-Term Municipal Notes – 0.3%
North Carolina – 0.3%
North Carolina Med Care Commission 1.15%, 10/01/37(b) (cost $500,000)	500	500,000

Total Investments – 98.3% (cost $138,635,221)		141,204,338
Other assets less liabilities – 1.7%		2,392,345

Net Assets – 100.0%		$143,596,683

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	75

Pennsylvania Portfolio—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$700	7/12/08	BMA	*	3.8154%	$5,390

(a)	Variable rate coupon, rate shown as of March 31, 2008.

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $4,825,000 or 3.4% of total investments.

As of March 31, 2008, the Portfolio held 72% of total investments in insured bonds (of this amount 22% represents the Portfolio’s holding in pre-refunded bonds). 24% of the Portfolio’s insured bonds were insured by FSA.

Glossary:

ACA – ACA Capital

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

ASSURED GTY – Assured Guaranty

CDD – Community Development District

CFD – Community Facilities District

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FSA – Financial Security Assurance Inc.

GO – General Obligation

IDA – Industrial Development Authority/Agency

IDR – Industrial Development Revenue

MBIA – Municipal Bond Investors Assurance

PCR – Pollution Control Revenue Bond

RADIAN – Radian Group, Inc.

SFMR – Single Family Mortgage Revenue

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

76	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio—Portfolio of Investments

VIRGINIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 96.0%
Virginia – 82.2%
Albemarle Cnty Ed Fac (The Convent Sch) Series 01A 7.75%, 7/15/32	$4,260	$4,485,695
Arlington Cnty IDA Rev Sew Rev (Ogden Martin) AMT FSA Series 98B 5.25%, 1/01/09	2,295	2,335,208
Arlington Cnty MFHR (Arlington View Terrace) AMT FNMA Series 01 5.15%, 11/01/31	1,550	1,552,232
Arlington IDA Hosp Rev (Arlington Hlth Sys) (Prerefunded) Series 01 5.25%, 7/01/31	5,900	6,447,107
Bell Creek CDD Series 03A 6.75%, 3/01/22	200	190,038
Broad Street CDD (Parking Fac) Series 03 7.50%, 6/01/33	1,500	1,563,720
Celebrate North CDD Spl Assmt Rev Series 03B 6.60%, 3/01/25	1,250	1,233,637
Chesterfield Cnty (Elec & Pwr Co) Series 02 5.875%, 6/01/17	3,800	3,998,094
Dinwiddie Cnty IDA (Lease Rev) MBIA Series 04B 5.00%, 2/15/24	3,200	3,261,696
Dulles Town CDA (Dulles Town Ctr Proj) Series 98 6.25%, 3/01/26	1,990	1,899,236
Fairfax Cnty Econ Dev Auth 5.00%, 10/01/22	1,000	921,640
Fairfax Wtr Auth Rev Series 02 5.00%, 4/01/32	3,380	3,400,652
Greater Richmond Hotel Tax Rev (Conv Ctr Proj) Series 00 6.25%, 6/15/32	6,000	6,570,540
Hampton Conv Ctr Rev AMBAC Series 02 5.00%, 1/15/35	5,150	5,142,069

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	77

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Hampton GO MBIA 5.00%, 1/15/20	$6,105	$6,468,003
Hampton Roads Sanitation Dist 5.00%, 4/01/25	5,050	5,185,946
Harrisonburg IDA AMBAC 5.00%, 8/15/22 - 8/15/25	7,850	8,095,296
Harrisonburg MFHR (Greens of Salem Run) AMT FSA Series 97 6.30%, 4/01/29	1,110	1,117,326
James City Cnty Econ Dev Auth FSA 5.00%, 6/15/22	4,385	4,595,524
James City Cnty SWR (Anheuser Busch Proj) AMT Series 97 6.00%, 4/01/32	4,200	4,215,162
Newport Comnty Dev Auth (Spl Assmt) 5.50%, 9/01/26	1,000	882,720
Newport News Hlth Care Fac (Mennowood) GNMA Series 96A 6.25%, 8/01/36	2,580	2,602,498
Newport News MFHR (Walker Village Proj) AMT GNMA Series 02A 5.55%, 9/20/34	1,880	1,839,148
5.65%, 3/20/44	1,660	1,630,137
Norfolk Arpt Auth Rev (Air Cargo) AMT Series 02 6.25%, 1/01/30	985	973,347
Norfolk Arpt Auth Rev AMT FGIC Series 01B 5.30%, 7/01/25	10,000	10,052,300
Northwestern Regl Jail Auth Fac Rev MBIA 5.00%, 7/01/25	1,500	1,526,325
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded) Series 98B Zero Coupon, 8/15/15	750	512,235
Portsmouth GO (Prerefunded Ref & Pub Util) FGIC Series B 5.00%, 6/01/26	1,405	1,412,390
Portsmouth GO (Unrefunded Ref & Pub Util) FGIC Series B 5.00%, 6/01/26	95	95,038

78	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Prince William MFHR (Woodwind Gables) AMT AMBAC Series 01A 5.30%, 12/01/34	$2,860	$2,685,311
Reynolds Crossing CDD 5.10%, 3/01/21	2,150	1,905,050
Richmond FSA Series 05A 5.00%, 7/15/22	2,500	2,614,650
Suffolk MBIA 5.00%, 2/01/20	3,000	3,166,260
Upper Occoquan Sewage Auth Rev FSA 5.00%, 7/01/25	2,500	2,574,825
Virginia Beach MFHR (Beth Sholom Terrace) GNMA Series 02 5.40%, 4/01/44	2,900	2,850,265
Virginia Beach Wtr & Swr Rev 5.00%, 10/01/30	2,000	2,009,920
Virginia Biotechnology Auth (Consolidated Laboratories Proj) Series 01 5.00%, 9/01/21	4,170	4,304,274
Virginia Coll Bldg Auth 5.00%, 9/01/16 - 4/01/23	1,220	1,257,839
Virginia Coll Bldg Auth (Pub Hgr Ed Fin Prog) 5.00%, 9/01/16	5,615	6,133,658
Series 05A 5.00%, 9/01/17	5,890	6,374,217
Virginia HDA MFHR (Rental Hsg) AMT Series 02B 5.50%, 4/01/27	5,000	5,007,050
Series 99 5.95%, 2/01/23	5,525	5,577,211
Virginia HDA SFMR (Mtg Rev) AMT Series 01D 5.40%, 6/01/24	3,155	3,165,727
Virginia Port Auth Rev (Newport News) AMT Series 02 5.00%, 7/01/27	1,000	976,970
5.125%, 7/01/24	4,000	4,045,480
Virginia Small Business Fin Auth 5.125%, 9/01/22	710	672,207
Watkins Centre Comnty 5.40%, 3/01/20	600	546,750

		150,072,623

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	79

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 0.5%
California Statewide Comnty Dev Auth (Catholic Healthcare Ctr) MBIA Series 2007 6.00%, 7/01/31(a)†	$900	$900,000

Georgia – 0.2%
Atlanta Tax Alloc (Eastside Proj) Series 05B 5.60%, 1/01/30	500	438,475

Illinois – 2.7%
Illinois Fin Auth (Advocate Hlthcare Network) AMBAC 6.50%, 11/01/38(a)†	3,500	3,500,000
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A 5.95%, 3/01/28	465	432,715
Yorkville CFD (Raintree Village) Series 03 6.875%, 3/01/33	1,000	1,013,330

		4,946,045

North Carolina – 0.6%
Charlotte-Mecklenburg Hosp Auth AMBAC 6.50%, 1/15/45(a)	1,075	1,075,000

Puerto Rico – 9.8%
Puerto Rico Elec Pwr Auth 5.00%, 7/01/20	800	812,368
MBIA 5.50%, 7/01/17	5,000	5,409,750
Puerto Rico GO (Pub Impr) Series 01A 5.50%, 7/01/19	500	524,335
Puerto Rico Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	524,940
Puerto Rico HFA (Cap Fndtn Program) 5.00%, 12/01/20	4,870	4,802,307
Puerto Rico Hwy & Transp Auth FGIC Series 03G 5.25%, 7/01/14	1,840	1,926,443
Puerto Rico Hwy & Transp Auth Rev FGIC Series 03 5.25%, 7/01/14	1,760	1,842,685
Puerto Rico Muni Fin Agy Series 05A 5.25%, 8/01/23	340	341,822

80	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Univ of Puerto Rico Rev 5.00%, 6/01/22	$1,740	$1,727,681

		17,912,331

Total Long-Term Municipal Bonds (cost $174,843,892)		175,344,474

Short-Term Municipal Notes – 1.5%
Virginia – 0.7%
Montgomery Cnty IDA 1.35%, 6/01/35(b)	500	500,000
Richmond IDA 1.40%, 12/01/31(b)	800	800,000

		1,300,000

Colorado – 0.8%
Colorado Ed & Cultural Fac 1.30%, 6/30/36(b)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $2,800,000)		2,800,000

Total Investments – 97.5% (cost $177,643,892)		178,144,474
Other assets less liabilities – 2.5%		4,520,027

Net Assets – 100.0%		$182,664,501

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/01/17	BMA	*	3.7920%	$375,964
Merrill Lynch	900	7/12/08	BMA	*	3.8154%	6,931

(a)	Variable rate coupon, rate shown as of March 31, 2008.

(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

†	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of March 31, 2008 and the aggregate market value of these securities amounted to $4,400,000 or 2.5% of total investments.

As of March 31, 2008, the Portfolio held 38% of total investments in insured bonds (of this amount 1% represents the Portfolio’s holding in pre-refunded bonds).

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	81

Virginia Portfolio—Portfolio of Investments

Glossary:

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDA – Community Development Administration

CDD – Community Development District

CFD – Community Facilities District

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

HDA – Housing Development Authority

HFA – Housing Finance Authority

IDA – Industrial Development Authority/Agency

MBIA – Municipal Bond Investors Assurance

MFHR – Multi-Family Housing Revenue

SFMR – Single Family Mortgage Revenue

SWR – Solid Waste Revenue

See notes to financial statements.

82	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Virginia Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

March 31, 2008 (unaudited)

	Arizona		Florida
Assets
Investments in securities, at value (cost: $199,886,614 and $176,446,350, respectively)	$201,547,242		$175,799,573
Cash	242,719		– 0	–
Unrealized appreciation of interest rate swap contracts	64,940		493,824
Receivable for shares of beneficial interest sold	2,750,687		1,038,769
Interest receivable	2,697,143		3,275,088
Receivable for investment securities sold	1,633,824		10,000

Total assets	208,936,555		180,617,254

Liabilities
Due to custodian	– 0	–	968,527
Unrealized depreciation of interest rate swap contracts	59,827		– 0	–
Payable for shares of beneficial interest redeemed	2,376,033		2,278,171
Dividends payable	179,352		169,988
Distribution fee payable	83,619		75,418
Advisory fee payable	47,948		38,810
Administrative fee payable	20,911		19,144
Transfer Agent fee payable	3,205		5,952
Accrued expenses and other liabilities	117,885		113,954

Total liabilities	2,888,780		3,669,964

Net Assets	$206,047,775		$176,947,290

Composition of Net Assets
Shares of beneficial interest, at par	$191,428		$178,651
Additional paid-in capital	205,014,039		182,900,375
Distributions in excess of net investment income	(169,541)		(251,056)
Accumulated net realized loss on investment transactions	(653,892)		(5,727,727)
Net unrealized appreciation (depreciation) of investments	1,665,741		(152,953)

	$206,047,775		$176,947,290

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$154,963,993	14,391,073	$10.77	*

Class B	$25,151,675	2,339,786	$10.75

Class C	$25,932,107	2,411,977	$10.75

Florida Portfolio
Class A	$128,009,596	12,925,744	$9.90	*

Class B	$17,662,836	1,783,160	$9.91

Class C	$31,274,858	3,156,191	$9.91

*	The maximum offering price per share for Class A shares of Arizona Portfolio and Florida Portfolio were $11.25 and $10.34, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	83

Statement of Assets & Liabilities

	Massachusetts	Michigan
Assets
Investments in securities, at value (cost: $135,062,569 and $109,693,279, respectively)	$138,070,384	$112,202,771
Cash	870,853	138,438
Unrealized appreciation of interest rate swap contracts	854,487	513,514
Receivable for investment securities sold	2,751,244	3,625,200
Interest receivable	1,736,164	2,054,604
Receivable for shares of beneficial interest sold	1,586,306	539,152

Total assets	145,869,438	119,073,679

Liabilities
Payable for shares of beneficial interest redeemed	754,918	577,397
Payable for investment securities purchased	500,977	– 0	–
Dividends payable	110,348	94,208
Distribution fee payable	67,001	60,835
Custodian fee payable	58,705	53,667
Advisory fee payable	25,845	46,980
Administrative fee payable	17,235	– 0	–
Transfer Agent fee payable	3,307	7,571
Accrued expenses and other liabilities	67,429	69,997

Total liabilities	1,605,765	910,655

Net Assets	$144,263,673	$118,163,024

Composition of Net Assets
Shares of beneficial interest, at par	$134,170	$111,381
Additional paid-in capital	149,253,580	115,092,841
Distributions in excess of net investment income	(215,793)	(154,782)
Accumulated net realized gain (loss) on investment transactions	(8,770,586)	90,578
Net unrealized appreciation of investments	3,862,302	3,023,006

	$144,263,673	$118,163,024

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Massachusetts Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$91,668,169	8,519,508	$10.76	*

Class B	$18,145,281	1,689,917	$10.74

Class C	$34,450,223	3,207,580	$10.74

Michigan Portfolio
Class A	$65,962,848	6,213,079	$10.62	*

Class B	$15,301,522	1,443,970	$10.60

Class C	$36,898,654	3,481,017	$10.60

*	The maximum offering price per share for Class A shares of Massachusetts Portfolio and Michigan Portfolio were $11.24 and $11.09, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

	Minnesota		New Jersey
Assets
Investments in securities, at value (cost: $92,768,052 and $150,456,518, respectively)	$94,406,657		$152,427,945
Cash	359		666,137
Unrealized appreciation of interest rate swap contracts	266,175		247,223
Receivable for investment securities sold	2,544,292		3,932,327
Interest receivable	1,301,112		2,160,728
Receivable for shares of beneficial interest sold	217,100		1,519,259

Total assets	98,735,695		160,953,619

Liabilities
Payable for shares of beneficial interest redeemed	198,844		984,631
Dividends payable	80,532		138,867
Custodian fee payable	49,755		56,453
Distribution fee payable	35,578		70,999
Audit fee payable	29,965		27,012
Advisory fee payable	26,787		39,481
Transfer Agent fee payable	2,483		6,768
Payable for investment securities purchased	– 0	–	300,000
Administrative fee payable	– 0	–	16,437
Accrued expenses and other liabilities	31,062		44,201

Total liabilities	455,006		1,684,849

Net Assets	$98,280,689		$159,268,770

Composition of Net Assets
Shares of beneficial interest, at par	$98,756		$167,109
Additional paid-in capital	97,947,619		169,537,450
Distributions in excess of net investment income	(115,952)		(180,822)
Accumulated net realized loss on investment transactions	(1,554,514)		(12,473,617)
Net unrealized appreciation of investments	1,904,780		2,218,650

	$98,280,689		$159,268,770

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$79,746,645	8,014,126	$9.95	*

Class B	$4,716,726	474,147	$9.95

Class C	$13,817,318	1,387,372	$9.96

New Jersey Portfolio
Class A	$107,870,208	11,319,376	$9.53	*

Class B	$19,072,035	2,001,150	$9.53

Class C	$32,326,527	3,390,424	$9.53

*	The maximum offering price per share for Class A shares of Minnesota Portfolio and New Jersey Portfolio were $10.39 and $9.95, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	85

Statement of Assets & Liabilities

	Ohio	Pennsylvania
Assets
Investments in securities, at value (cost: $156,523,473 and $138,635,221, respectively)	$158,372,276	$141,204,338
Cash	201,819	87,761
Unrealized appreciation of interest rate swap contracts	276,750	5,390
Interest receivable	2,614,383	2,287,003
Receivable for shares of beneficial interest sold	664,719	796,651
Receivable for investment securities sold	60,000	350,000

Total assets	162,189,947	144,731,143

Liabilities
Payable for shares of beneficial interest redeemed	745,253	774,432
Dividends payable	131,975	125,622
Distribution fee payable	77,576	64,505
Custodian fee payable	63,666	44,944
Advisory fee payable	37,155	44,358
Administrative fee payable	11,264	18,861
Transfer Agent fee payable	1,805	7,068
Accrued expenses and other liabilities	59,020	54,670

Total liabilities	1,127,714	1,134,460

Net Assets	$161,062,233	$143,596,683

Composition of Net Assets
Shares of beneficial interest, at par	$162,865	$139,981
Additional paid-in capital	164,566,383	142,911,587
Distributions in excess of net investment income	(153,055)	(128,555)
Accumulated net realized loss on investment transactions	(5,639,513)	(1,900,837)
Net unrealized appreciation of investments	2,125,553	2,574,507

	$161,062,233	$143,596,683

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$98,957,971	10,003,899	$9.89	*

Class B	$23,012,725	2,328,777	$9.88

Class C	$39,091,537	3,953,823	$9.89

Pennsylvania Portfolio
Class A	$97,269,986	9,482,169	$10.26	*

Class B	$15,502,821	1,511,414	$10.26

Class C	$30,823,876	3,004,531	$10.26

*	The maximum offering price per share for Class A shares of Ohio Portfolio and Pennsylvania Portfolio were $10.33 and $10.72, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.

86	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Assets & Liabilities

Virginia
Assets
Investments in securities, at value (cost $177,643,892)	$178,144,474
Cash	331,889
Unrealized appreciation of interest rate swap contracts	382,895
Interest receivable	2,240,293
Receivable for shares of beneficial interest sold	1,684,240
Receivable for investment securities sold	1,532,358

Total assets	184,316,149

Liabilities
Payable for shares of beneficial interest redeemed	1,267,745
Dividends payable	154,321
Distribution fee payable	78,662
Advisory fee payable	38,391
Transfer Agent fee payable	2,959
Accrued expenses and other liabilities	109,570

Total liabilities	1,651,648

Net Assets	$182,664,501

Composition of Net Assets
Shares of beneficial interest, at par	$173,631
Additional paid-in capital	183,198,985
Undistributed net investment income	95,154
Accumulated net realized loss on investment transactions	(1,686,746)
Net unrealized appreciation of investments	883,477

$182,664,501

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value
Class A	$128,878,066	12,241,980	$10.53	*

Class B	$16,732,379	1,592,313	$10.51

Class C	$37,054,056	3,528,778	$10.50

*	The maximum offering price per share for Class A shares of Virginia Portfolio was $11.00 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	87

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

	Arizona	Florida
Investment Income
Interest	$5,017,634	$4,851,107

Expenses
Advisory fee (see Note B)	466,047	419,999
Distribution fee—Class A	223,260	198,897
Distribution fee—Class B	159,189	106,356
Distribution fee—Class C	132,270	163,984
Transfer agency—Class A	23,804	25,357
Transfer agency—Class B	7,836	6,749
Transfer agency—Class C	4,602	6,636
Custodian	71,573	69,166
Administrative	47,000	49,000
Audit	20,663	21,372
Legal	16,057	13,673
Printing	14,111	9,036
Registration	9,378	8,289
Trustees’ fees	1,856	2,196
Miscellaneous	394	3,381

Total expenses	1,198,040	1,104,091
Less: expenses waived and reimbursed by the Adviser (see Note B)	(184,419)	(185,483)
Less: expense offset arrangement (see Note B)	(1,785)	(1,371)

Net expenses	1,011,836	917,237

Net investment income	4,005,798	3,933,870

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(4,095)	224,672
Futures contracts	(56,521)	(50,306)
Swap contracts	141,506	155,068
Net change in unrealized appreciation/depreciation of: Investments	(3,091,534)	(5,110,709)
Swap contracts	(84,622)	201,104

Net loss on investment transactions	(3,095,266)	(4,580,171)

Net Increase (Decrease) in Net Assets from Operations	$910,532	$(646,301)

See notes to financial statements.

88	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Massachusetts	Michigan
Investment Income
Interest	$3,311,072	$2,917,259

Expenses
Advisory fee (see Note B)	305,845	270,037
Distribution fee—Class A	120,623	97,348
Distribution fee—Class B	107,258	90,184
Distribution fee—Class C	170,322	185,407
Transfer agency—Class A	17,817	19,307
Transfer agency—Class B	6,269	7,382
Transfer agency—Class C	8,126	11,971
Custodian	73,489	67,872
Administrative	49,000	49,000
Audit	20,525	20,805
Registration	15,594	9,363
Legal	14,852	13,671
Printing	5,469	9,501
Trustees’ fees	1,609	2,133
Miscellaneous	322	4,746

Total expenses	917,120	858,727
Less: expenses waived and reimbursed by the Adviser (see Note B)	(164,039)	(58,164)
Less: expense offset arrangement (see Note B)	(1,457)	(1,566)

Net expenses	751,624	798,997

Net investment income	2,559,448	2,118,262

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,493	77,533
Futures contracts	(34,768)	(31,661)
Swap contracts	131,190	106,689
Net change in unrealized appreciation/depreciation of:
Investments	(1,169,593)	(1,512,778)
Swap contracts	547,218	222,839

Net loss on investment transactions	(524,460)	(1,137,378)

Net Increase in Net Assets from Operations	$2,034,988	$980,884

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	89

Statement of Operations

	Minnesota	New Jersey
Investment Income
Interest	$2,313,777	$4,074,646

Expenses
Advisory fee (see Note B)	215,093	360,771
Distribution fee—Class A	113,835	156,445
Distribution fee—Class B	29,092	116,427
Distribution fee—Class C	69,440	163,802
Transfer agency—Class A	18,766	27,742
Transfer agency—Class B	1,992	9,330
Transfer agency—Class C	3,802	9,361
Custodian	65,730	66,875
Administrative	49,000	49,000
Audit	20,662	20,782
Legal	15,420	14,033
Printing	6,763	10,534
Registration	4,260	6,050
Trustees’ fees	1,887	1,990
Miscellaneous	3,047	5,410

Total expenses	618,789	1,018,552
Less: expenses waived and reimbursed by the Adviser (see Note B)	(118,575)	(122,958)
Less: expense offset arrangement (see Note B)	(1,057)	(1,943)

Net expenses	499,157	893,651

Net investment income	1,814,620	3,180,995

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	686	283,347
Futures contracts	(24,860)	(40,983)
Swap contracts	73,930	117,783
Net change in unrealized appreciation/depreciation of:
Investments	(1,098,561)	(4,134,789)
Swap contracts	114,401	71,704

Net loss on investment transactions	(934,404)	(3,702,938)

Net Increase (Decrease) in Net Assets from Operations	$880,216	$(521,943)

See notes to financial statements.

90	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

	Ohio	Pennsylvania
Investment Income
Interest	$3,921,902	$3,568,840

Expenses
Advisory fee (see Note B)	365,916	326,269
Distribution fee—Class A	144,544	142,332
Distribution fee—Class B	131,094	93,992
Distribution fee—Class C	200,238	156,610
Transfer agency—Class A	22,179	27,885
Transfer agency—Class B	7,972	7,874
Transfer agency—Class C	10,138	9,811
Custodian	72,970	62,883
Administrative	49,000	49,000
Audit	20,987	20,805
Legal	15,571	13,803
Printing	10,286	8,019
Registration	5,522	6,570
Trustees’ fees	1,990	2,007
Miscellaneous	4,522	2,834

Total expenses	1,062,929	930,694
Less: expenses waived and reimbursed by the Adviser (see Note B)	(137,946)	(64,694)
Less: expense offset arrangement (see Note B)	(1,877)	(1,788)

Net expenses	923,106	864,212

Net investment income	2,998,796	2,704,628

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	454,324	48,476
Futures contracts	(40,983)	(37,875)
Swap contracts	126,190	102,431
Net change in unrealized appreciation/depreciation of:
Investments	(3,340,796)	(2,591,115)
Swap contracts	88,217	(57,984)

Net loss on investment transactions	(2,713,048)	(2,536,067)

Net Increase in Net Assets from Operations	$285,748	$168,561

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	91

Statement of Operations

Virginia
Investment Income
Interest	$4,399,343

Expenses
Advisory fee (see Note B)	408,249
Distribution fee—Class A	185,987
Distribution fee—Class B	105,629
Distribution fee—Class C	181,633
Transfer agency—Class A	24,158
Transfer agency—Class B	5,769
Transfer agency—Class C	7,822
Custodian	71,498
Administrative	49,000
Audit	21,150
Legal	15,212
Printing	10,207
Registration	4,681
Trustees’ fees	1,847
Miscellaneous	5,168

Total expenses	1,098,010
Less: expenses waived and reimbursed by the Adviser (see Note B)	(242,049)
Less: expense offset arrangement (see Note B)	(1,680)

Net expenses	854,281

Net investment income	3,545,062

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,537
Futures contracts	(47,198)
Swap contracts	143,000
Net change in unrealized appreciation/depreciation of:
Investments	(3,026,843)
Swap contracts	258,094

Net loss on investment transactions	(2,671,410)

Net Increase in Net Assets from Operations	$873,652

See notes to financial statements.

92	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Arizona
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,005,798	$7,983,394
Net realized gain on investment transactions	80,890	252,670
Net change in unrealized appreciation/depreciation of investments	(3,176,156)	(2,923,882)

Net increase in net assets from operations	910,532	5,312,182
Dividends to Shareholders from
Net investment income
Class A	(3,026,726)	(5,586,668)
Class B	(534,812)	(1,503,920)
Class C	(446,106)	(858,229)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	4,652,705	(9,266,642)

Total increase (decrease)	1,555,593	(11,903,277)
Net Assets
Beginning of period	204,492,182	216,395,459

End of period (including distributions in excess of net investment income of $(169,541) and $(167,695), respectively)	$206,047,775	$204,492,182

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	93

Statement of Changes in Net Assets

	Florida
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,933,870	$8,448,091
Net realized gain on investment transactions	329,434	1,815,917
Net change in unrealized appreciation/depreciation of investments	(4,909,605)	(5,072,460)

Net increase (decrease) in net assets from operations	(646,301)	5,191,548
Dividends to Shareholders from
Net investment income
Class A	(2,954,810)	(5,927,254)
Class B	(397,756)	(1,162,922)
Class C	(615,541)	(1,347,966)
Transactions in Shares of Beneficial Interest
Net decrease	(10,613,080)	(19,972,567)

Total decrease	(15,227,488)	(23,219,161)
Net Assets
Beginning of period	192,174,778	215,393,939

End of period (including distributions in excess of net investment income of $(251,056) and $(216,819), respectively)	$176,947,290	$192,174,778

See notes to financial statements.

94	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Massachusetts
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,559,448	$5,199,361
Net realized gain on investment transactions	97,915	706,630
Net change in unrealized appreciation/depreciation of investments	(622,375)	(2,379,147)

Net increase in net assets from operations	2,034,988	3,526,844
Dividends to Shareholders from
Net investment income
Class A	(1,673,242)	(2,817,460)
Class B	(371,612)	(1,161,698)
Class C	(591,882)	(1,224,095)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	10,835,977	(6,636,425)

Total increase (decrease)	10,234,229	(8,312,834)
Net Assets
Beginning of period	134,029,444	142,342,278

End of period (including distributions in excess of net investment income of $(215,793) and $(138,505), respectively)	$144,263,673	$134,029,444

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	95

Statement of Changes in Net Assets

	Michigan
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,118,262	$4,518,570
Net realized gain on investment transactions	152,561	257,392
Net change in unrealized appreciation/depreciation of investments	(1,289,939)	(1,714,414)

Net increase in net assets from operations	980,884	3,061,548
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,268,075)	(2,417,113)
Class B	(288,814)	(857,768)
Class C	(596,251)	(1,252,927)
Net realized gain on investments
Class A	(131,968)	(259,975)
Class B	(37,691)	(121,587)
Class C	(75,845)	(165,841)
Transactions in Shares of Beneficial Interest
Net decrease	(2,686,606)	(12,725,856)

Total decrease	(4,104,366)	(14,739,519)
Net Assets
Beginning of period	122,267,390	137,006,909

End of period (including distributions in excess of net investment income of $(154,782) and $(119,904), respectively)	$118,163,024	$122,267,390

See notes to financial statements.

96	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Minnesota
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,814,620	$3,638,421
Net realized gain on investment transactions	49,756	109,122
Net change in unrealized appreciation/depreciation of investments	(984,160)	(1,546,923)

Net increase in net assets from operations	880,216	2,200,620
Dividends to Shareholders from
Net investment income
Class A	(1,509,857)	(2,861,003)
Class B	(95,130)	(289,271)
Class C	(227,544)	(488,482)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	5,443,824	(2,156,615)

Total increase (decrease)	4,491,509	(3,594,751)
Net Assets
Beginning of period	93,789,180	97,383,931

End of period (including distributions in excess of net investment income of $(115,952) and $(98,041), respectively)	$98,280,689	$93,789,180

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	97

Statement of Changes in Net Assets

	New Jersey
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,180,995	$6,157,969
Net realized gain on investment transactions	360,147	786,793
Net change in unrealized appreciation/depreciation of investments	(4,063,085)	(3,499,208)

Net increase (decrease) in net assets from operations	(521,943)	3,445,554
Dividends to Shareholders from
Net investment income
Class A	(2,211,714)	(3,710,850)
Class B	(409,143)	(1,267,491)
Class C	(578,626)	(1,167,676)
Transactions in Shares of Beneficial Interest
Net increase	1,546,243	4,248,623

Total increase (decrease)	(2,175,183)	1,548,160
Net Assets
Beginning of period	161,443,953	159,895,793

End of period (including distributions in excess of net investment income of $(180,822) and $(162,334), respectively)	$159,268,770	$161,443,953

See notes to financial statements.

98	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Ohio
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,998,796	$6,168,587
Net realized gain on investment transactions	539,531	405,349
Net change in unrealized appreciation/depreciation of investments	(3,252,579)	(2,089,927)

Net increase in net assets from operations	285,748	4,484,009
Dividends to Shareholders from
Net investment income
Class A	(1,926,468)	(3,576,771)
Class B	(431,535)	(1,200,354)
Class C	(660,314)	(1,382,134)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	470,493	(8,727,511)

Total decrease	(2,262,076)	(10,402,761)
Net Assets
Beginning of period	163,324,309	173,727,070

End of period (including distributions in excess of net investment income of $(153,055) and $(133,534), respectively)	$161,062,233	$163,324,309

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	99

Statement of Changes in Net Assets

	Pennsylvania
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,704,628	$5,348,311
Net realized gain on investment transactions	113,032	159,957
Net change in unrealized appreciation/depreciation of investments	(2,649,099)	(2,145,660)

Net increase in net assets from operations	168,561	3,362,608
Dividends to Shareholders from
Net investment income
Class A	(1,887,223)	(3,357,673)
Class B	(306,366)	(912,588)
Class C	(512,819)	(1,055,053)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	884,058	(1,717,829)

Total decrease	(1,653,789)	(3,680,535)
Net Assets
Beginning of period	145,250,472	148,931,007

End of period (including distributions in excess of net investment income of $(128,555) and $(126,775), respectively)	$143,596,683	$145,250,472

See notes to financial statements.

100	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Statement of Changes in Net Assets

	Virginia
	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,545,062	$7,055,270
Net realized gain on investment transactions	97,339	1,088,302
Net change in unrealized appreciation/depreciation of investments	(2,768,749)	(3,747,643)

Net increase in net assets from operations	873,652	4,395,929
Dividends to Shareholders from
Net investment income
Class A	(2,589,050)	(4,710,573)
Class B	(366,273)	(1,086,563)
Class C	(633,096)	(1,233,258)
Transactions in Shares of Beneficial Interest
Net increase	6,519,291	601,903

Total increase (decrease)	3,804,524	(2,032,562)
Net Assets
Beginning of period	178,859,977	180,892,539

End of period (including undistributed net investment income of $95,154 and $138,511, respectively)	$182,664,501	$178,859,977

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	101

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the “Fund”), which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as an open-end management investment company. The Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio New Jersey Portfolio and Ohio Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has

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been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price; the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

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3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of each Portfolio. Such fees are accrued daily and paid monthly.

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The Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

Portfolios	Class A	Class B	Class C
Arizona	0.78%	1.48%	1.48%
Florida	0.78%	1.48%	1.48%
Massachusetts	0.82%	1.52%	1.52%
Michigan	1.01%	1.71%	1.71%
Minnesota	0.90%	1.60%	1.60%
New Jersey	0.87%	1.57%	1.57%
Ohio	0.85%	1.55%	1.55%
Pennsylvania	0.95%	1.65%	1.65%
Virginia	0.72%	1.42%	1.42%

For the six months ended March 31, 2008, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $184,419; Florida Portfolio, $185,483; Massachusetts Portfolio, $164,039; Michigan Portfolio, $9,164; Minnesota Portfolio, $118,575; New Jersey Portfolio, $122,958; Ohio Portfolio, $137,946; Pennsylvania Portfolio, $64,694; and Virginia Portfolio, $193,049.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios paid $47,000, $49,000, $49,000, $49,000, $49,000, and $49,000, respectively, to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2008. Additionally, the Adviser voluntarily agreed to waive all such fees for these services for the Michigan, Minnesota and Virginia Portfolios in the amount of $49,000 for each of these Portfolios.

Each Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2008, such compensation retained by ABIS amounted to: Arizona Portfolio, $11,219; Florida Portfolio, $9,177; Massachusetts Portfolio, $9,958; Michigan Portfolio, $13,082; Minnesota Portfolio, $8,529; New Jersey Portfolio, $15,851; Ohio Portfolio, $13,632; Pennsylvania Portfolio, $14,391; and Virginia Portfolio, $11,910.

For the six months ended March 31, 2008, each Portfolio’s expenses were reduced under an expense offset arrangement with ABIS, as follows: Arizona Portfolio, by $1,785; Florida Portfolio, by $1,371; Massachusetts Portfolio, by $1,457; Michigan Portfolio, by $1,566; Minnesota Portfolio, by $1,057; New Jersey Portfolio, by $1,943; Ohio Portfolio, by $1,877; Pennsylvania Portfolio, by $1,788; and Virginia Portfolio, by $1,680.

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AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2008 as follows:

	Front End Sales Charges Class A	Contingent Deferred Sales Charges
Portfolio		Class A	Class B	Class C
Arizona	$14,680	$–0–	$2,617	$1,685
Florida	6,587	–0–	1,076	1,906
Massachusetts	7,593	13,974	1,847	369
Michigan	3,751	–0–	2,176	2,423
Minnesota	3,423	–0–	2	614
New Jersey	5,199	9,633	2,512	45
Ohio	2,467	–0–	1,450	761
Pennsylvania	5,151	–0–	2,203	916
Virginia	8,974	–0–	2,511	1,124

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of each Portfolio’s average daily net assets attributable to Class A shares and 1% of each Portfolio’s average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
Arizona	$3,625,776	$1,517,962
Florida	3,949,279	2,927,138
Massachusetts	3,533,204	3,095,796
Michigan	3,274,297	3,857,304
Minnesota	2,683,731	2,405,050
New Jersey	5,433,164	3,136,552
Ohio	4,492,949	3,380,208
Pennsylvania	3,683,002	3,029,993
Virginia	3,709,262	2,452,920

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While such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2008 were as follows:

Portfolio	Purchases	Sales
Arizona	$12,550,251	$10,999,560
Florida	22,564,562	15,194,679
Massachusetts	8,576,543	6,690,150
Michigan	2,861,761	8,930,810
Minnesota	5,998,360	6,125,000
New Jersey	22,423,659	25,073,000
Ohio	6,574,025	10,823,000
Pennsylvania	8,498,485	6,749,500
Virginia	23,824,471	7,010,000

There were no purchases or sales of U.S. government and government agency obligations during the period.

At March 31, 2008, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding swap contracts):

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Arizona	$199,886,614	$4,614,858	$2,954,230	$1,660,628
Florida	176,446,350	3,016,997	3,663,774	(646,777)
Massachusetts	135,062,569	4,636,575	1,628,760	3,007,815
Michigan	109,693,279	3,525,053	1,015,561	2,509,492
Minnesota	92,768,052	2,318,894	680,289	1,638,605
New Jersey	150,456,518	4,049,126	2,077,699	1,971,427
Ohio	156,523,473	4,296,696	2,447,893	1,848,803
Pennsylvania	138,635,221	4,469,689	1,900,572	2,569,117
Virginia	177,643,892	3,203,372	2,702,790	500,582

1. Swap Agreements

The Portfolios may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two

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Notes to Financial Statements

parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

The Portfolios may enter into credit default swaps. The Portfolios may purchase credit protection on the referenced obligation of the credit default swap (“Buy Contract”) or provide credit protection on the referenced obligation of the credit default swap (“Sale Contract”). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the counterparty at the notional amount (the “Notional Amount”) and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract (“Maximum Payout Amount”). During the term of the swap agreement, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Portfolio.

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2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares		Amount
Arizona Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	1,834,510	2,766,270	$20,030,875	$30,384,819

Shares issued in reinvestment of dividends	164,256	280,820	1,792,781	3,089,209

Shares converted from Class B	841,090	782,156	9,125,460	8,579,497

Shares redeemed	(1,432,369)	(3,391,027)	(15,612,293)	(37,333,814)

Net increase	1,407,487	438,219	$15,336,823	$4,719,711

Class B
Shares sold	33,120	127,421	$360,343	$1,399,763

Shares issued in reinvestment of dividends	33,333	86,848	363,325	954,741

Shares converted to Class A	(842,515)	(783,487)	(9,125,460)	(8,579,497)

Shares redeemed	(196,133)	(829,571)	(2,130,278)	(9,127,821)

Net decrease	(972,195)	(1,398,789)	$(10,532,070)	$(15,352,814)

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Notes to Financial Statements

	Shares		Amount
Arizona Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class C
Shares sold	305,059	444,707	$3,319,218	$4,885,740

Shares issued in reinvestment of dividends	24,784	39,335	270,145	432,055

Shares redeemed	(344,164)	(359,929)	(3,741,411)	(3,951,334)

Net increase (decrease)	(14,321)	124,113	$(152,048)	$1,366,461

	Shares		Amount
Florida Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	733,103	2,154,467	$7,376,494	$22,078,165

Shares issued in reinvestment of dividends	162,017	226,727	1,633,799	2,316,613

Shares converted from Class B	438,131	627,086	4,391,500	6,400,734

Shares redeemed	(1,702,998)	(3,116,944)	(17,093,482)	(31,972,822)

Net decrease	(369,747)	(108,664)	$(3,691,689)	$(1,177,310)

Class B
Shares sold	44,431	93,518	$449,810	$958,350

Shares issued in reinvestment of dividends	23,058	43,978	232,679	450,211

Shares converted to Class A	(438,048)	(626,774)	(4,391,500)	(6,400,734)

Shares redeemed	(174,546)	(868,274)	(1,762,164)	(8,893,397)

Net decrease	(545,105)	(1,357,552)	$(5,471,175)	$(13,885,570)

Class C
Shares sold	133,903	261,437	$1,353,857	$2,682,018

Shares issued in reinvestment of dividends	33,192	62,298	334,988	637,392

Shares redeemed	(312,409)	(803,729)	(3,139,061)	(8,229,097)

Net decrease	(145,314)	(479,994)	$(1,450,216)	$(4,909,687)

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	Shares		Amount
Massachusetts Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	1,784,947	1,720,779	$19,274,713	$18,695,450

Shares issued in reinvestment of dividends	108,343	178,128	1,175,545	1,932,440

Shares converted from Class B	509,723	705,338	5,507,513	7,632,486

Shares redeemed	(761,817)	(1,496,587)	(8,258,392)	(16,244,603)

Net increase	1,641,196	1,107,658	$17,699,379	$12,015,773

Class B
Shares sold	48,542	60,339	$526,193	$655,401

Shares issued in reinvestment of dividends	24,447	73,458	264,716	796,396

Shares converted to Class A	(510,669)	(706,644)	(5,507,513)	(7,632,486)

Shares redeemed	(209,432)	(865,840)	(2,270,560)	(9,395,094)

Net decrease	(647,112)	(1,438,687)	$(6,987,164)	$(15,575,783)

Class C
Shares sold	283,727	276,302	$3,065,335	$2,999,884

Shares issued in reinvestment of dividends	38,443	75,619	416,374	819,486

Shares redeemed	(310,419)	(636,361)	(3,357,947)	(6,895,785)

Net increase (decrease)	11,751	(284,440)	$123,762	$(3,076,415)

	Shares		Amount
Michigan Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	523,611	887,203	$5,632,476	$9,585,224

Shares issued in reinvestment of dividends and distributions	96,677	162,907	1,038,314	1,750,933

Shares converted from Class B	307,592	466,181	3,291,397	5,013,420

Shares redeemed	(670,640)	(1,510,021)	(7,193,568)	(16,331,669)

Net increase	257,240	6,270	$2,768,619	$17,908

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	Shares		Amount
Michigan Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class B
Shares sold	49,641	91,982	$529,682	$994,862

Shares issued in reinvestment of dividends and distributions	22,651	67,000	242,894	724,001

Shares converted to Class A	(308,169)	(467,049)	(3,291,397)	(5,013,420)

Shares redeemed	(233,976)	(607,176)	(2,512,071)	(6,543,883)

Net decrease	(469,853)	(915,243)	$(5,030,892)	$(9,838,440)

Class C
Shares sold	185,699	363,422	$1,981,647	$3,922,697

Shares issued in reinvestment of dividends and distributions	44,301	99,515	475,170	1,074,912

Shares redeemed	(268,615)	(731,779)	(2,881,150)	(7,902,933)

Net decrease	(38,615)	(268,842)	$(424,333)	$(2,905,324)

	Shares		Amount
Minnesota Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	967,022	1,193,213	$9,711,899	$12,051,009

Shares issued in reinvestment of dividends	81,401	129,201	818,945	1,306,955

Shares converted from Class B	165,314	223,159	1,652,581	2,255,830

Shares redeemed	(505,012)	(1,215,922)	(5,073,472)	(12,305,707)

Net increase	708,725	329,651	$7,109,953	$3,308,087

Class B
Shares sold	8,492	17,933	$85,401	$181,240

Shares issued in reinvestment of dividends	6,545	17,320	65,860	175,322

Shares converted to Class A	(155,348)	(223,174)	(1,652,581)	(2,255,830)

Shares redeemed	(39,701)	(194,869)	(298,608)	(1,972,334)

Net decrease	(180,012)	(382,790)	$(1,799,928)	$(3,871,602)

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	Shares		Amount
Minnesota Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class C
Shares sold	52,334	162,887	$526,489	$1,647,191

Shares issued in reinvestment of dividends	15,718	34,732	158,301	351,815

Shares redeemed	(54,761)	(354,709)	(550,991)	(3,592,106)

Net increase (decrease)	13,291	(157,090)	$133,799	$(1,593,100)

	Shares		Amount
New Jersey Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	1,278,972	2,528,204	$12,334,139	$24,841,959

Shares issued in reinvestment of dividends	139,894	174,632	1,357,374	1,717,554

Shares converted from Class B	683,704	1,114,062	6,613,354	10,956,461

Shares redeemed	(1,150,101)	(1,820,739)	(11,128,719)	(17,929,193)

Net increase	952,469	1,996,159	$9,176,148	$19,586,781

Class B
Shares sold	83,982	230,788	$811,588	$2,282,546

Shares issued in reinvestment of dividends	31,815	83,423	309,000	822,563

Shares converted to Class A	(683,628)	(1,113,786)	(6,613,354)	(10,956,461)

Shares redeemed	(225,805)	(712,564)	(2,195,856)	(7,036,793)

Net decrease	(793,636)	(1,512,139)	$(7,688,622)	$(14,888,145)

Class C
Shares sold	212,865	414,891	$2,057,321	$4,088,672

Shares issued in reinvestment of dividends	36,564	75,244	355,010	741,324

Shares redeemed	(242,712)	(533,730)	(2,353,614)	(5,280,009)

Net increase (decrease)	6,717	(43,595)	$58,717	$(450,013)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	113

Notes to Financial Statements

	Shares		Amount
Ohio Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	1,059,676	1,399,191	$10,640,243	$14,137,483

Shares issued in reinvestment of dividends	135,097	214,063	1,358,248	2,163,056

Shares converted from Class B	475,080	620,790	4,756,073	6,257,275

Shares redeemed	(989,824)	(1,561,050)	(9,953,873)	(15,764,681)

Net increase	680,029	672,994	$6,800,691	$6,793,133

Class B
Shares sold	86,480	150,177	$860,687	$1,521,552

Shares issued in reinvestment of dividends	30,217	84,421	303,622	853,153

Shares converted to Class A	(433,001)	(621,313)	(4,756,073)	(6,257,274)

Shares redeemed	(283,538)	(801,933)	(2,423,859)	(8,119,896)

Net decrease	(599,842)	(1,188,648)	$(6,015,623)	$(12,002,465)

Class C
Shares sold	178,977	347,876	$1,799,436	$3,517,661

Shares issued in reinvestment of dividends	40,784	91,537	409,978	925,052

Shares redeemed	(252,490)	(787,261)	(2,523,989)	(7,960,892)

Net decrease	(32,729)	(347,848)	$(314,575)	$(3,518,179)

	Shares		Amount
Pennsylvania Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	871,735	1,156,884	$9,066,106	$12,172,306

Shares issued in reinvestment of dividends	130,275	178,266	1,358,095	1,872,837

Shares converted from Class B	391,443	787,273	4,061,865	8,251,502

Shares redeemed	(782,369)	(921,004)	(8,157,715)	(9,680,328)

Net increase	611,084	1,201,419	$6,328,351	$12,616,317

114	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	Shares		Amount
Pennsylvania Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class B
Shares sold	64,895	119,545	$677,258	$1,256,533

Shares issued in reinvestment of dividends	21,976	48,295	229,212	507,960

Shares converted to Class A	(391,443)	(787,067)	(4,061,865)	(8,251,502)

Shares redeemed	(226,853)	(498,704)	(2,368,491)	(5,247,064)

Net decrease	(531,425)	(1,117,931)	$(5,523,886)	$(11,734,073)

Class C
Shares sold	212,193	193,933	$2,210,240	$2,041,982

Shares issued in reinvestment of dividends	27,530	64,650	287,095	679,552

Shares redeemed	(232,191)	(506,022)	(2,417,742)	(5,321,607)

Net increase (decrease)	7,532	(247,439)	$79,593	$(2,600,073)

	Shares		Amount
Virginia Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class A
Shares sold	1,122,768	1,707,960	$11,986,055	$18,376,267

Shares issued in reinvestment of dividends	157,027	223,873	1,675,544	2,404,271

Shares converted from Class B	504,630	885,555	5,328,444	9,502,541

Shares redeemed	(761,827)	(1,683,978)	(8,116,206)	(18,111,444)

Net increase	1,022,598	1,133,410	$10,873,837	$12,171,635

Class B
Shares sold	35,326	112,869	$376,785	$1,206,823

Shares issued in reinvestment of dividends	26,512	63,323	282,597	679,913

Shares converted to Class A	(505,541)	(887,073)	(5,328,444)	(9,502,541)

Shares redeemed	(166,151)	(506,226)	(1,768,497)	(5,440,306)

Net decrease	(609,854)	(1,217,107)	$(6,437,559)	$(13,056,111)

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	115

Notes to Financial Statements

	Shares		Amount
Virginia Portfolio	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007	Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30, 2007

Class C
Shares sold	368,050	467,527	$3,912,274	$5,013,282

Shares issued in reinvestment of dividends	43,424	71,574	462,361	766,840

Shares redeemed	(215,653)	(400,643)	(2,291,622)	(4,293,743)

Net increase	195,821	138,458	$2,083,013	$1,486,379

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2008.

116	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2008 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 were as follows:

	2007	2006
Arizona Portfolio
Distributions paid from:
Tax-exempt income	$7,948,817	$7,890,473
Ordinary income	—	7,507

Total distributions paid	$7,948,817	$7,897,980

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax-Exempt Income	$41,139
Accumulated capital and other losses	(720,546	)(a)
Unrealized appreciation/(depreciation)	4,832,357	(b)

Total accumulated earnings/(deficit)	$4,152,950	(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $720,546 of which $249,413 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2007, the Portfolio utilized capital loss carryforwards of $136,000.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	117

Notes to Financial Statements

	2007	2006
Florida Portfolio
Distributions paid from:
Tax-exempt income	$8,438,142	$9,306,646
Ordinary income	—	23,265

Total distributions paid	$8,438,142	$9,329,911

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax-Exempt Income	$3,032
Accumulated capital and other losses	(5,996,024	)(a)
Unrealized appreciation/(depreciation)	4,696,065	(b)

Total accumulated earnings/(deficit)	$(1,296,927	)(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $5,996,024 of which $2,516,119 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2007, the Portfolio utilized capital loss carryforwards of $1,736,945.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

118	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	2007	2006
Massachusetts Portfolio
Distributions paid from:
Tax-exempt income	$5,197,763	$5,201,319
Ordinary income	5,490	6,193

Total distributions paid	$5,203,253	$5,207,512

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax-Exempt Income	$319
Accumulated capital and other losses	(8,794,249	)(a)
Unrealized appreciation/(depreciation)	4,408,287	(b)

Total accumulated earnings/(deficit)	$(4,385,643	)(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $8,794,249 of which $5,015,921 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2007, the Portfolio utilized capital loss carryforwards of $675,039.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	119

Notes to Financial Statements

	2007	2006
Michigan Portfolio
Distributions paid from:
Tax-exempt income	$4,495,268	$4,978,179
Ordinary income	21,710	13,541
Long term capital gains	558,233	152,691

Total distributions paid	$5,075,211	$5,144,411

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Ordinary Income	$89,273
Long term capital gains	120,415
Unrealized appreciation/(depreciation)	4,283,461	(a)

Total accumulated earnings/(deficit)	$4,493,149	(b)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

120	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	2007	2006
Minnesota Portfolio
Distributions paid from:
Tax-exempt income	$3,624,953	$3,831,101
Ordinary income	13,803	23,440

Total distributions paid	$3,638,756	$3,854,541

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,577,792	)(a)
Unrealized appreciation/(depreciation)	2,862,455	(b)

Total accumulated earnings/(deficit)	$1,284,663	(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,577,792 of which $771,675 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010, $179,795 expires in the year 2011, $142,635 expires in the year 2012 and $277,109 expires in the year 2013. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2007, the Portfolio utilized capital loss carryforwards of $107,592.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	121

Notes to Financial Statements

	2007	2006
New Jersey Portfolio
Distributions paid from:
Tax-exempt income	$6,146,017	$6,402,977
Ordinary income	—	29,578

Total distributions paid	$6,146,017	$6,432,555

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax-Exempt Income	$7,889
Accumulated capital and other losses	(12,732,061)	(a)
Unrealized appreciation/(depreciation)	6,180,783	(b)

Total accumulated earnings/(deficit)	$(6,543,389	)(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $12,732,061 of which $984,036 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010, $5,617,272 expires in the year 2011 and $364,906 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2007, the Portfolio utilized capital loss carryforwards of $689,124.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable

122	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	2007	2006
Ohio Portfolio
Distributions paid from:
Tax-exempt income	$6,150,596	$6,727,534
Ordinary income	8,663	53,531

Total distributions paid	$6,159,259	$6,781,065

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income	$29,782
Accumulated capital and other losses	(6,179,044	)(a)
Unrealized appreciation/(depreciation)	5,379,534	(b)

Total accumulated earnings/(deficit)	$(769,728	)(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $6,179,044 of which $882,226 expires in the year 2008, $1,639,021 expires in the year 2009, $3,620,192 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carry-forwards, such gains will not be distributed. During the fiscal year ended September 30, 2007 the Portfolio utilized capital loss carryforwards of $417,072.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	123

Notes to Financial Statements

	2007	2006
Pennsylvania Portfolio
Distributions paid from:
Tax-exempt income	$5,317,153	$5,491,025
Ordinary income	8,161	53,980

Total distributions paid	$5,325,314	$5,545,005

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income	$16,119
Accumulated capital and other losses	(2,012,781)	(a)
Unrealized appreciation/(depreciation)	5,225,297	(b)

Total accumulated earnings/(deficit)	$3,228,635	(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,012,781 of which $1,292,249 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2007, the Portfolio utilized capital loss carry-forwards of $183,149.

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

124	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

	2007	2006
Virginia Portfolio
Distributions paid from:
Tax-exempt income	$7,022,505	$6,880,113
Ordinary income	7,889	48,992

Total distributions paid	$7,030,394	$6,929,105

As of September 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$326,337
Accumulated capital and other losses	(1,539,541	)(a)
Unrealized appreciation/(depreciation)	3,411,022	(b)

Total accumulated earnings/(deficit)	$2,197,818	(c)

(a)

On September 30, 2007, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,539,541 of which, $714,217 expires in the year 2009, $793,446 expires in the year 2010 and $31,878 expires in the year 2014. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2007, the portfolio utilized capital loss carry-forwards of $1,085,836.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax treatment of swap income.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable to dividends payable.

NOTE H

Risks Involved in Investing in the Fund

Credit Risk — The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	125

Notes to Financial Statements

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”)

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual

126	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Notes to Financial Statements

Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On March 31, 2008, the Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004-2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	127

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Arizona Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.93		$ 11.07	$ 11.06		$ 10.95	$ 10.76	$ 11.02

Income From Investment Operations
Net investment income(b)(c)	.22		.44	.45		.47	.51	.51
Net realized and unrealized gain (loss) on investment transactions	(.16)		(.14)	.01		.11	.19	(.26)

Net increase in net asset value from operations	.06		.30	.46		.58	.70	.25

Less: Dividends
Dividends from net investment income	(.22)		(.44)	(.45)		(.47)	(.51)	(.51)

Net asset value, end of period	$ 10.77		$ 10.93	$ 11.07		$ 11.06	$ 10.95	$ 10.76

Total Return
Total investment return based on net asset value(d)	.56%		2.78%	4.28%		5.36%	6.64%	2.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$154,964		$141,882	$138,880		$111,704	$88,701	$101,040
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	.78	%(e)	.78%	.78	%(f)	.78%	.78%	.78%
Expenses, before waivers/ reimbursements	.96	%(e)	.96%	.95	%(f)	.97%	1.13%	1.11%
Net investment income, net of waivers/reimbursements	4.07	%(e)	4.03%	4.11	%(f)	4.22%	4.69%	4.72%
Portfolio turnover rate	6%		8%	20%		25%	28%	28%

See footnote summary on page 155.

128	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Arizona Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.91		$ 11.05	$ 11.04		$ 10.94	$ 10.74	$ 11.00

Income From Investment Operations
Net investment income(b)(c)	.18		.37	.38		.39	.43	.43
Net realized and unrealized gain (loss) on investment transactions	(.16)		(.15)	– 0	–	.10	.20	(.26)

Net increase in net asset value from operations	.02		.22	.38		.49	.63	.17

Less: Dividends
Dividends from net investment income	(.18)		(.36)	(.37)		(.39)	(.43)	(.43)

Net asset value, end of period	$ 10.75		$ 10.91	$ 11.05		$ 11.04	$ 10.94	$ 10.74

Total Return
Total investment return based on net asset value(d)	.21%		2.07%	3.56%		4.56%	5.98%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,152		$36,136	$52,070		$63,255	$76,951	$89,938
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.48	%(e)	1.48%	1.48	%(f)	1.48%	1.48%	1.48%
Expenses, before waivers/ reimbursements	1.67	%(e)	1.67%	1.66	%(f)	1.68%	1.84%	1.82%
Net investment income, net of waivers/ reimbursements	3.36	%(e)	3.33%	3.42	%(f)	3.54%	4.00%	4.03%
Portfolio turnover rate	6%		8%	20%		25%	28%	28%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	129

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Arizona Portfolio
	Class C
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.91		$ 11.05	$ 11.04		$ 10.94	$ 10.74	$ 11.00

Income From Investment Operations
Net investment income(b)(c)	.18		.37	.37		.39	.43	.43
Net realized and unrealized gain (loss) on investment transactions	(.16)		(.14)	.01		.10	.20	(.26)

Net increase in net asset value from operations	.02		.23	.38		.49	.63	.17

Less: Dividends
Dividends from net investment income	(.18)		(.37)	(.37)		(.39)	(.43)	(.43)

Net asset value, end of period	$ 10.75		$ 10.91	$ 11.05		$ 11.04	$ 10.94	$ 10.74

Total Return
Total investment return based on net asset value(d)	.21%		2.07%	3.56%		4.56%	5.98%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,932		$26,474	$25,445		$24,926	$20,305	$25,110
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.48	%(e)	1.48%	1.48	%(f)	1.48%	1.48%	1.48%
Expenses, before waivers/ reimbursements	1.66	%(e)	1.66%	1.65	%(f)	1.67%	1.84%	1.82%
Net investment income, net of waivers/ reimbursements	3.37	%(e)	3.34%	3.42	%(f)	3.53%	4.00%	4.03%
Portfolio turnover rate	6%		8%	20%		25%	28%	28%

See footnote summary on page 155.

130	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Florida Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.15		$ 10.32	$ 10.28		$ 10.25	$ 10.17	$ 10.34

Income From Investment Operations
Net investment income(b)(c)	.22		.45	.46		.47	.49	.49
Net realized and unrealized gain (loss) on investment transactions	(.25)		(.17)	.04		.03	.08	(.13)

Net increase (decrease) in net asset value from operations	(.03)		.28	.50		.50	.57	.36

Less: Dividends
Dividends from net investment income	(.22)		(.45)	(.46)		(.47)	(.49)	(.53)

Net asset value, end of period	$ 9.90		$ 10.15	$ 10.32		$ 10.28	$ 10.25	$ 10.17

Total Return
Total investment return based on net asset value(d)	(.27)%		2.80%	5.00%		5.01%	5.78%	3.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,009		$134,989	$138,307		$127,541	$101,529	$109,543
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	.78	%(e)	.78%	.78	%(f)	.78%	.78%	.78%
Expenses, before waivers/ reimbursements	.98	%(e)	.96%	.98	%(f)	1.08%	1.12%	1.11%
Expenses, before waivers/ reimbursements excluding interest expense	.98	%(e)	.96%	.94	%(f)	.98%	1.11%	1.11%
Net investment income, net of waivers/ reimbursements	4.42	%(e)	4.43%	4.51	%(f)	4.60%	4.83%	4.80%
Portfolio turnover rate	9%		23%	27%		23%	22%	30%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	131

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Florida Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.16		$ 10.32	$ 10.29		$ 10.26	$ 10.18	$ 10.35

Income From Investment Operations
Net investment income(b)(c)	.19		.38	.39		.40	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.25)		(.16)	.03		.03	.08	(.14)

Net increase (decrease) in net asset value from operations	(.06)		.22	.42		.43	.50	.28

Less: Dividends
Dividends from net investment income	(.19)		(.38)	(.39)		(.40)	(.42)	(.45)

Net asset value, end of period	$ 9.91		$ 10.16	$ 10.32		$ 10.29	$ 10.26	$ 10.18

Total Return
Total investment return based on net asset value(d)	(.61)%		2.18%	4.17%		4.29%	4.96%	2.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,663		$23,646	$38,045		$53,996	$79,266	$104,874
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.48	%(e)	1.48%	1.48	%(f)	1.48%	1.48%	1.48%
Expenses, before waivers/ reimbursements	1.70	%(e)	1.68%	1.69	%(f)	1.78%	1.83%	1.81%
Expenses, before waivers/ reimbursements excluding interest expense	1.70	%(e)	1.68%	1.65	%(f)	1.68%	1.82%	1.81%
Net investment income, net of waivers/ reimbursements	3.70	%(e)	3.73%	3.80	%(f)	3.91%	4.12%	4.09%
Portfolio turnover rate	9%		23%	27%		23%	22%	30%

See footnote summary on page 155.

132	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Florida Portfolio
	Class C
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.16		$ 10.32	$ 10.29		$ 10.25	$ 10.18	$ 10.35

Income From Investment Operations
Net investment income(b)(c)	.19		.38	.39		.40	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.25)		(.16)	.03		.04	.07	(.14)

Net increase (decrease) in net asset value from operations	(.06)		.22	.42		.44	.49	.28

Less: Dividends
Dividends from net investment income	(.19)		(.38)	(.39)		(.40)	(.42)	(.45)

Net asset value, end of period	$ 9.91		$ 10.16	$ 10.32		$ 10.29	$ 10.25	$ 10.18

Total Return
Total investment return based on net asset value(d)	(.61)%		2.18%	4.17%		4.38%	4.96%	2.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,275		$33,540	$39,042		$39,950	$39,170	$46,929
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.48	%(e)	1.48%	1.48	%(f)	1.48%	1.48%	1.48%
Expenses, before waivers/ reimbursements	1.68	%(e)	1.67%	1.68	%(f)	1.78%	1.83%	1.81%
Expenses, before waivers/ reimbursements excluding interest expense	1.68	%(e)	1.67%	1.64	%(f)	1.68%	1.82%	1.81%
Net investment income, net of waivers/ reimbursements	3.72	%(e)	3.73%	3.80	%(f)	3.90%	4.13%	4.09%
Portfolio turnover rate	9%		23%	27%		23%	22%	30%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	133

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Massachusetts Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.81		$ 10.94	$ 10.96		$ 10.92	$ 10.79	$ 11.06

Income From Investment Operations
Net investment income(b)(c)	.23		.44	.45		.47	.51	.51
Net realized and unrealized gain (loss) on investment transactions	(.05)		(.13)	(.02)		.05	.13	(.26)

Net increase in net asset value from operations	.18		.31	.43		.52	.64	.25

Less: Dividends
Dividends from net investment income	(.23)		(.44)	(.45)		(.48)	(.51)	(.52)

Net asset value, end of period	$ 10.76		$ 10.81	$ 10.94		$ 10.96	$ 10.92	$ 10.79

Total Return
Total investment return based on net asset value(d)	1.63%		2.92%	4.06%		4.80%	6.13%	2.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,668		$74,341	$63,120		$53,035	$39,749	$46,342
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	.82	%(e)	.82%	.82	%(f)	.82%	.82%	.82%
Expenses, before waivers/ reimbursements	1.06	%(e)	1.06%	1.09	%(f)	1.17%	1.25%	1.17%
Expenses, before waivers/reimbursements excluding interest expense	1.06	%(e)	1.06%	1.03	%(f)	1.03%	1.20%	1.17%
Net investment income, net of waivers/reimbursements	4.05	%(e)	4.08%	4.18	%(f)	4.29%	4.73%	4.71%
Portfolio turnover rate	5%		11%	25%		25%	26%	28%

See footnote summary on page 155.

134	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Massachusetts Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.79		$ 10.92	$ 10.94		$ 10.91	$ 10.77	$ 11.03

Income From Investment Operations
Net investment income(b)(c)	.19		.37	.38		.40	.44	.44
Net realized and unrealized gain (loss) on investment transactions	(.05)		(.13)	(.02)		.03	.14	(.25)

Net increase in net asset value from operations	.14		.24	.36		.43	.58	.19

Less: Dividends
Dividends from net investment income	(.19)		(.37)	(.38)		(.40)	(.44)	(.45)

Net asset value, end of period	$ 10.74		$ 10.79	$ 10.92		$ 10.94	$ 10.91	$ 10.77

Total Return
Total investment return based on net asset value(d)	1.28%		2.21%	3.35%		4.00%	5.38%	1.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,146		$25,209	$41,221		$50,203	$63,430	$73,979
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.52	%(e)	1.52%	1.52	%(f)	1.52%	1.52%	1.52%
Expenses, before waivers/ reimbursements	1.77	%(e)	1.77%	1.81	%(f)	1.88%	1.96%	1.89%
Expenses, before waivers/reimbursements excluding interest expense	1.77	%(e)	1.77%	1.75	%(f)	1.74%	1.91%	1.89%
Net investment income, net of waivers/reimbursements	3.35	%(e)	3.38%	3.49	%(f)	3.61%	4.04%	4.02%
Portfolio turnover rate	5%		11%	25%		25%	26%	28%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	135

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Massachusetts Portfolio
	Class C
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.79		$ 10.92	$ 10.94		$ 10.91	$ 10.77	$ 11.03

Income From Investment Operations
Net investment income(b)(c)	.19		.37	.38		.40	.44	.44
Net realized and unrealized gain (loss) on investment transactions	(.05)		(.13)	(.02)		.03	.14	(.25)

Net increase in net asset value from operations	.14		.24	.36		.43	.58	.19

Less: Dividends
Dividends from net investment income	(.19)		(.37)	(.38)		(.40)	(.44)	(.45)

Net asset value, end of period	$ 10.74		$ 10.79	$ 10.92		$ 10.94	$ 10.91	$ 10.77

Total Return
Total investment return based on net asset value(d)	1.28%		2.22%	3.35%		3.99%	5.38%	1.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,450		$34,479	$38,001		$34,789	$35,598	$46,542
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.52	%(e)	1.52%	1.52	%(f)	1.52%	1.52%	1.52%
Expenses, before waivers/ reimbursements	1.76	%(e)	1.76%	1.80	%(f)	1.88%	1.95%	1.88%
Expenses, before waivers/reimbursements excluding interest expense	1.76	%(e)	1.76%	1.74	%(f)	1.74%	1.90%	1.88%
Net investment income, net of waivers/reimbursements	3.36	%(e)	3.39%	3.49	%(f)	3.61%	4.04%	4.02%
Portfolio turnover rate	5%		11%	25%		25%	26%	28%

See footnote summary on page 155.

136	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Michigan Portfolio
Class A
Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30,
2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 10.74	$ 10.91	$ 10.88	$ 10.79	$ 10.69	$ 10.91

Income From Investment Operations
Net investment income(b)(c)	.21	.42	.43	.46	.48	.47
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.12)	.03	.09	.11	(.17)

Net increase in net asset value from operations	.11	.30	.46	.55	.59	.30

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.42)	(.42)	(.46)	(.49)	(.52)
Distributions from net realized gain on investments	(.02)	(.05)	(.01)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.23)	(.47)	(.43)	(.46)	(.49)	(.52)

Net asset value, end of period	$ 10.62	$ 10.74	$ 10.91	$ 10.88	$ 10.79	$ 10.69

Total Return
Total investment return based on net asset value(d)	1.04%	2.75%	4.38%	5.16%	5.65%	2.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,963	$63,989	$64,920	$54,635	$45,362	$53,022
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.01	%(e)	1.01%	.98	%(f)	.99%	1.01%	1.01%
Expenses, before waivers/reimbursements	1.10	%(e)	1.10%	1.04	%(f)	1.05%	1.20%	1.20%
Net investment income, net of waivers/reimbursements	3.85	%(e)	3.87%	3.92	%(f)	4.19%	4.51%	4.38%
Portfolio turnover rate	3%	2%	17%	18%	18%	46%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	137

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Michigan Portfolio
Class B
Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30,
2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 10.72	$ 10.89	$ 10.86	$ 10.77	$ 10.67	$ 10.89

Income From Investment Operations
Net investment income(b)(c)	.17	.34	.35	.38	.41	.40
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.12)	.04	.10	.10	(.18)

Net increase in net asset value from operations	.07	.22	.39	.48	.51	.22

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.34)	(.35)	(.39)	(.41)	(.44)
Distributions from net realized gain on investments	(.02)	(.05)	(.01)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.19)	(.39)	(.36)	(.39)	(.41)	(.44)

Net asset value, end of period	$ 10.60	$ 10.72	$ 10.89	$ 10.86	$ 10.77	$ 10.67

Total Return
Total investment return based on net asset value(d)	.69%	2.04%	3.66%	4.47%	4.91%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,301	$20,524	$30,813	$41,516	$47,605	$58,034
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.71	%(e)	1.71%	1.69	%(f)	1.70%	1.71%	1.71%
Expenses, before waivers/reimbursements	1.83	%(e)	1.81%	1.75	%(f)	1.76%	1.91%	1.92%
Net investment income, net of waivers/reimbursements	3.15	%(e)	3.17%	3.23	%(f)	3.50%	3.81%	3.69%
Portfolio turnover rate	3%	2%	17%	18%	18%	46%

See footnote summary on page 155.

138	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Michigan Portfolio
Class C
Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30,
2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 10.73	$ 10.89	$ 10.87	$ 10.77	$ 10.67	$ 10.89

Income From Investment Operations
Net investment income(b)(c)	.17	.34	.35	.38	.41	.40
Net realized and unrealized gain (loss) on investment transactions	(.11)	(.11)	.03	.10	.10	(.18)

Net increase in net asset value from operations	.06	.23	.38	.48	.51	.22

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.34)	(.35)	(.38)	(.41)	(.44)
Distributions from net realized gain on investments	(.02)	(.05)	(.01)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.19)	(.39)	(.36)	(.38)	(.41)	(.44)

Net asset value, end of period	$ 10.60	$ 10.73	$ 10.89	$ 10.87	$ 10.77	$ 10.67

Total Return
Total investment return based on net asset value(d)	.59%	2.13%	3.56%	4.54%	4.91%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,899	$37,755	$41,274	$43,225	$43,382	$54,996
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.71	%(e)	1.71%	1.68	%(f)	1.70%	1.71%	1.71%
Expenses, before waivers/reimbursements	1.81	%(e)	1.81%	1.74	%(f)	1.75%	1.90%	1.90%
Net investment income, net of waivers/reimbursements	3.16	%(e)	3.17%	3.23	%(f)	3.50%	3.82%	3.69%
Portfolio turnover rate	3%	2%	17%	18%	18%	46%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	139

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Minnesota Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.05		$ 10.20	$ 10.19		$ 10.14	$ 10.15	$ 10.31

Income From Investment Operations
Net investment income(b)(c)	.20		.41	.42		.42	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.10)		(.15)	.01		.05	(.01)	(.15)

Net increase in net asset value from operations	.10		.26	.43		.47	.43	.30

Less: Dividends
Dividends from net investment income	(.20)		(.41)	(.42)		(.42)	(.44)	(.46)

Net asset value, end of period	$ 9.95		$ 10.05	$ 10.20		$ 10.19	$ 10.14	$ 10.15

Total Return
Total investment return based on net asset value(d)	.99%		2.58%	4.29%		4.72%	4.41%	3.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,747		$73,400	$71,172		$69,174	$64,847	$67,521
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	.90	%(e)	.90%	.90	%(f)	.90%	.90%	.90%
Expenses, before waivers/ reimbursements	1.15	%(e)	1.16%	1.17	%(f)	1.26%	1.32%	1.22%
Expenses, before waivers/reimbursements excluding interest expense	1.15	%(e)	1.16%	1.10	%(f)	1.13%	1.28%	1.20%
Net investment income, net of waivers/ reimbursements	3.94	%(e)	4.03%	4.10	%(f)	4.12%	4.36%	4.42%
Portfolio turnover rate	7%		1%	13%		14%	19%	32%

See footnote summary on page 155.

140	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Minnesota Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.05		$ 10.20	$ 10.19		$ 10.14	$ 10.15	$ 10.31

Income From Investment Operations
Net investment income(b)(c)	.16		.34	.34		.35	.37	.38
Net realized and unrealized gain (loss) on investment transactions	(.10)		(.15)	.01		.05	(.01)	(.15)

Net increase in net asset value from operations	.06		.19	.35		.40	.36	.23

Less: Dividends
Dividends from net investment income	(.16)		(.34)	(.34)		(.35)	(.37)	(.39)

Net asset value, end of period	$ 9.95		$ 10.05	$ 10.20		$ 10.19	$ 10.14	$ 10.15

Total Return
Total investment return based on net asset value(d)	.64%		1.86%	3.56%		3.99%	3.68%	2.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,717		$6,571	$10,577		$14,424	$16,976	$24,366
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.60	%(e)	1.60%	1.60	%(f)	1.60%	1.60%	1.60%
Expenses, before waivers/ reimbursements	1.87	%(e)	1.87%	1.88	%(f)	1.97%	2.04%	1.93%
Expenses, before waivers/reimbursements excluding interest expense	1.87	%(e)	1.87%	1.81	%(f)	1.84%	2.00%	1.91%
Net investment income, net of waivers/reimbursements	3.23	%(e)	3.33%	3.41	%(f)	3.43%	3.65%	3.72%
Portfolio turnover rate	7%		1%	13%		14%	19%	32%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	141

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Minnesota Portfolio
	Class C
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.06		$ 10.21	$ 10.20		$ 10.15	$ 10.16	$ 10.32

Income From Investment Operations
Net investment income(b)(c)	.16		.34	.34		.35	.37	.38
Net realized and unrealized gain (loss) on investment transactions	(.10)		(.15)	.01		.05	(.01)	(.15)

Net increase in net asset value from operations	.06		.19	.35		.40	.36	.23

Less: Dividends
Dividends from net investment income	(.16)		(.34)	(.34)		(.35)	(.37)	(.39)

Net asset value, end of period	$ 9.96		$ 10.06	$ 10.21		$ 10.20	$ 10.15	$ 10.16

Total Return
Total investment return based on net asset value(d)	.64%		1.86%	3.55%		3.98%	3.68%	2.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,817		$13,818	$15,635		$17,153	$16,402	$19,248
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.60	%(e)	1.60%	1.60	%(f)	1.60%	1.60%	1.60%
Expenses, before waivers/ reimbursements	1.85	%(e)	1.86%	1.87	%(f)	1.96%	2.03%	1.92%
Expenses, before waivers/reimbursements excluding interest expense	1.85	%(e)	1.86%	1.80	%(f)	1.83%	1.99%	1.90%
Net investment income, net of waivers/reimbursements	3.24	%(e)	3.33%	3.40	%(f)	3.42%	3.65%	3.70%
Portfolio turnover rate	7%		1%	13%		14%	19%	32%

See footnote summary on page 155.

142	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New Jersey Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 9.76		$ 9.93	$ 9.90		$ 9.84	$ 9.80	$ 10.03

Income From Investment Operations
Net investment income(b)(c)	.21		.42	.42		.42	.45	.45
Net realized and unrealized gain (loss) on investment transactions	(.23)		(.17)	.03		.07	.04	(.22)

Net increase (decrease) in net asset value from operations	(.02)		.25	.45		.49	.49	.23

Less: Dividends
Dividends from net investment income	(.21)		(.42)	(.42)		(.43)	(.45)	(.46)

Net asset value, end of period	$ 9.53		$ 9.76	$ 9.93		$ 9.90	$ 9.84	$ 9.80

Total Return
Total investment return based on net asset value(d)	(.27	) %	2.52%	4.65%		5.03%	5.05%	2.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,870		$101,138	$83,088		$77,570	$76,164	$81,632
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	.87	%(e)	.87%	.87	%(f)	.87%	.87%	.87%
Expenses, before waivers/ reimbursements	1.02	%(e)	1.10%	1.15	%(f)	1.16%	1.23%	1.16%
Expenses, before waivers/reimbursements excluding interest expense	1.02	%(e)	1.03%	1.01	%(f)	1.02%	1.17%	1.14%
Net investment income, net of waivers/reimbursements	4.22	%(e)	4.23%	4.25	%(f)	4.26%	4.60%	4.53%
Portfolio turnover rate	15%		6%	6%		38%	15%	45%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	143

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New Jersey Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 9.76		$ 9.93	$ 9.90		$ 9.84	$ 9.80	$ 10.04

Income From Investment Operations
Net investment income(b)(c)	.17		.35	.35		.35	.38	.38
Net realized and unrealized gain (loss) on investment transactions	(.23)		(.17)	.03		.07	.04	(.23)

Net increase (decrease) in net asset value from operations	(.06)		.18	.38		.42	.42	.15

Less: Dividends
Dividends from net investment income	(.17)		(.35)	(.35)		(.36)	(.38)	(.39)

Net asset value, end of period	$ 9.53		$ 9.76	$ 9.93		$ 9.90	$ 9.84	$ 9.80

Total Return
Total investment return based on net asset value(d)	(.62)%		1.80%	3.91%		4.30%	4.41%	1.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,072		$27,275	$42,766		$58,706	$83,835	$110,294
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.57	%(e)	1.57%	1.57	%(f)	1.57%	1.57%	1.57%
Expenses, before waivers/ reimbursements	1.75	%(e)	1.81%	1.86	%(f)	1.87%	1.94%	1.87%
Expenses, before waivers/reimbursements excluding interest expense	1.75	%(e)	1.74%	1.72	%(f)	1.73%	1.88%	1.85%
Net investment income, net of waivers/reimbursements	3.49	%(e)	3.52%	3.55	%(f)	3.56%	3.89%	3.83%
Portfolio turnover rate	15%		6%	6%		38%	15%	45%

See footnote summary on page 155.

144	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	New Jersey Portfolio
	Class C
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 9.76		$ 9.93	$ 9.90		$ 9.84	$ 9.81	$ 10.04

Income From Investment Operations
Net investment income(b)(c)	.17		.35	.35		.35	.38	.38
Net realized and unrealized gain (loss) on investment transactions	(.23)		(.17)	.03		.07	.03	(.22)

Net increase (decrease) in net asset value from operations	(.06)		.18	.38		.42	.41	.16

Less: Dividends
Dividends from net investment income	(.17)		(.35)	(.35)		(.36)	(.38)	(.39)

Net asset value, end of period	$ 9.53		$ 9.76	$ 9.93		$ 9.90	$ 9.84	$ 9.81

Total Return
Total investment return based on net asset value(d)	(.62)%		1.80%	3.92%		4.31%	4.30%	1.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,327		$33,031	$34,042		$35,279	$37,926	$45,633
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.57	%(e)	1.57%	1.57	%(f)	1.57%	1.57%	1.57%
Expenses, before waivers/ reimbursements	1.72	%(e)	1.80%	1.85	%(f)	1.86%	1.93%	1.86%
Expenses, before waivers/ reimbursements excluding interest expense	1.72	%(e)	1.74%	1.71	%(f)	1.72%	1.87%	1.84%
Net investment income, net of waivers/reimbursements	3.51	%(e)	3.52%	3.55	%(f)	3.56%	3.89%	3.83%
Portfolio turnover rate	15%		6%	6%		38%	15%	45%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	145

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Ohio Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.06		$ 10.16	$ 10.14		$ 10.10	$ 10.05	$ 10.02

Income From Investment Operations
Net investment income(b)(c)	.20		.40	.41		.43	.44	.46
Net realized and unrealized gain (loss) on investment transactions	(.17)		(.10)	.02		.03	.05	.05

Net increase in net asset value from operations	.03		.30	.43		.46	.49	.51

Less: Dividends
Dividends from net investment income	(.20)		(.40)	(.41)		(.42)	(.44)	(.48)

Net asset value, end of period	$ 9.89		$ 10.06	$ 10.16		$ 10.14	$ 10.10	$ 10.05

Total Return
Total investment return based on net asset value(d)	.29%		3.05%	4.40%		4.67%	5.02%	5.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,958		$93,801	$87,902		$85,749	$78,184	$75,102
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	.85	%(e)	.85%	.85	%(f)	.85%	.85%	.85%
Expenses, before waivers/ reimbursements	1.02	%(e)	1.01%	.98	%(f)	.99%	1.14%	1.15%
Net investment income, net of waivers/reimbursements	3.97	%(e)	4.00%	4.12	%(f)	4.19%	4.38%	4.59%
Portfolio turnover rate	4%		4%	11%		23%	33%	23%

See footnote summary on page 155.

146	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Ohio Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.05		$ 10.15	$ 10.13		$ 10.09	$ 10.04	$ 10.02

Income From Investment Operations
Net investment income(b)(c)	.17		.33	.34		.36	.37	.39
Net realized and unrealized gain (loss) on investment transactions	(.17)		(.10)	.02		.03	.05	.04

Net increase in net asset value from operations	.00		.23	.36		.39	.42	.43

Less: Dividends
Dividends from net investment income	(.17)		(.33)	(.34)		(.35)	(.37)	(.41)

Net asset value, end of period	$ 9.88		$ 10.05	$ 10.15		$ 10.13	$ 10.09	$ 10.04

Total Return
Total investment return based on net asset value(d)	(.06)%		2.34%	3.67%		3.95%	4.30%	4.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,013		$29,436	$41,802		$55,111	$70,121	$83,422
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.55	%(e)	1.55%	1.55	%(f)	1.55%	1.55%	1.55%
Expenses, before waivers/ reimbursements	1.73	%(e)	1.72%	1.69	%(f)	1.69%	1.85%	1.86%
Net investment income, net of waivers/reimbursements	3.27	%(e)	3.30%	3.42	%(f)	3.50%	3.69%	3.88%
Portfolio turnover rate	4%		4%	11%		23%	33%	23%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	147

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Ohio Portfolio
	Class C
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.06		$ 10.16	$ 10.13		$ 10.09	$ 10.05	$ 10.02

Income From Investment Operations
Net investment income(b)(c)	.17		.33	.34		.36	.37	.39
Net realized and unrealized gain (loss) on investment transactions	(.17)		(.10)	.03		.03	.04	.05

Net increase in net asset value from operations	.00		.23	.37		.39	.41	.44

Less: Dividends
Dividends from net investment income	(.17)		(.33)	(.34)		(.35)	(.37)	(.41)

Net asset value, end of period	$ 9.89		$ 10.06	$ 10.16		$ 10.13	$ 10.09	$ 10.05

Total Return
Total investment return based on net asset value(d)	(.06)%		2.33%	3.78%		3.94%	4.19%	4.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,091		$40,087	$44,023		$47,610	$48,233	$54,062
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.55	%(e)	1.55%	1.55	%(f)	1.55%	1.55%	1.55%
Expenses, before waivers/ reimbursements	1.72	%(e)	1.71%	1.68	%(f)	1.69%	1.85%	1.85%
Net investment income, net of waivers/reimbursements	3.27	%(e)	3.31%	3.42	%(f)	3.49%	3.69%	3.89%
Portfolio turnover rate	4%		4%	11%		23%	33%	23%

See footnote summary on page 155.

148	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Pennsylvania Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.44		$ 10.58	$ 10.53		$ 10.48	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(b)(c)	.21		.41	.42		.44	.48	.50
Net realized and unrealized gain (loss) on investment transactions	(.18)		(.14)	.05		.05	.04	(.14)

Net increase in net asset value from operations	.03		.27	.47		.49	.52	.36

Less: Dividends
Dividends from net investment income	(.21)		(.41)	(.42)		(.44)	(.48)	(.50)

Net asset value, end of period	$ 10.26		$ 10.44	$ 10.58		$ 10.53	$ 10.48	$ 10.44

Total Return
Total investment return based on net asset value(d)	.25%		2.60%	4.57%		4.75%	5.06%	3.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,270		$92,626	$81,151		$78,472	$74,132	$84,053
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	.95	%(e)	.95%	.95	%(f)	.95%	.95%	.95%
Expenses, before waivers/ reimbursements	1.04	%(e)	1.03%	1.11	%(f)	1.20%	1.24%	1.16%
Expenses, before waivers/reimbursements excluding interest expense	1.04	%(e)	1.03%	1.01	%(f)	1.04%	1.18%	1.16%
Net investment income, net of waivers/reimbursements	3.98	%(e)	3.92%	4.00	%(f)	4.19%	4.55%	4.91%
Portfolio turnover rate	5%		8%	23%		36%	19%	17%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Pennsylvania Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.44		$ 10.58	$ 10.53		$ 10.48	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(b)(c)	.17		.34	.35		.37	.40	.44
Net realized and unrealized gain (loss) on investment transactions	(.18)		(.14)	.05		.05	.04	(.15)

Net increase (decrease) in net asset value from operations	(.01)		.20	.40		.42	.44	.29

Less: Dividends
Dividends from net investment income	(.17)		(.34)	(.35)		(.37)	(.40)	(.43)

Net asset value, end of period	$ 10.26		$ 10.44	$ 10.58		$ 10.53	$ 10.48	$ 10.44

Total Return
Total investment return based on net asset value(d)	(.11	) %	1.89%	3.84%		4.01%	4.32%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,503		$21,329	$33,448		$41,760	$55,552	$68,409
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.65	%(e)	1.65%	1.65	%(f)	1.65%	1.65%	1.65%
Expenses, before waivers/reimbursements	1.76	%(e)	1.74%	1.82	%(f)	1.90%	1.95%	1.87%
Expenses, before waivers/ reimbursements excluding interest expense	1.76	%(e)	1.74%	1.72	%(f)	1.74%	1.89%	1.87%
Net investment income, net of waivers/reimbursements	3.26	%(e)	3.21%	3.31	%(f)	3.49%	3.85%	4.21%
Portfolio turnover rate	5%		8%	23%		36%	19%	17%

See footnote summary on page 155.

150	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Pennsylvania Portfolio
	Class C
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.44		$ 10.58	$ 10.53		$ 10.48	$ 10.44	$ 10.58

Income From Investment Operations
Net investment income(b)(c)	.17		.34	.35		.37	.40	.44
Net realized and unrealized gain (loss) on investment transactions	(.18)		(.14)	.05		.05	.04	(.15)

Net increase (decrease) in net asset value from operations	(.01)		.20	.40		.42	.44	.29

Less: Dividends
Dividends from net investment income	(.17)		(.34)	(.35)		(.37)	(.40)	(.43)

Net asset value, end of period	$ 10.26		$ 10.44	$ 10.58		$ 10.53	$ 10.48	$ 10.44

Total Return
Total investment return based on net asset value(d)	(.10)%		1.89%	3.84%		4.02%	4.32%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,824		$31,295	$34,332		$34,705	$36,168	$42,917
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.65	%(e)	1.65%	1.65	%(f)	1.65%	1.65%	1.65%
Expenses, before waivers/ reimbursements	1.74	%(e)	1.74%	1.82	%(f)	1.90%	1.94%	1.87%
Expenses, before waivers/reimbursements excluding interest expense	1.74	%(e)	1.74%	1.72	%(f)	1.74%	1.88%	1.87%
Net investment income, net of waivers/reimbursements	3.27	%(e)	3.22%	3.30	%(f)	3.49%	3.85%	4.20%
Portfolio turnover rate	5%		8%	23%		36%	19%	17%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Virginia Portfolio
	Class A
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.68		$ 10.84	$ 10.82		$ 10.77	$ 10.75	$ 10.77

Income From Investment Operations
Net investment income(b)(c)	.22		.45	.47		.49	.52	.52
Net realized and unrealized gain (loss) on investment transactions	(.15)		(.16)	.02		.05	.01	(.03)

Net increase in net asset value from operations	.07		.29	.49		.54	.53	.49

Less: Dividends
Dividends from net investment income	(.22)		(.45)	(.47)		(.49)	(.51)	(.51)

Net asset value, end of period	$ 10.53		$ 10.68	$ 10.84		$ 10.82	$ 10.77	$ 10.75

Total Return
Total investment return based on net asset value(d)	.67%		2.72%	4.61%		5.11%	5.04%	4.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,878		$119,858	$109,343		$88,605	$64,089	$71,572
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	.72	%(e)	.72%	.72	%(f)	.72%	.72%	.72%
Expenses, before waivers/ reimbursements	.98	%(e)	.99%	1.01	%(f)	1.09%	1.18%	1.15%
Expenses, before waivers/reimbursements excluding interest expense	.98	%(e)	.99%	1.00	%(f)	1.00%	1.18%	1.15%
Net investment income, net of waivers/reimbursements	4.13	%(e)	4.19%	4.33	%(f)	4.48%	4.82%	4.87%
Portfolio turnover rate	4%		15%	31%		23%	10%	25%

See footnote summary on page 155.

152	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Virginia Portfolio
	Class B
	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30,
			2007	2006		2005	2004(a)	2003

Net asset value, beginning of period	$ 10.66		$ 10.82	$ 10.80		$ 10.75	$ 10.73	$ 10.75

Income From Investment Operations
Net investment income(b)(c)	.19		.38	.39		.41	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.15)		(.17)	.02		.05	.01	(.04)

Net increase in net asset value from operations	.04		.21	.41		.46	.45	.41

Less: Dividends
Dividends from net investment income	(.19)		(.37)	(.39)		(.41)	(.43)	(.43)

Net asset value, end of period	$ 10.51		$ 10.66	$ 10.82		$ 10.80	$ 10.75	$ 10.73

Total Return
Total investment return based on net asset value(d)	.32%		2.01%	3.89%		4.36%	4.32%	3.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,733		$23,486	$37,006		$46,489	$65,978	$82,541
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.42	%(e)	1.42%	1.42	%(f)	1.42%	1.42%	1.42%
Expenses, before waivers/ reimbursements	1.70	%(e)	1.69%	1.72	%(f)	1.80%	1.89%	1.85%
Expenses, before waivers/reimbursements excluding interest expense	1.70	%(e)	1.69%	1.71	%(f)	1.71%	1.89%	1.85%
Net investment income, net of waivers/reimbursements	3.42	%(e)	3.49%	3.64	%(f)	3.81%	4.13%	4.18%
Portfolio turnover rate	4%		15%	31%		23%	10%	25%

See footnote summary on page 155.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Virginia Portfolio
Class C
Six Months Ended March 31, 2008 (unaudited)	Year Ended September 30,
2007	2006	2005	2004(a)	2003

Net asset value, beginning of period	$ 10.66	$ 10.81	$ 10.79	$ 10.74	$ 10.73	$ 10.75

Income From Investment Operations
Net investment income(b)(c)	.19	.38	.39	.41	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.16)	.02	.06	– 0	–	(.04)

Net increase in net asset value from operations	.03	.22	.41	.47	.44	.41

Less: Dividends
Dividends from net investment income	(.19)	(.37)	(.39)	(.42)	(.43)	(.43)

Net asset value, end of period	$ 10.50	$ 10.66	$ 10.81	$ 10.79	$ 10.74	$ 10.73

Total Return
Total investment return based on net asset value(d)	.23%	2.11%	3.90%	4.41%	4.23%	3.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,054	$35,516	$34,544	$29,412	$28,654	$33,486
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements excluding interest expense	1.42	%(e)	1.42%	1.42	%(f)	1.42%	1.42%	1.42%
Expenses, before waivers/ reimbursements	1.69	%(e)	1.69%	1.71	%(f)	1.79%	1.88%	1.85%
Expenses, before waivers/reimbursements excluding interest expense	1.69	%(e)	1.69%	1.70	%(f)	1.70%	1.88%	1.85%
Net investment income, net of waivers/reimbursements	3.44	%(e)	3.50%	3.64	%(f)	3.80%	4.13%	4.17%
Portfolio turnover rate	4%	15%	31%	23%	10%	25%

See footnote summary on page 155.

154	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Financial Highlights

(a)	As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004, the effect of this change to the net investment income and the net realized and unrealized gain (loss) on investment transactions was less than $0.01 per share. The effect on the ratio of net investment income to average net assets was as follows:

	Class A	Class B	Class C
Arizona	.01%	.00%	.00%
Florida	(.02)%	(.02)%	(.02)%
Massachusetts	(.01)%	.00%	(.01)%
Michigan	.01%	.01%	.02%
Minnesota	.00%	.00%	.00%
New Jersey	.01%	.01%	.01%
Ohio	(.04)%	(.03)%	(.04)%
Pennsylvania	.00%	.01%	.00%
Virginia	(.02)%	(.01)%	(.02)%

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	The ratio includes expenses attributable to costs of proxy solicitation.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	155

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman

Marc O. Mayer, President and Chief Executive Officer

David H. Dievler(1)

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

(Guy) Robert B. Davidson III(2), Senior Vice President

Douglas J. Peebles, Senior Vice President

Jeffrey S. Phlegar, Senior Vice President

Michael G. Brooks(2), Vice President

Fred S. Cohen(2), Vice President

Terrance T. Hults(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Thomas R. Manley, Controller

Custodian and Accounting Agent

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 227-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of and investment decisions for the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

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Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Municipal Income Fund II (the “Fund”) approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”) at a meeting held on October 30-November 1, 2007.

Prior to approval of the continuance of the Advisory Agreement, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement in respect of each Portfolio wherein the Senior Officer concluded that the contractual fee for each Portfolio was reasonable. The trustees also discussed the proposed continuances in private sessions with counsel and the Fund’s Senior Officer.

The trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolios and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage each Portfolio and the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	157

judgment. The material factors and conclusions that formed the basis for the trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The trustees also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements are approved by the trustees on a quarterly basis and (to the extent requested and paid) result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rate stated in the Portfolio’s Advisory Agreement. The trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The trustees further noted that the Adviser had waived reimbursements in each Portfolio’s last fiscal year from the Michigan Portfolio, Minnesota Portfolio and Virginia Portfolio. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolios’ other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2005 and 2006 that had been prepared with an updated expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The trustees reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are a number of potentially acceptable allocation methodologies for information of this type. The trustees noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Portfolios, including those relating to its subsidiaries which provide transfer agency and distribution services to the Portfolios. The trustees recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The trustees focused on the profitability of the Adviser’s relationships with the Portfolios before taxes and distribution expenses. The trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Portfolio was not unreasonable.

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Fall-Out Benefits

The trustees considered the benefits to the Adviser and its affiliates from their relationships with the Portfolios other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolios’ shares and transfer agency fees paid by the Portfolios to a wholly owned subsidiary of the Adviser. The trustees recognized that the Adviser’s profitability would be somewhat lower without these benefits. The trustees noted that since the Portfolios do not engage in brokerage transactions, the Adviser does not receive soft dollar benefits in respect of portfolio transactions of the Portfolios. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed performance information for each Portfolio at each regular Board meeting during the year. At the meeting, the trustees reviewed information prepared by Lipper showing the performance for Class A shares of each Portfolio as compared to a group of funds selected by Lipper (the “Performance Group”) and as compared to a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared to the Lehman Brothers Municipal Bond Index (the “Index”), in each case for periods ended July 31, 2007 over the 1-, 3-, 5- and 10-year periods and (in the case of the Index) the since inception period.

Arizona Portfolio

The trustees noted that the Portfolio (June 1994 inception) was in the 1st quintile of the Performance Group and Performance Universe in all periods reviewed except in the 5-year period of the Performance Universe when it was in the 2nd quintile, and that the Portfolio outperformed the Index in all periods reviewed. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Florida Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and Performance Universe in all periods reviewed except in the 10-year period when it was in the 1st quintile of the Performance Group and Performance Universe, and that it outperformed the Index in the 3- and 5-year periods and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	159

Massachusetts Portfolio

The trustees noted that the Portfolio (March 1994 inception) was in the 1st quintile of the Performance Group and Performance Universe in the 1- and 3-year periods and 2nd quintile of the Performance Group and Performance Universe in the 5- and 10-year periods, and that the Portfolio outperformed the Index in the 3-year and since inception periods and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Michigan Portfolio

The trustees noted that the Portfolio (February 1994 inception) was 1 out of 4 of the Performance Group and in the 1st quintile of the Performance Universe in all periods reviewed except in the 1-year period of the Performance Universe when it was in the 2nd quintile, and that the Portfolio outperformed the Index in the 3- and 10-year and since inception periods and underperformed the Index in the 1- and 5-year periods. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Minnesota Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 3rd quintile of the Performance Group and 2nd quintile of the Performance Universe in the 1-, 3- and 5-year periods and 2nd quintile of the Performance Group and 1st quintile of the Performance Universe in the 10-year period, and that the Portfolio underperformed the Index in all periods reviewed except in the 3-year period when it outperformed the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

New Jersey Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 3rd quintile of the Performance Group and Performance Universe in the 1-, 5- and 10-year periods and 2nd quintile of the Performance Group and Performance Universe in the 3-year period, and that the Portfolio outperformed the Index in the 3-year period and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Ohio Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 1st quintile of the Performance Group and Performance Universe in the 1-year period, 2nd quintile of the Performance Group and 1st quintile of the Performance Universe in the 3- and 5-year periods and 2nd quintile of the Performance Group and Performance Universe in the 10-year period, and that the Portfolio outperformed the Index in the 1- and 3-year periods and underperformed the Index in the other periods reviewed. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

160	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Pennsylvania Portfolio

The trustees noted that the Portfolio (June 1993 inception) was in the 2nd quintile of the Performance Group and Performance Universe in the 1-year period, 2nd quintile of the Performance Group and 3rd quintile of the Performance Universe in the 3-year period, 1st quintile of the Performance Group and 2nd quintile of the Performance Universe in the 5-year period, and 1st quintile of the Performance Group and Performance Universe in the 10-year period, and that the Portfolio underperformed the Index in all periods reviewed except in the 3-year period when it matched the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Virginia Portfolio

The trustees noted that the Portfolio (April 1994 inception) was in the 2nd quintile of the Performance Group and Performance Universe in the 1-year period, 2nd quintile of the Performance Group and 1st quintile of the Performance Universe in the 3-year period and 1st quintile of the Performance Group and Performance Universe in the 5- and 10-year periods, and that the Fund outperformed the Index in all periods reviewed except in the 1-year period when it underperformed the Index. Based on their review, the trustees concluded that the Portfolio’s relative performance over time had been satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there are no institutional products managed by it which have a substantially similar investment style as the Portfolios. The trustees reviewed information in the Adviser’s Form ADV and noted that it charged institutional clients lower fees for advising comparably sized accounts using strategies that differ from those of the Portfolios but which involve investments in securities of the same type that the Portfolios invest in (i.e., fixed income municipal securities).

The Adviser reviewed with the trustees the significantly greater scope of the services it provides to the Portfolios relative to institutional clients. The Adviser also noted that since mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the trustees did not place significant weight on these fee comparisons.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	161

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds comparable to a Portfolio and an Expense Universe as a broader group, consisting of all funds in the Portfolio’s investment classification/objective with a similar load type as the Portfolio. The trustees noted that because of the small number of funds in the Portfolio’s Lipper category, at the request of the Adviser and the Fund’s Senior Officer, Lipper had expanded the Expense Group of each Portfolio except the Massachusetts Portfolio, New Jersey Portfolio and Pennsylvania Portfolio to include peers that had a similar (but not the same) Lipper investment objective/classification. The Expense Universe for those Portfolios was also expanded by Lipper pursuant to Lipper’s standard guidelines and not at the request of the Adviser or the Fund’s Senior Officer. The Class A expense ratio of each Portfolio was based on the Portfolio’s latest fiscal year expense ratio. The expense ratio of the Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio reflected fee waivers and/or expense reimbursements as a result of an applicable expense limitation undertaking by the Adviser. The trustees recognized that the expense ratio information for each Portfolio potentially reflected on the Adviser’s provision of services, as the Adviser is responsible for coordinating services provided to each Portfolio by others. The trustees noted that it was likely that the expense ratios of some funds in each Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

Arizona Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 4 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group median and higher than the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Florida Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 3.7 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

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Massachusetts Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points pursuant to the Advisory Agreement, was lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement was 5.8 basis points, and that as a result the rate of total compensation received by the Adviser from the Portfolio pursuant to the Advisory Agreement was higher than the Expense Group median. The trustees also noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 5.7 basis points had been waived by the Adviser. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser (although the expense ratio was currently lower than the cap) was higher than the Expense Group and Expense Universe medians. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 8.2 basis points had been waived by the Adviser. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and Expense Universe medians. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds. The trustees concluded that the Portfolio’s expense ratio was acceptable.

New Jersey Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 4.9 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	163

Expense Group and Expense Universe medians. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Ohio Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 4.5 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group median and the same as the Expense Universe median. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Pennsylvania Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points, plus the 5.3 basis point impact of the latest fiscal year administrative expense reimbursement by the Portfolio pursuant to the Advisory Agreement, was lower than the Expense Group median. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was higher than the Expense Group and Expense Universe medians. The trustees also noted that the Adviser had reviewed with them steps being taken that are intended to reduce the expenses of the AllianceBernstein Funds. The trustees concluded that the Portfolio’s expense ratio was acceptable.

Virginia Portfolio

The information reviewed by the trustees showed that the Portfolio’s at approximate current size contractual effective advisory fee rate of 45 basis points was lower than the Expense Group median. The trustees noted that in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 4.7 basis points had been waived by the Adviser. The trustees noted that the Portfolio’s total expense ratio, which had been capped by the Adviser, was lower than the Expense Group and Expense Universe medians. The trustees concluded that the Portfolio’s expense ratio was satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The trustees also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds as

164	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

well as a presentation by the Adviser concerning certain of its views on economies of scale. The trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	165

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Municipal Income Fund II (the “Trust”) in respect of the following Portfolios: 2

Arizona Portfolio

Florida Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (“the NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Trustees of the Trust to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios, which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	It should be noted that Senior Officer’s fee evaluation was completed on October 18, 2007.

2	Future references to the Portfolios do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.

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5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The Adviser proposed that the Portfolios pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee[4]	Trust
Low Risk Income	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance	Municipal Income Fund II

The Portfolios’ net assets on September 30, 2007 are set forth below:

Portfolio	Net Assets ($MM)
Arizona Portfolio	$ 204.3
Florida Portfolio	$ 192.3
Massachusetts Portfolio	$ 134.3
Michigan Portfolio	$ 122.3
Minnesota Portfolio	$ 93.7
New Jersey Portfolio	$ 161.7
Ohio Portfolio	$ 163.4
Pennsylvania Portfolio	$ 145.3
Virginia Portfolio	$ 178.8

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services. Indicated below are the reimbursement amounts, which the Adviser received from the

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The management fees for each Portfolio are based on the percentage of each Portfolio’s average daily net assets, not a combination of any of the Portfolios.

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Portfolios during their most recently completed fiscal year; expressed in dollars and as a percentage of average daily net assets:

Portfolio	Amount	As a % of Average Daily Net Assets
Arizona Portfolio	$80,500	0.039%
Florida Portfolio	$80,500	0.017%
Massachusetts Portfolio	$80,500	0.058%
Michigan Portfolio[5]	$80,500	0.057%
Minnesota Portfolio[5]	$80,500	0.082%
New Jersey Portfolio	$80,500	0.049%
Ohio Portfolio	$80,500	0.045%
Pennsylvania Portfolio	$80,500	0.053%
Virginia Portfolio[5]	$80,500	0.047%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios’ total operating expenses to the degree necessary to limit each Portfolio’s expense ratios to the amounts set forth below for each Portfolio’s current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios’ fiscal year upon at least 60 days written notice. In addition, set forth below are the gross expense ratios of the Portfolios, annualized for the most recent semi-annual period:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio		Fiscal Year End
Arizona Portfolio	Class A Class B Class C	0.78 1.48 1.48	% % %	0.94 1.65 1.64	% % %	September 30

Florida Portfolio	Class A Class B Class C	0.78 1.48 1.48	% % %	0.95 1.66 1.65	% % %	September 30

Massachusetts Portfolio	Class A Class B Class C	0.82 1.52 1.52	% % %	1.04 1.75 1.74	% % %	September 30

Michigan Portfolio	Class A Class B Class C	1.01 1.71 1.71	% % %	1.08 1.79 1.78	% % %	September 30

Minnesota Portfolio	Class A Class B Class C	0.90 1.60 1.60	% % %	1.15 1.87 1.86	% % %	September 30

New Jersey Portfolio	Class A Class B Class C	0.87 1.57 1.57	% % %	1.09 1.80 1.79	% % %	September 30

5	The Adviser waived the amount in its entirety.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio		Fiscal Year End
Ohio Portfolio	Class A Class B Class C	0.85 1.55 1.55	% % %	1.00 1.71 1.70	% % %	September 30

Pennsylvania Portfolio	Class A Class B Class C	0.95 1.65 1.65	% % %	1.02 1.73 1.72	% % %	September 30

Virginia Portfolio	Class A Class B Class C	0.72 1.42 1.42	% % %	0.97 1.68 1.67	% % %	September 30

I.  ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Portfolios to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional client account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	169

provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios. However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as the Portfolios. It should be noted that the Adviser has represented that it does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) than the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included the Portfolios’ rankings with respect to the contractual management fee relative to the median of the Portfolios’ Lipper Expense Group (“EG”) at the approximate current asset level of the Portfolios.6

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes.7 An EG will typically consist of seven to twenty funds. Certain of the Portfolios had original EGs that had an insufficient number of peers, in the view of the Senior Officer and the Adviser. Consequently, at the request of the Senior Officer and the Adviser,

6	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

7	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

170	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

Lipper expanded those Portfolios’ EGs to include peers that had a similar but not the same Lipper investment classification/objective.

Portfolio	Contractual Management Fee[8]	Lipper Expense Group Median	Rank
Arizona Portfolio[9],[10]	0.450	0.543	3/13

Florida Portfolio[9],[10]	0.450	0.550	2/15

Massachusetts Portfolio[10]	0.450	0.500	2/11

Michigan Portfolio[9],[10]	0.450	0.550	1/13

Minnesota Portfolio[9]	0.450	0.550	1/13

New Jersey Portfolio[10]	0.450	0.510	1/8

Ohio Portfolio[9],[10]	0.450	0.550	1/14

Pennsylvania Portfolio[10]	0.450	0.546	1/9

Virginia Portfolio[9],[10]	0.450	0.547	3/12

Because Lipper had expanded certain of the Portfolios’ EGs, under Lipper’s standard guidelines, those Portfolios’ Lipper Expense Universes (“EU”) were also expanded to include the universes of the peers that had a similar but not the same Lipper investment objective/classification as the subject Portfolio.11 A “normal” EU will include funds that have the same investment objective/classification as the subject Portfolio. 12 Set forth below is the comparison of the

8	The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

9	The Portfolio’s EG was expanded by Lipper at the request of the Senior Officer and the adviser.

10	Note that one of the Portfolio’s peers is excluded in the contractual management fee rankings because Lipper is unable to calculate the fund’s contractual management fee due to the fund’s breakpoint gross income component.

11	The expansion of the Portfolio’s EU was not requested by the Adviser or the Senior Officer. They requested only that the EGs be expanded.

12	Except for asset size comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	171

Portfolios’ total expense ratios and the medians of the Portfolios’ EGs and EUs. The Portfolios’ total expense ratios rankings are also shown:

Portfolio	Expense Ratio (%)[13]	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
Arizona Portfolio[14]	0.778	0.791	7/14	0.770	10/18

Florida Portfolio[14]	0.778	0.881	3/16	0.876	5/20

Massachusetts Portfolio	0.817	0.860	5/12	0.870	7/17

Michigan Portfolio[14]	0.980	0.914	11/14	0.890	17/21

Minnesota Portfolio[14]	0.899	0.890	8/13	0.860	15/22

New Jersey Portfolio	0.867	0.857	6/9	0.851	9/14

Ohio Portfolio[14]	0.847	0.890	4/15	0.850	9/21

Pennsylvania Portfolio	0.948	0.861	9/10	0.861	14/18

Virginia Portfolio[14]	0.719	0.845	2/13	0.851	3/17

Based on this analysis, except for Virginia Portfolio which has a more favorable ranking on a total expense ratio basis than on a management fee basis, the Portfolios have a more favorable ranking on a management fee basis than they do on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Adviser’s profitability information for the Portfolios prepared by the Adviser for the Trustees of the Trust was reviewed by the Senior Officer and the consultant. Except for Michigan Portfolio and Virginia Portfolio, the Adviser’s profitability from providing investment advisory services to the Portfolios increased during the calendar year 2006, relative to 2005.

13	Most recently completed fiscal year Class A share total expense ratio.

14	The Portfolios’ EU was expanded by Lipper under standard Lipper guidelines.

172	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges (“CDSC”).

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolios’ principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to revenues derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2006, ABI paid approximately 0.044% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments). For 2007, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20 million.15

ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios’ Class A shares during the Portfolios’ most recently completed fiscal year:

Portfolio	Amount Received
Arizona Portfolio	$47,909
Florida Portfolio	$20,683
Massachusetts Portfolio	$12,980
Michigan Portfolio	$13,670
Minnesota Portfolio	$8,111
New Jersey Portfolio	$10,044
Ohio Portfolio	$12,123
Pennsylvania Portfolio	$10,735
Virginia Portfolio	$24,168

15	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	173

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios’ most recently completed fiscal year:

Portfolio	12b-1 Fee Received	CDSC Received
Arizona Portfolio	$1,204,307	$31,161
Florida Portfolio	$1,253,323	$36,741
Massachusetts Portfolio	$994,952	$29,159
Michigan Portfolio	$982,555	$54,057
Minnesota Portfolio	$495,020	$10,388
New Jersey Portfolio	$1,094,043	$19,155
Ohio Portfolio	$1,196,616	$29,410
Pennsylvania Portfolio	$955,604	$9,665
Virginia Portfolio	$1,026,494	$22,764

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS’ after-tax profitability decreased in 2006 in comparison to 2005. Set forth below are the net fees which ABIS retained from the Portfolios during the Portfolios’ most recently completed fiscal year:16

Portfolio	ABIS Fee	Expense Offset
Arizona Portfolio	$37,864	$1,787
Florida Portfolio	$33,893	$1,448
Massachusetts Portfolio	$35,074	$1,825
Michigan Portfolio	$47,048	$2,237
Minnesota Portfolio	$28,398	$1,367
New Jersey Portfolio	$54,295	$2,554
Ohio Portfolio	$48,076	$2,328
Pennsylvania Portfolio	$49,558	$2,276
Virginia Portfolio	$36,574	$1,594

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,17 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment

16	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Portfolio’s account.
17	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

174	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli18 study on advisory fees and various fund characteristics. The preliminary results of the updated study, based on more recent data and using Lipper classifications, were found to be consistent with the results of the original study. The independent consultant observed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $813 billion as of September 30, 2007, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

The information below, prepared by Lipper, shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolios19 relative to their Lipper

18	The Deli study was originally published in 2002 based on 1997 data.

19	The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that were shown were provided by the Adviser. Lipper maintains its own database that includes the Portfolios’ performance returns. However, differences in the distribution price (ex-date versus payable date) and rounding differences may cause the Adviser’s own performance returns of the Portfolios to be one or two basis points different from Lipper. To maintain consistency, the performance returns of the Portfolios, as reported by the Adviser, are provided instead of Lipper.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	175

Performance Group (“PG”) and Lipper Performance Universe (“PU”)20 for the periods ended July 31, 2007.21

Arizona Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.37	3.81	3.83	1/5	2/10
3 year	4.80	3.87	3.89	1/5	2/10
5 year	4.70	3.87	4.02	1/5	3/10
10 year	5.24	4.39	4.56	1/5	1/9

Florida Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.11	3.85	3.85	2/5	2/9
3 year	4.83	4.00	4.40	2/5	2/9
5 year	4.89	3.94	4.33	2/5	2/9
10 year	5.16	4.35	4.78	1/5	1/9

Massachusetts Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.06	3.72	3.72	2/12	3/18
3 year	4.43	4.02	4.00	2/12	2/17
5 year	4.28	4.17	4.10	4/12	5/17
10 year	4.82	4.63	4.60	4/12	5/16

Michigan Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	3.98	3.70	3.79	1/4	3/12
3 year	4.68	3.83	3.78	1/4	1/11
5 year	4.49	3.78	3.89	1/4	1/11
10 year	5.31	4.42	4.42	1/4	1/11

Minnesota Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	3.90	3.76	3.58	3/7	5/16
3 year	4.42	4.08	3.92	3/7	5/16
5 year	4.28	4.20	4.10	3/7	5/16
10 year	4.90	4.65	4.65	2/7	2/15

20	The Portfolios PG/PU may not be necessarily identical to the Portfolios EG/EU as the criteria for including or excluding a fund in/from a PG/PU are somewhat different than that of an EU/EG.

21	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio may have had a different investment classification/objective at different points in time.

176	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

New Jersey Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.19	3.67	3.80	4/9	6/14
3 year	4.75	4.13	4.22	2/9	4/14
5 year	3.98	3.82	3.96	4/9	7/14
10 year	4.42	4.35	4.45	4/9	8/14

Ohio Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.60	3.50	3.66	1/7	2/15
3 year	4.60	3.68	3.61	2/7	2/14
5 year	4.46	3.73	3.77	2/7	2/14
10 year	4.82	4.33	4.33	2/7	3/13

Pennsylvania Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	4.06	3.76	3.82	3/10	6/18
3 year	4.38	4.19	4.20	3/10	8/18
5 year	4.44	4.16	4.28	2/10	4/18
10 year	4.99	4.60	4.60	1/10	3/18

Virginia Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	3.87	3.69	3.63	2/6	4/11
3 year	4.66	4.13	3.69	2/6	2/10
5 year	4.77	4.35	3.88	1/6	1/10
10 year	5.26	4.61	4.51	1/6	1/10

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold)22 versus its benchmarks.23 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also

22	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolios.

23	The benchmark’s since inception performance return for each Portfolio is from the nearest month-end after inception date. In contrast to the benchmark, each Portfolio’s since inception performance return is from the Portfolio’s actual inception date.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	177

shown.24 Note that each Portfolio’s benchmark is the Lehman Brothers Municipal Bond Index.25

	Periods Ending July 31, 2007 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)

						Volatility (%)	Sharpe (%)
Arizona Portfolio	4.37	4.80	4.70	5.24	6.06	3.29	0.44	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	6.02	3.65	0.39	10
Inception Date: June 1, 1994

Florida Portfolio	4.11	4.83	4.89	5.16	5.48	3.29	0.41	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.60	3.65	0.39	10
Inception Date: June 25, 1993

Massachusetts Portfolio	4.06	4.43	4.28	4.82	6.18	3.83	0.28	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.99	3.65	0.39	10
Inception Date: March 29, 1994

Michigan Portfolio	3.98	4.68	4.49	5.31	6.09	3.73	0.41	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.63	3.65	0.39	10
Inception Date: February 25, 1994

Minnesota Portfolio	3.90	4.42	4.28	4.90	5.19	3.59	0.31	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.60	3.65	0.39	10
Inception Date: June 25, 1993

24	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

25	The Lehman Brother’s Municipal Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included, bonds must be investment grade and be at least one year from maturity. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and pre-funded bonds. The index represents a national municipal bond index as opposed to a specific state index.

178	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

	Periods Ending July 31, 2007 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)

						Volatility (%)	Sharpe (%)
New Jersey Portfolio	4.19	4.75	3.98	4.42	4.98	4.08	0.17	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.60	3.65	0.39	10
Inception Date: June 25, 1993

Ohio Portfolio	4.60	4.60	4.46	4.82	5.23	3.47	0.30	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.60	3.65	0.39	10
Inception Date: June 25, 1993

Pennsylvania Portfolio	4.06	4.38	4.44	4.99	5.52	3.61	0.33	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.60	3.65	0.39	10
Inception Date: June 25, 1993

Virginia Portfolio	3.87	4.66	4.77	5.26	6.21	3.37	0.43	10
Lehman Brothers Municipal Bond Index	4.27	4.38	4.50	5.23	5.97	3.65	0.39	10
Inception Date: April 29, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 26, 2007

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II •	179

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Mid-Cap Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Global & International

Global Health Care Fund

Global Research Growth Fund

Global Technology Fund

Greater China ‘97 Fund

International Growth Fund

International Research Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund*

Global Bond Fund*

High Income Fund*

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Insured National Arizona California Insured California Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income    Fund*

ACM Managed Dollar Income Fund

California Municipal Income Fund

New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to May 18, 2007, AllianceBernstein National Municipal Income Fund was named National Municipal Income Fund. Prior to November 5, 2007, Diversified Yield Fund was named Global Strategic Income Trust and Global Bond Fund was named Global Government Income Trust. Prior to January 28, 2008, High Income Fund was named Emerging Market Debt Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

180	• ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIFII-0152-0308

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	May 30, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 30, 2008